DOCUMENT AND ENTITY INFORMATION	9 Months Ended
Sep. 30, 2012
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Entity Registrant Name	NORTHWEST BIOTHERAPEUTICS INC
Entity Central Index Key	0001072379
Entity Filer Category	Smaller Reporting Company

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 111	$ 24	$ 153
Prepaid expenses and other current assets	186	94	86
Total current assets	297	118	239
Property and equipment:
Laboratory equipment	60	29	29
Office furniture and other equipment	171	172	123
Property, Plant and Equipment, Gross, Total	231	201	152
Less accumulated depreciation and amortization	(133)	(123)	(113)
Property and equipment, net	98	78	39
Deposit and other non-current assets	33	16	16
Total assets	428	212	294
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable	8,173	3,808
Accounts payable, related party	4,503	1,589	10,527
Accounts Payable Unrealted Party		2,219	2,835
Accrued expenses	8,186	2,815
Accrued expenses, related party	5,844	630	1,749
Accrued Expenses Unrelated Party		2,185	2,074
Notes payable	4,662	5,205
Note payable to related parties	2,177	2,056	4,000
Notes Payable Unrelated Party		3,149	1,364
Convertible notes, net	15,114	8,420
Convertible notes payable to related party, net	6,382	3,588	0
Convertible Notes Payable Unrelated Party		4,832	2,736
Embedded derivative liability	18	601	839
Liability for reclassified equity contracts	0	29,903	0
Total current liabilities	36,153	50,752	26,124
Long term liabilities:
Notes payable	100	200	350
Convertible notes payable, net	2,279	1,433	555
Convertible notes payable to related party, net			949
Total long term liabilities	2,379	1,633	1,854
Total liabilities	38,532	52,385	27,978
Stockholders' equity (deficit):
Preferred stock
Common stock	194	150	73
Additional paid-in capital	250,467	199,605	191,344
Deficit accumulated during the development stage	(288,575)	(251,778)	(218,948)
Cumulative translation adjustment	(190)	(150)	(153)
Total stockholders' equity (deficit)	(38,104)	(52,173)	(27,684)
Total liabilities and stockholders' equity (deficit)	$ 428	$ 212	$ 294

CONDENSED CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts payable, related party (in dollars)	$ 4,503	$ 1,589	$ 10,527
Accrued expenses related party net (in dollars)	5,844	630
Notes payable related parties excluding current convertible notes payable (in dollars)	2,177	2,056	4,000
Convertible notes payable current related parties net (in dollars)	$ 6,382	$ 3,588
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	40,000,000	40,000,000	20,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	450,000,000	150,000,000	150,000,000
Common stock, shares issued	11,827,595	9,334,101	4,569,904
Common stock, shares outstanding	11,827,595	9,334,101	4,569,904

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended		189 Months Ended	198 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Revenues:
Research material sales	$ 0	$ 10	$ 0	$ 10	$ 10	$ 10	$ 580	$ 580
Contract research and development fromrelated parties	0	0	0	0	0	0	1,128	1,128
Research grants and other	120	0	450	0	0	0	1,061	1,511
Total revenues	120	10	450	10	10	10	2,769	3,219
Operating cost and expenses:
Cost of research material sales	0	0	0	0	0	0	382	382
Research and development	9,944	3,565	20,533	11,474	13,452	9,899	90,264	110,828
General and administration	3,913	2,804	8,152	10,675	13,335	5,463	75,324	83,445
Depreciation and amortization	5	2	10	6	10	2	2,363	2,372
Loss on facility sublease	0	0	0	0	0	0	895	895
Asset impairment loss and other (gain) loss	0	0	0	0	0	0	2,445	2,445
Total operating costs and expenses	13,862	6,371	28,695	22,155	26,797	15,364	171,673	200,367
Loss from operations	(13,742)	(6,361)	(28,245)	(22,145)	(26,787)	(15,354)	(168,904)	(197,149)
Other income (expense):
Valuation of reclassified equity instruments	0	8,875	491	7,413	8,821	0	15,579	16,070
Conversion inducement expense	0	0	0	(125)	(125)	(4,673)	(10,415)	(10,415)
Derivative valuation gain/(loss)	35	338	583	29	728	54	782	1,365
Gain on sale of intellectual property and property and equipment	0	0	0	0	0	0	3,664	3,664
Interest expense	(2,788)	(2,370)	(9,626)	(5,426)	(7,648)	(7,884)	(41,564)	(51,190)
Interest income and other	0	0	0	0	0	489	1,707	1,707
Net income (loss)	(16,495)	482	(36,797)	(20,254)	(32,830)	(27,368)	(206,969)	(243,765)
Issuance of common stock in connection with elimination of Series A and Series A-1 preferred stock preferences	0	0	0	0	0	0	(12,349)	(12,349)
Modification of preferred stock warrants					0	0
Warrants issued on Series A and Series A-1 preferred stock dividends	0	0	0	0	0	0	(4,664)	(4,664)
Accretion of Series A preferred stock mandatory redemption obligation	0	0	0	0	0	0	(1,872)	(1,872)
Series A preferred stock redemption fee	0	0	0	0	0	0	(1,700)	(1,700)
Beneficial conversion feature of Series D preferred stock	0	0	0	0	0	0	(4,274)	(4,274)
Net income (loss) applicable to common stockholders	(16,495)	482	(36,797)	(20,254)	(32,830)	(27,368)	(251,778)	(288,575)
Earnings Per Share, Basic	$ (1.5)	$ 0.08	$ (3.59)	$ (3.78)	$ 5.6	$ (6.56)
Weighted Average Number of Shares Outstanding, Basic	11,029	5,945	10,258	5,355
Earnings Per Share, Diluted	$ (1.5)	$ 0.06	$ (3.59)	$ (3.78)
Weighted Average Number of Shares Outstanding, Diluted	11,029	7,696	10,258	5,355
Weighted average shares used in computing basic and diluted loss per share (in shares)					5,887	4,191
Series Preferred Stock [Member]
Other income (expense):
Modification of preferred stock warrants	0	0	0	0	0	0	(2,306)	(2,306)
Preferred stock dividends	0	0	0	0	0	0	(334)	(334)
Series A1 Preferred Stock [Member]
Other income (expense):
Modification of preferred stock warrants	0	0	0	0	0	0	(16,393)	(16,993)
Preferred stock dividends	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (917)	$ (917)

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		198 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Net Loss	$ (16,495)	$ 482	$ (36,797)	$ (20,254)	$ (243,765)
Other comprehensive loss
Foreign currency translation adjustment	0	79	(40)	(44)	(190)
Total comprehensive loss	$ (16,495)	$ 561	$ (36,837)	$ (20,298)	$ (243,955)

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) AND COMPREHENSIVE LOSS (USD $) In Thousands	Common Stock [Member]	Series Preferred Stock [Member]	Preferred Stock [Member]	Additional Paid-In Capital [Member]	Deferred Compensation, Share-Based Payments [Member]	Retained Earnings [Member]	Accumulated Translation Adjustment [Member]	Total
Balances at Mar. 17, 1996	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balances (in shares) at Mar. 17, 1996	0	0	0
Accretion of membership units mandatory redemption obligation	0	0	0	0	0	(106)	0	(106)
Net Loss	0	0	0	0	0	(1,233)	0	(1,233)
Balance at Dec. 31, 1996	0	0	0	0	0	(1,339)	0	(1,339)
Balances (in shares) at Dec. 31, 1996	0	0	0
Accretion of membership units mandatory redemption obligation	0	0	0	0	0	(275)	0	(275)
Net Loss	0	0	0	0	0	(2,560)	0	(2,560)
Balance at Dec. 31, 1997	0	0	0	0	0	(4,174)	0	(4,174)
Balances (in shares) at Dec. 31, 1997	0	0	0
Conversion of membership units to common stock	2	0	0	0	0	(2)	0	0
Conversion of membership units to common stock (in shares)	138	0	0
Accretion of Series A preferred stock mandatory redemption obligation	0	0	0	0	0	(329)	0	(329)
Net Loss	0	0	0	0	0	(4,719)	0	(4,719)
Balance at Dec. 31, 1998	2	0	0	0	0	(9,224)	0	(9,222)
Balances (in shares) at Dec. 31, 1998	138	0	0
Accretion of Series A preferred stock mandatory redemption obligation	0	0	0	0	0	(354)	0	(354)
Warrants issued for services	0	0	0	394	0	0	0	394
Net Loss	0	0	0	0	0	(5,609)	0	(5,609)
Balance at Dec. 31, 1999	2	0	0	394	0	(15,187)	0	(14,791)
Balances (in shares) at Dec. 31, 1999	138	0	0
Accretion of Series A preferred stock mandatory redemption obligation	0	0	0	0	0	(430)	0	(430)
Warrants issued for services	0	0	0	368	0	0	0	368
Issuance of Series C preferred stock warrants in connection with lease agreement	0	0	0	43	0	0	0	43
Exercise of stock options and warrants for cash	0	0	0	1	0	0	0	1
Exercise of stock options and warrants for cash (in shares)	0	0	0
Stock issuance in exchange for license option	0	0	0	4	0	0	0	4
Stock issuance in exchange for license option (in shares)	0	0	0
Issuance of Series D preferred stock warrants	0	0	0	4,039	0	0	0	4,039
Beneficial conversion feature of convertible promissory notes	0	0	0	1,026	0	0	0	1,026
Issuance of common stock warrants	0	0	0	3	0	0	0	3
Cancellation of common stock	0	0	0	0	0	0	0	0
Cancellation of common stock (in shares)	17	0	0
Net Loss	0	0	0	0	0	(12,779)	0	(12,779)
Balance at Dec. 31, 2000	2	0	0	5,878	0	(28,396)	0	(22,516)
Balances (in shares) at Dec. 31, 2000	121	0	0
Accretion of Series A preferred stock mandatory redemption obligation	0	0	0	0	0	(379)	0	(379)
Warrants issued for services	0	0	0	2,287	0	0	0	2,287
Exercise of stock options and warrants for cash	1	0	0	407	0	0	0	408
Exercise of stock options and warrants for cash (in shares)	72	0	0
Issuance of Series D preferred stock warrants	0	0	0	225	0	0	0	225
Beneficial conversion feature of convertible promissory notes	0	0	0	456	0	0	0	456
Beneficial conversion feature of Series D preferred stock	0	0	0	4,274	0	(4,274)	0	0
Issuance of common stock in initial public offering	4	0	0	17,151	0	0	0	17,155
Issuance of common stock in initial public offering (in shares)	250	0	0
Conversion of preferred stock into common stock	10	0	0	31,569	0	0	0	31,579
Conversion of preferred stock into common stock (in shares)	611	0	0
Series A preferred stock redemption fee	0	0	0	0	0	(1,700)	0	(1,700)
Deferred compensation related to employee restricted stock option	0	0	0	1,330	(1,330)	0	0	0
Amortization of deferred compensation	0	0	0	0	314	0	0	314
Issuance of stock options to nonemployees for services	0	0	0	45	0	0	0	45
Net Loss	0	0	0	0	0	(10,940)	0	(10,940)
Balance at Dec. 31, 2001	17	0	0	63,622	(1,016)	(45,689)	0	16,934
Balances (in shares) at Dec. 31, 2001	1,054	0	0
Stock compensation expense	0	0	0	22	(22)	0	0	0
Exercise of stock options and warrants for cash	0	0	0	18	0	0	0	18
Exercise of stock options and warrants for cash (in shares)	2	0	0
Issuance of common stock warrants	0	0	0	80	0	0	0	80
Cancellation of common stock	0	0	0	(301)	301	0	0	0
Deferred compensation related to employee restricted stock option	0	0	0	449	(449)	0	0	0
Deferred compensation related to employee restricted stock option (in shares)	6	0	0
Amortization of deferred compensation	0	0	0	0	350	0	0	350
Issuance of unregistered common stock	1	0	0	199	0	0	0	200
Issuance of unregistered common stock (in shares)	63	0	0
Issuance of common stock, Employee Stock Purchase Plan	0	0	0	6	0	0	0	6
Issuance of common stock, Employee Stock Purchase Plan (in shares)	1	0	0
Issuance of restricted stock to nonemployees	0	0	0	34	0	0	0	34
Issuance of restricted stock to nonemployees (in shares)	1	0	0
Issuance of stock options to nonemployees for services	0	0	0	57	0	0	0	57
Cancellation of employee restricted stock grants	0	0	0	(392)	392	0	0	0
Cancellation of employee restricted stock grants (in shares)	(5)	0	0
Net Loss	0	0	0	0	0	(12,804)	0	(12,804)
Balance at Dec. 31, 2002	18	0	0	63,794	(444)	(58,493)	0	4,875
Balances (in shares) at Dec. 31, 2002	1,121	0	0
Exercise of stock options and warrants for cash	0	0	0	0	0	0	0	0
Exercise of stock options and warrants for cash (in shares)	1	0	0
Beneficial conversion feature of convertible promissory notes	0	0	0	114	0	0	0	114
Cancellation of common stock	0	0	0	(131)	131	0	0	0
Amortization of deferred compensation	0	0	0	0	240	0	0	240
Issuance of common stock, Employee Stock Purchase Plan	0	0	0	0	0	0	0	0
Issuance of common stock, Employee Stock Purchase Plan (in shares)	0	0	0
Cancellation of employee restricted stock grants	0	0	0	(20)	20	0	0	0
Cancellation of employee restricted stock grants (in shares)	0	0	0
Issuance of unregistered common stock to Medarex	1	0	0	199	0	0	0	200
Issuance of unregistered common stock to Medarex (in shares)	63	0	0
Issuance of unregistered common stock to Nexus	0	0	0	35	0	0	0	35
Issuance of unregistered common stock to Nexus (in shares)	6	0	0
Issuance of common stock warrants	0	0	0	80	0	0	0	80
Issuance of common stock warrants	0	0	0	221	0	0	0	221
Non-employee stock compensation	0	0	0	2	0	0	0	2
Net Loss	0	0	0	0	0	(5,752)	0	(5,752)
Balance at Dec. 31, 2003	19	0	0	64,294	(53)	(64,245)	0	15
Balances (in shares) at Dec. 31, 2003	1,189	0	0
Beneficial conversion feature of convertible promissory notes	0	0	0	1,156	0	0	0	1,156
Issuance of common stock warrants	0	0	0	1,711	0	0	0	1,711
Cancellation of common stock	0	0	0	(5)	5	0	0	0
Amortization of deferred compensation	0	0	0	0	41	0	0	41
Issuance of common stock, Employee Stock Purchase Plan	0	0	0	0	0	0	0	0
Issuance of common stock, Employee Stock Purchase Plan (in shares)	0	0	0
Warrant valuation		0	0	368	0	0	0	368
Net Loss	0	0	0	0	0	(8,508)	0	(8,508)
Balance at Dec. 31, 2004	19	0	0	67,524	(7)	(72,753)	0	(5,217)
Balances (in shares) at Dec. 31, 2004	1,189	0	0
Common Stock warrant liability	0	0	0	(604)	0	0	0	(604)
Exercise of stock options and warrants for cash	0	0	0	4	0	0	0	4
Exercise of stock options and warrants for cash (in shares)	3	0	0
Beneficial conversion feature of convertible promissory notes	0	0	0	1,172	0	0	0	1,172
Issuance of common stock warrants	0	0	0	1,878	0	0	0	1,878
Amortization of deferred compensation	0	0	0	0	7	0	0	7
Issuance of stock options to nonemployees for services	0	0	0	3	0	0	0	3
Issuance of unregistered common stock and preferred stock to Toucan Capital	0	33	0	1,243	0	0	0	1,276
Issuance of unregistered common stock and preferred stock to Toucan Capital (in shares)	0	2,031	0
Net Loss	0	0	0	0	0	(9,937)	0	(9,937)
Balance at Dec. 31, 2005	19	33	0	71,220	0	(82,690)	0	(11,418)
Balances (in shares) at Dec. 31, 2005	1,192	2,031	0
Stock compensation expense	0	0	0	19	0	0	0	19
Common Stock warrant liability	0	0	0	(6,523)	0	0	0	(6,523)
Exercise of stock options and warrants for cash	0	0	0	9	0	0	0	9
Exercise of stock options and warrants for cash (in shares)	4	0	0
Beneficial conversion feature of convertible promissory notes	0	0	0	64	0	0	0	64
Issuance of common stock warrants	0	0	0	236	0	0	0	236
Issuance of common stock in initial public offering	39	0	0	4,649	0	0	0	4,688
Issuance of common stock in initial public offering (in shares)	2,467	0	0
Issuance of warrants to PIPE investment bankers	0	0	0	395	0	0	0	395
Conversion of notes payable due to Toucan Capital to Series A-1 preferred stock	0	0	5	7,702	0	0	0	7,707
Conversion of notes payable due to Toucan Capital to Series A-1 preferred stock (in shares)	0	0	0
Conversion of notes payable due to management to common stock	3	0	0	266	0	0	0	269
Conversion of notes payable due to management to common stock (in shares)	168	0	0
Exercise of stock options - cashless	4	0	0	(4)	0	0	0	0
Exercise of stock options - cashless (in shares)	246	0	0
Net Loss	0	0	0	0	0	(1,395)	0	(1,395)
Balance at Dec. 31, 2006	65	33	5	78,033	0	(84,085)	0	(5,949)
Balances (in shares) at Dec. 31, 2006	4,078	2,031	301
Stock compensation expense	0	0	0	2,679	0	0	0	2,679
Cumulative translation adjustment	0	0	0	0	0	0	(4)	(4)
Beneficial conversion feature of convertible promissory notes	0	0	0	1,198	0	0	0	1,198
Issuance of common stock warrants	0	0	0	4,495	0	0	0	4,495
Issuance of common stock in initial public offering	16	0	0	25,870	0	0	0	25,886
Issuance of common stock in initial public offering (in shares)	987	0	0
Exercise of stock options - cashless	0	0	0	0	0	0	0	0
Exercise of stock options - cashless (in shares)	21	0	0
Conversion of common stock at par related to the reverse stock split	(61)	0	0	61	0	0	0	0
Conversion of common stock at par related to the reverse stock split (in shares)	(3,806)	0	0
Conversion of Series A and A-1 preferred stock into common stock	15	(33)	(5)	23	0	0	0	0
Conversion of Series A and A-1 preferred stock into common stock (in shares)	938	(2,031)	(301)
Issuance of common stock in connection with elimination of Series A and Series A-1 preferred stock preferences	7	0	0	12,342	0	(12,349)	0	0
Issuance of common stock in connection with elimination of Series A and Series A-1 preferred stock preferences (in shares)	429	0	0
Modification of preferred stock Series A and Series A-1 warrants	0	0	0	18,699	0	(18,699)	0	0
Preferred stock dividends	0	0	0	0	0	(1,251)	0	(1,251)
Warrants issued on Series A and Series A-1 preferred stock dividends	0	0	0	4,664	0	(4,664)	0	0
Exercise of warrants - cashless	0
Exercise of warrants - cashless (in shares)	21
Net Loss	0	0	0	0	0	(21,247)	0	(21,247)
Total comprehensive loss								(21,251)
Balance at Dec. 31, 2007	42	0	0	148,064	0	(142,295)	(4)	5,807
Balances (in shares) at Dec. 31, 2007	2,647	0	0
Stock compensation expense	0	0	0	3,001	0	0	0	3,001
Cumulative translation adjustment	0	0	0	0	0	0	(20)	(20)
Stock issuance in exchange for license option	0	0	0	225	0	0	0	225
Stock issuance in exchange for license option (in shares)	8	0	0
Issuance of common stock warrants	0	0	0	1,017	0	0	0	1,017
Exercise of stock options - cashless	0	0	0	1	0	0	0	1
Exercise of stock options - cashless (in shares)	2	0	0
Net Loss	0	0	0	0	0	(22,331)	0	(22,331)
Total comprehensive loss								(22,351)
Balance at Dec. 31, 2008	42	0	0	152,308	0	(164,626)	(24)	(12,300)
Balances (in shares) at Dec. 31, 2008	2,656	0	0
Debt discount related to beneficial conversion and warrants	0	0	0	2,578	0	0	0	2,578
Stock compensation expense	0	0	0	2,712	0	0	0	2,618
Stock and warrants issued for services	3	0	0	2,819	0	0	0	2,916
Stock and warrants issued for services (in shares)	229	0	0
Issuance of common stock in private placements	2	0	0	1,391	0	0	0	1,393
Issuance of common stock in private placements (in shares)	149	0	0
Loan conversion and conversion inducement	10	0	0	7,321	0	0	0	7,331
Loan conversion and conversion inducement (in shares)	534	0	0
Cumulative translation adjustment	0	0	0	0	0	0	(25)	(25)
Warrants issued for services	0	0	0	1,645	0	0	0	1,645
Exercise of stock options - cashless	0	0	0	0	0	0	0	0
Exercise of stock options - cashless (in shares)	10	0	0
Exercise of warrants - cashless	0	0	0	0	0	0	0	0
Exercise of warrants - cashless (in shares)	76	0	0
Loan conversion	1	0	0	111	0	0	0	112
Loan conversion (in shares)	35	0	0
Net Loss	0	0	0	0	0	(26,954)	0	(26,954)
Total comprehensive loss								(26,979)
Balance at Dec. 31, 2009	58	0	0	170,885	0	(191,580)	(49)	(20,686)
Balances (in shares) at Dec. 31, 2009	3,680	0	0
Debt discount related to beneficial conversion and warrants	0	0	0	3,254	0	0	0	3,254
Stock compensation expense	0	0	0	2,004	0	0	0	2,004
Stock and warrants issued for services	2	0	0	2,246	0	0	0	2,248
Stock and warrants issued for services (in shares)	142	0	0
Interest extensions and warrant valuations	1	0	0	2,627	0	0	0	2,628
Interest extensions and warrant valuations (in shares)	71	0	0
Issuance of common stock in private placements	6	0	0	3,832	0	0	0	3,838
Issuance of common stock in private placements (in shares)	320	0	0
Loan conversion and conversion inducement	6	0	0	6,406	0	0	0	6,412
Loan conversion and conversion inducement (in shares)	358	0	0
Cumulative translation adjustment	0	0	0	0	0	0	(104)	(104)
Issuance of common stock warrants	0	0	0	90	0	0	0	90
Net Loss	0	0	0	0	0	(27,368)	0	(27,368)
Total comprehensive loss								(27,472)
Balance at Dec. 31, 2010	73	0	0	191,344	0	(218,948)	(153)	(27,684)
Balances (in shares) at Dec. 31, 2010	4,570	0	0
Debt discount related to beneficial conversion and warrants	0	0	0	4,267	0	0	0	4,267
Stock compensation expense	0	0	0	8,445	0	0	0	8,445
Stock and warrants issued for services	8	0	0	5,369	0	0	0	5,377
Stock and warrants issued for services (in shares)	503	0	0
Interest extensions and warrant valuations	0	0	0	797	0	0	0	797
Interest extensions and warrant valuations (in shares)	0	0	0
Issuance of common stock in private placements	7	0	0	5,494	0	0	0	5,501
Issuance of common stock in private placements (in shares)	511	0	0
Loan conversion and conversion inducement	62	0	0	21,712	0	0	0	21,774
Loan conversion and conversion inducement (in shares)	3,750	0	0
Cumulative translation adjustment	0	0	0	0	0	0	3	3
Exercise of stock options and warrants for cash (in shares)								0
Cancellation of common stock (in shares)								(35)
Reclassified equity instruments	0	0	0	(38,723)	0	0	0	(38,723)
Embedded derivitive liabilities reclassified	0	0	0	900	0	0	0	900
Net Loss	0	0	0	0	0	(32,830)	0	(32,830)
Total comprehensive loss								(32,827)
Balance at Dec. 31, 2011	150	0	0	199,605	0	(251,778)	(150)	(52,173)
Balances (in shares) at Dec. 31, 2011	9,334	0	0
Stock and warrants issued for services				1,715
Beneficial conversion feature of convertible promissory notes				7,885
Issuance of common stock in initial public offering				1,479
Modifications/reclassifications of equity instruments				29,412
Notes payable conversions	44			7,797
Stock based compensation				2,574
Net Loss						(36,797)		(36,797)
Foreign currency translation adjustment							(40)
Total comprehensive loss								(36,837)
Balance at Sep. 30, 2012	$ 194			$ 250,467		$ (288,575)	$ (190)	$ (38,104)

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) AND COMPREHENSIVE LOSS [Parenthetical] (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2001	Dec. 31, 2000
Issue price of common stock per share for license rights (in dollars per share)				$ 0.85
Stock offering costs	$ 3,965	$ 837	$ 2,845

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended		189 Months Ended	198 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Cash Flows from Operating Activities:
Net Loss	$ (36,797)	$ (20,254)	$ (32,830)	$ (27,368)	$ (206,969)	$ (243,765)
Reconciliation of net loss to net cash used in operating activities:
Depreciation and amortization	10	6	10	2	2,363	2,373
Amortization of deferred financing costs	0	0	0	0	320	320
Amortization debt discount	8,692	4,058	6,016	4,508	30,225	38,917
Derivative valuation (gain) loss	(583)	(29)	(728)	(54)	(782)	(1,365)
Accrued interest converted to stock	0	0	0	0	260	260
Accreted interest on convertible promissory note	0	0	0	0	1,484	1,484
Stock-based compensation costs	2,574	7,354	8,445	2,004	19,859	22,433
Stock and warrants issued for services and other expenses	1,714	3,470	10,934	4,559	20,269	21,983
Loan conversion inducement	0	125	125	4,673	10,415	10,415
Valuation of reclassified equity contracts	(491)	(7,413)	(8,821)	0	(15,579)	(16,070)
Asset impairment loss and loss (gain) on sale of properties	0	0	0	0	(936)	(936)
Loss on facility sublease	0	0	0	0	895	895
Increase (decrease) in cash resulting from changes in assets and liabilities:
Prepaid expenses and other current assets	(92)	(84)	(8)	(64)	616	524
Accounts payable and accrued expenses	10,485	2,615	1,356	745	7,146	30,700
Related party accounts payable and accrued expenses			793	4,619	13,069
Deposits and other non-current assets	(17)	0				(17)
Accrued loss on sublease	0	0	0	0	(265)	(265)
Deferred rent	0	0	0	0	410	410
Net Cash used in Operating Activities	(14,505)	(10,152)	(14,707)	(6,376)	(117,200)	(131,705)
Cash Flows from Investing Activities:
Purchase of property and equipment, net	(31)	(31)	(49)	(41)	(5,093)	(5,124)
Proceeds from sale of property and equipment	0	0	0	0	258	258
Proceeds from sale of intellectual property	0	0	0	0	1,816	1,816
Proceeds from sale of marketable securities	0	0	0	0	2,000	2,000
Refund of security deposit	0	0	0	0	(3)	(3)
Transfer of restricted cash	0	0	0	0	(1,035)	(1,035)
Net Cash used in Investing Activities	(31)	(31)	(49)	(41)	(2,057)	(2,088)
Cash Flows from Financing Activities:
Proceeds from issuance of note payable	0	6,272	2,130	1,140	7,980	19,230
Proceeds from issuance of convertible notes payable to related parties	13,181	500	600	0	1,900	38,414
Proceeds from issuance of note payable to related parties			0	0	11,250
Repayment of note payable to related parties	0	0	(450)	(900)	(8,050)	(8,050)
Proceeds from issuance of convertible promissory note and warrants, net of issuance costs			7,242	2,992	23,333
Repayment of convertible promissory note	0	0	(399)	(551)	(1,069)	(1,069)
Borrowing under line of credit, Northwest Hospital	0	(399)	0	0	2,834	2,834
Repayment of line of credit, Northwest Hospital	0	0	0	0	(2,834)	(2,834)
Payment on capital lease obligations	0	0	0	0	(323)	(323)
Payments on note payable	0	0	0	0	(420)	(420)
Proceeds from issuance preferred stock, net	0	0	0	0	28,708	28,708
Proceeds from exercise of stock options and warrants	0	0	0	0	228	228
Proceeds from issuance common stock, net	1,482	5,340	5,501	3,838	59,075	60,557
Proceeds from sale of stock warrant	0	4	0	90	90	90
Payment of preferred stock dividends	0	0	0	0	(1,251)	(1,251)
Series A preferred stock redemption fee	0	0	0	0	(1,700)	(1,700)
Deferred financing costs	0	0	0	0	(320)	(320)
Net Cash provided by Financing Activities	14,663	11,717	14,624	6,609	119,431	134,094
Effect of exchange rates on cash and cash equivalents	(40)	(44)	3	(104)	(150)	(190)
Net increase (decrease) in cash and cash equivalents	87	1,490	(129)	88	24	111
Cash and cash equivalents at beginning of period	24	153	153	65	0	0
Cash and cash equivalent at end of period	111	1,643	24	153	24	111
Supplemental disclosure of cash flow information - Cash paid during the period for interest	0	0	0	0	1,879	1,879
Supplemental schedule of non-cash financing activities:
Equipment acquired through capital leases	0	0	0	0	285	285
Issuance of common stock in connection with elimination of Series A and Series A-1 preferred stock preferences	0	0	0	0	12,349	12,349
Issuance of common stock in connection with conversionof liabilities	7,785	2,790	15,769	1,786	19,055	26,840
Modification of preferred stock warrants			0	0
Warrants issued on Series A and Series A-1 preferredstock dividends	0	0	0	0	4,664	4,664
Liability for reclassified equity contracts	29,412	0	0			29,412
Common stock warrant liability			0	0	11,841
Accretion of mandatorily redeemable Series A preferred stock redemption obligation	0	0	0	0	1,872	1,872
Debt discount on promissory notes	7,885	4,891	5,410	3,254	19,501	27,386
Issuance of Series C preferred stock warrants in connection with lease agreement	0	0	0	0	43	43
Issuance of common stock or notes to settle accounts payable	0	0	0	0	4	4
Liability for and issuance of common stock and warrants to Medarex	0	0	0	0	840	840
Issuance of common stock to landlord	0	0	0	0	35	35
Deferred compensation on issuance of stock options and restricted stock grants	0	0	0	0	759	759
Cancellation of options and restricted stock	0	0	0	0	849	849
Financing of prepaid insurance through note payable	0	0	0	0	491	491
Stock subscription receivable	0	0	0	0	480	480
Series A Preferred Stock [Member]
Supplemental schedule of non-cash financing activities:
Modification of preferred stock warrants	0	0	0	0	2,306	2,306
Series A1 Preferred Stock [Member]
Supplemental schedule of non-cash financing activities:
Modification of preferred stock warrants	0	0	0	0	16,393	16,993
Conversion of convertible promissory notes and accrued interest to stock	0	0	0	0	7,707	7,707
Series D Preferred Stock [Member]
Supplemental schedule of non-cash financing activities:
Conversion of convertible promissory notes and accrued interest to stock	0	0	0	0	5,324	5,324
Common Stock [Member]
Supplemental schedule of non-cash financing activities:
Conversion of convertible promissory notes and accrued interest to stock	$ 0	$ 0	$ 0	$ 0	$ 269	$ 269

Basis of Presentation	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Basis of Accounting [Text Block]

1. Basis of Presentation

The accompanying unaudited condensed consolidated financial statements include the accounts of Northwest Biotherapeutics, Inc. and its subsidiaries, NW Bio Europe S.A.R.L. and NW Bio GmBh (collectively, the “Company”, “we”, “us”, and “our”). All material intercompany balances and transactions have been eliminated. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2011. The year-end condensed balance sheet data was derived from audited financial statements, but does not include all disclosures required by accounting principles generally accepted in the United States of America (“GAAP”). All normal recurring adjustments which are necessary for the fair presentation of the results for the interim periods are reflected herein. Operating results for the three month and nine month periods ended September 30, 2012 and 2011 are not necessarily indicative of results to be expected for a full year.

Effective September 25, 2012, all shares of the Company’s common stock issued and outstanding were combined and reclassified on a one-for-sixteen basis. The effect of this reverse stock split has been retroactively applied to all periods presented.

The Company has experienced recurring losses from operations. Net cash outflows from operations were $6.1 million for the three months ended September 30, 2012, and $14.5 million for the nine months ended September 30, 2012.

The independent registered public accounting firm’s report on the financial statements for the fiscal year ended December 31, 2011 states that because of recurring operating losses, net operating cash flow deficits, and a deficit accumulated during the development stage, there is substantial doubt about the Company’s ability to continue as a going concern. A “going concern” opinion indicates that the financial statements have been prepared assuming the Company will continue as a going concern and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.

Organization and Description of Business	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

(1) Organization and Description of Business

Northwest Biotherapeutics, Inc. and its majority owned subsidiaries NW Bio Europe Sarl and NW Bio GmBh (collectively, the “Company”, “we”, “us” and “our”) was organized to discover and develop innovative diagnostics and immunotherapies for prostate and brain cancer. During 1998, the Company incorporated as a Delaware corporation. Prior to 1998, the Company was a limited liability company, which was formed on March 18, 1996. The Company is a development stage company, has yet to generate significant revenues from its intended business purpose and has no assurance of future revenues. While in the development stage, the Company’s principal activities have included defining and conducting research programs, conducting clinical trials, raising capital and recruiting scientific and management personnel.

Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

2. Summary of Significant Accounting Policies

The Company implemented the following accounting policies during the period ended September 30, 2012.

Revenue recognition.  In various situations, the Company receives certain payments from patients. These are generally non-refundable, and are not dependent on the Company’s ongoing future performance. The Company has adopted a policy of recognizing these payments as revenue when received.

Accounts Receivable.  The accounts receivable balances may include balances due from research grants and other services. We record an allowance for doubtful accounts for our best estimate of the amount of probable credit losses in our existing accounts receivable. We determine the allowance for doubtful accounts based primarily on historical write-off experience. Account balances that are deemed uncollectible, are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. As of September 30, the Company had a full valuation allowance on accounts receivable of $195,000.

In September 2011, the Financial Accounting Standards Board issued ASU No. 2011-05, Comprehensive Income, or ASU 2011-05. The guidance in ASU 2011-05 revises the manner in which entities present comprehensive income in their financial statements. An entity is required to report the components of comprehensive income in either one or two consecutive financial statements:

•	A single, continuous statement must present the components of net income and total net income, the components of other comprehensive income and total other comprehensive income, and a total for comprehensive income; or
•	In a two-statement approach, an entity must present the components of net income and total net income in the first statement. That statement must be immediately followed by a financial statement that presents the components of other comprehensive income, a total for other comprehensive income, and a total for comprehensive income.

ASU 2011-05 does not change the items that must be reported in other comprehensive income. The amendments in ASU 2011-05 are effective for fiscal years beginning after December 15, 2011. The Company adopted this guidance, and implemented the two-statement approach.

The other significant accounting policies used in the preparation of the Company’s condensed consolidated financial statements are disclosed in Note 3 to our consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2011.

(3) Summary of Significant Accounting Policies

(a) References to Authoritative Accounting Literature

In June 2009, the Financial Accounting Standards Board (“FASB”) issued the Accounting Standards Codification (“ASC”) as the single source of authoritative U.S. GAAP recognized by the FASB to be applied by non-governmental entities in preparation of financial statements in conformity with U.S. GAAP, except for additional authoritative rules and interpretative releases issued by the SEC. While the adoption of the ASC changes how we reference accounting standards, the adoption did not have an impact on our consolidated financial statements.

(b) Principles of Consolidation and Basis of Presentation

The accompanying consolidated financial statements of the Company were prepared in accordance with U.S. GAAP and include the assets, liabilities, revenues and expenses of the Company’s majority-owned subsidiaries over which the Company exercises control. Intercompany transactions and balances are eliminated in consolidation. The first of the Company's European subsidiaries was established in Switzerland during the third quarter of 2007 and the second subsidiary was established in Germany during the fourth quarter of 2011. The German subsidiary is wholly-owned. The Company contributed 95% of the initial share capital in the Swiss subsidiary and Cognate, a related party to the Company, contributed the remaining 5%. Non-controlling interest is not material for all periods presented.

(c) Reverse Stock Split

On June 30, 2012, the Board of Directors and on July 30, 2012, a majority of the stockholders approved a proposal to amend the Company’s Seventh Amended and Restated Certificate of Incorporation to effect a reverse stock split of the Company’s issued and outstanding common stock at a ratio of not less than one-for-two and not greater than one-for-twenty five at any time prior to August 16, 2013 at the discretion of the Board of Directors. On September 21, 2012, the Board of Directors approved a 1-for-16 reverse stock split of the Company’s issued and outstanding common stock effective on September 25, 2012. All the relevant information relating to number of shares and per share information contained in these consolidated financial statements has been retrospectively adjusted to reflect the reverse stock split for all periods presented.

(d) Foreign Currency Translation

For operations outside the U.S. that prepare financial statements in currencies other than U.S. dollars, we translate the financial statements into U.S. dollars. Results of operations and cash flows are translated at average exchange rates during the period, and assets and liabilities are translated at end of period exchange rates, except for equity transactions and advances not expected to be repaid in the foreseeable future, which are translated at historical cost. The effects of exchange rate fluctuations on translating foreign currency assets and liabilities into U.S. dollars are accumulated as a separate component in other comprehensive income (loss).

(e) Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Embedded Derivative Liability

The Company evaluates financial instruments for freestanding or embedded derivatives. Derivative instruments that have been separated from the host contract and do not qualify for hedge accounting are recorded at fair value with changes in value recognized as other income (expense) in the consolidated statements of operations in the period of change.

(g) Fair Value of Financial Instruments

The fair value of financial instruments other than liabilities payable to related parties approximate the recorded value based on the short term nature of these financial instruments. The fair value of liabilities payable to related parties is presently undeterminable due to the related party nature of the obligations. The fair value of derivative liabilities is estimated using a binomial model or Monte Carlo simulation depending on the complexity of the derivative being measured. See Note 4.

(h) Cash

Cash consists of checking accounts. While cash held by financial institutions may at times exceed federally insured limits, management believes that no material credit or market risk exposure exists due to the high quality of the institutions. The Company has not experienced any losses on such accounts.

(i) Property and Equipment

Property and equipment are stated at cost, as adjusted for any prior impairments. Property and equipment are depreciated on a straight-line basis over the estimated useful lives which range from between three and seven years.

Expenditures for maintenance and repairs are expensed as incurred. Gains and losses from disposal representing the difference between any proceeds received from the sale of property and equipment and the recorded values of the asset disposed are recorded in total operating costs and expenses.

(j) Impairment of Long-Lived Assets

Long-lived assets including property and equipment are reviewed for possible impairment whenever significant events or changes in circumstances, including changes in our business strategy and plans, indicate that impairment may have occurred. An impairment is indicated when the sum of the expected future undiscounted net cash flows identifiable to that asset or asset group is less than its carrying value. Long-lived assets to be held and used, including assets to be disposed of other than by sale, for which the carrying amount is not recoverable are adjusted to their estimated fair value at the date an impairment is indicated, which establishes a new basis for the assets for depreciation purposes. Long-lived assets to be disposed of by sale are reported at the lower of carrying amount or fair value less cost to sell. Impairment losses are determined from actual or estimated fair values, which are based on market values, net realizable values or projections of discounted net cash flows, as appropriate.

(k) Operating Leases

The Company recognizes lease expense on a straight-line basis over the initial lease term. For leases that contain rent holidays or escalation clauses, the Company recognizes rent expense on a straight-line basis and records the difference between the rent expense and rental amount payable as deferred rent. As of December 31, 2010 and 2011 the deferred rent is $68,263 and $19,004, respectively.

(l) Revenue Recognition

The Company has earned revenues through sale of research materials, providing research services to third parties and through research grants in the past. Revenues from sale of research materials are to multiple customers with whom there is no other contractual relationship and are recognized when shipped to the customer and title has passed.

Research contracts and grants require the Company to perform research activities as specified in each respective contract or grant on a best efforts basis, and the Company is paid based on the fees stipulated in the respective contracts and grants which approximate the costs incurred by the Company in performing such activities. The Company recognizes revenue under the research contracts and grants based on completion of performance under the respective contracts and grants where no ongoing obligation on the part of the Company exists. Direct costs related to these contracts and grants are reported as research and development expenses.

(m) Research and Development Expenses

Research and development costs are expensed as incurred. These costs include, but are not limited to, contract manufacturing costs, personnel costs, lab supplies, depreciation, amortization and other indirect costs directly related to the Company’s research and development activities.

(n) Income Taxes

We recognize income taxes on an accrual basis based on tax positions taken or expected to be taken in our tax returns. A tax position is defined as a position in a previously filed tax return or a position expected to be taken in a future tax filing that is reflected in measuring current or deferred income tax assets and liabilities. Tax positions are recognized only when it is more likely than not (i.e., likelihood of greater than 50%), based on technical merits, that the position would be sustained upon examination by taxing authorities. Tax positions that meet the more likely than not threshold are measured using a probability-weighted approach as the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement. Income taxes are accounted for using an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in our financial statements or tax returns. A valuation allowance is established to reduce deferred tax assets if all, or some portion, of such assets will more than likely not be realized. Should they occur, our policy is to classify interest and penalties related to tax positions as income tax expense. Since our inception, no such interest or penalties have been incurred, however. Prior to 1998, the Company was a limited liability company and the Company’s tax losses and credits generally flowed directly to the members.

(o) Stock-Based Compensation

Compensation expense for all stock-based awards is measured at the grant date based on the fair value of the award and is recognized as an expense, on a straight-line basis, over the employee's requisite service period (generally the vesting period of the equity award). The fair value of each option award is estimated on the date of grant using a Black-Scholes option valuation model. Stock-based compensation expense is recognized only for those awards that are expected to vest using an estimated forfeiture rate. We estimate pre-vesting option forfeitures at the time of grant and reflect the impact of estimated pre-vesting option forfeitures in compensation expense recognized. For options and warrants issued to non-employees, the Company recognizes stock compensation costs utilizing the fair value methodology over the related period of benefit.

Stock-based compensation expense was as follows ($ in thousands):

	2010	2011
Research and development	$593	$2,355
General and administrative expenses	1,411	6,090
Total stock-based compensation expense	$2,004	$8,445

The assumptions used to estimate the fair value of awards granted for the periods presented are noted in the table below. Expected volatility is based on the separate historical volatility of the market prices of our common stock over the most recent period commensurate with the estimated expected life of the award. The risk-free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

	2010	2011
Risk free interest rate	3.6%	2.27%
Volatility	208%	193.5%
Expected term	10 years	7 years
Expected dividends	0%	0%

(p) Loss per Share

Basic loss per share is computed on the basis of the weighted average number of shares outstanding for the reporting period. Diluted loss per share is computed on the basis of the weighted average number of common shares plus dilutive potential common shares outstanding using the treasury stock method. Any potentially dilutive securities are antidilutive due to the Company’s net losses. For the years presented, there is no difference between the basic and diluted net loss per share.

Effective September 25, 2012, all shares of the Company’s common stock issued and outstanding were combined and reclassified on a one-for-sixteen basis. The effect of this reverse stock split has been retroactively applied to all periods presented.

(q) Operating Segments

The Company is principally engaged in the discovery and development of innovative immunotherapies for cancer and has a single operating segment as management reviews all financial information together for the purposes of making decisions and assessing the financial performance of the Company.

Operating costs:

Operating costs and expenses consist primarily of research and development expenses, including clinical trial expenses which arise when we are actively participating in clinical trials, and general and administrative expenses.

Research and development:

Discovery and preclinical research and development expenses include scientific personnel related salary and benefit expenses, stock-based compensation, costs of laboratory supplies used in our internal research and development projects, travel, regulatory compliance, and expenditures for preclinical and clinical trial operation and management when we are actively engaged in clinical trials.

Because the Company is a development stage company, it does not allocate research and development costs on a project basis. The Company adopted this policy, in part, due to the unreasonable cost burden associated with accounting at such a level of detail and its limited number of financial and personnel resources. The Company’s business judgment continues to be that there is little value associated with evaluating expenditures at the project level since the Company is focusing primarily on its lead clinical trial programs as most of the Company’s expenditures relate to those programs.

For the year ended December 31, 2011, of the Company’s operating expenses of approximately $26.8 million, approximately 49.9% of its expended resources were apportioned to its two DCVax clinical trial programs. From its inception through December 31, 2011, the Company incurred costs of approximately $90.3 million associated with its research and development activities. Because its technologies are novel and unproven, the Company is unable to estimate with any certainty the costs it will incur in the continued development of its product candidates for commercialization.

General and administrative:

General and administrative expenses include administrative personnel related salary and benefit expenses, cost of facilities, insurance, travel, legal support, property and equipment depreciation, stock-based compensation, and amortization of debt discounts and beneficial conversion costs associated with the Company’s debt financing.

(r) Reclassifications

Certain reclassifications have been made to prior period financial statements and footnotes in order to conform to the current period's presentation.

(s) Recent and Adopted Accounting Pronouncements

From time to time new accounting guidance is issued by the FASB that the Company adopts as of an effective date. If not discussed, management believes that the impact of the new accounting guidance, which is not yet effective, will not have a material impact on the Company’s financial statements.

In June 2011, the Financial Accounting Standards Board issued ASU No. 2011-05, Comprehensive Income or ASU 2011-05. The guidance in ASU 2011-05 revises the manner in which entities present comprehensive income in their financial statements. An entity is required to report the components of comprehensive income in either one or two consecutive financial statements:

•	A single, continuous statement must present the components of net income and total net income, the components of other comprehensive income and total other comprehensive income, and a total for comprehensive income.
•	In a two-statement approach, an entity must present the components of net income and total net income in the first statement. That statement must be immediately followed by a financial statement that presents the components of other comprehensive income, a total for other comprehensive income, and a total for comprehensive income.

ASU 2011-05 does not change the items that must be reported in other comprehensive income. The amendments in ASU 2011-05 are effective for fiscal years beginning after December 15, 2011. The Company does not believe the adoption of ASU 2011-05 will have a material impact on the presentation of information in its financial statements.

(t) Reclassified Equity Contracts

The Company accounts for potential shares that can be converted to common stock and if converted, will be in excess of authorized shares, as a liability that is recorded on the balance sheet (at fair value) only until the authorized number of shares is increased (at which time the whole liability will be remeasured, with changes in value included in other income/(expense), and then reclassified to additional paid-in capital). The value of the liability was computed by valuing the securities that management believed were most likely to be converted. This liability is revalued at each reporting date with any change in value included in other income/(expense) until such time as enough shares are authorized to cover all potentially convertible instruments.

Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

3. Stock-Based Compensation

Compensation expense for all stock-based awards is measured at the grant date based on the fair value of the award and is recognized as an expense, on a straight-line basis, over the employee's requisite service period (generally the vesting period of the equity award). The fair value of each option award is estimated on the date of grant using a Black-Scholes option valuation model. Stock-based compensation expense is recognized only for those awards that are expected to vest using an estimated forfeiture rate. We estimate pre-vesting option forfeitures at the time of grant and reflect the impact of estimated pre-vesting option forfeitures in compensation expense recognized. For options and warrants issued to non-employees, the Company recognizes stock compensation costs utilizing the fair value methodology over the related period of benefit.

A summary of stock options activity for 2012 is as follows (shares in thousands):

	Number of Options	Weighted Average Exercise Price	Average Grant Date Fair Value	Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at December 31, 2011	1,574	$10.56	$10.56
2012 activity	—	$—	$—
Outstanding at September 30, 2012	1,574	$10.56	$10.56	5.8 years	$—

Stock-based compensation expense was as follows for the three months and nine months ended September 30, 2012 and 2011 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Research and development	$91	$226	$380	$2,172
General and administrative	586	1,178	2,194	5,182
Total stock-based compensation expense	$677	$1,404	$2,574	$7,354

There were no options to purchase common stock granted during the three month and nine month periods ended September 30, 2012, although certain options previously granted were vested. At September 30, 2012, the unrecognized compensation expense related to stock options was $2.6 million which is to be recognized over a weighted average period of approximately 2.8 years.

(5) Stock-Based Compensation Plans

Stock Option Plans

The Company’s stock option plans are administered by the Board of Directors, which determines the terms and conditions of the options granted, including exercise price, number of options granted and vesting period of such options.

Our employees, directors and consultants previously participated in the 1998 Stock Option Plan and the 1999 Executive Stock Option Plan. The 1998 Stock Option Plan and the 1999 Executive Stock Option Plan were terminated during 2008 and 2009 and no further grants may be made under the plans.

Existing stock option plans are as follows:

(a) 2001 Stock Option Plan

Under the 2001 Stock Option Plan (the “2001 Plan”), 7,500 shares of the Company’s common stock have been reserved for grant of stock options to employees and consultants. Additionally, on January 1 of each year, commencing January 1, 2002, the number of shares reserved for grant under the 2001 Plan will increase by the lesser of (i) 15% of the aggregate number of shares available for grant under the 2001 Plan or (ii) 1,250 shares. Our Board of Directors has the authority to amend or terminate this plan, but such action may not adversely affect any outstanding option previously granted under the plan. If this plan is not terminated earlier, no incentive stock options can be granted under the plan on or after the later of June 2011 or the 10th anniversary of the date when our Board of Directors adopted, subject to approval by our stockholders, the most recent increase in the number of shares available for grant under the plan.

As of December 31, 2011, net of forfeitures, a total of 10,162 shares remain available under this plan; however, effective June 22, 2007, the Company amended the 2001 Stock Option Plan, such that no further option grants may be made under the plan.

(b) 2001 Non-employee Director Stock Incentive Plan

Under the 2001 Non-employee Director Stock Incentive Plan (the “2001 Director Plan”), 833 shares of the Company’s common stock have been reserved for grant of stock options to non-employee directors of the Company. As of December 31, 2011, net of forfeitures, a total of 656 shares remain available under this plan; however, no further grants may be made under this plan.

(c) 2007 Stock Option Plan

The 2007 Stock Option Plan became effective on June 15, 2007 (the “2007 Stock Option Plan”). In April 2008, the Company increased the number of shares reserved for issuance by 32,446 shares for an aggregate of 375,000 shares of its common stock. In May 2010, the Company increased the number of shares reserved for issuance under the 2007 Stock Option Plan by an additional 625,000 shares of its common stock. In 2011, the Company increased the shares available by 1,250,000. The plan provides for the grant to employees of the Company, its parents and subsidiaries, including officers and employee directors, of “incentive stock options,” as defined, and for the grant of non-statutory stock options to the employees, officers, directors, including non-employee directors, and consultants of the Company, its parents and subsidiaries. As of December 31, 2011, net of forfeitures, a total of 687,500 shares remain available for issuance under this plan.

Stock Option Activity

A summary of activity relating to our stock options is as follows (options in thousands):

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2010	204	$11.36
Granted	1,383	10.56
Expired	0	169.92
Forfeited	(35)	9.60
Outstanding as of December 31, 2011	1,551	10.56	$6.57
Exercisable as of December 31, 2011	675	$10.56	$9.02	—

A summary of the Company’s unvested stock option grants and changes during 2011 was as follows (options in thousands):

	Options	Weighted- Average Grant Date Fair Value
Outstanding at December 31, 2010	59	$10.83
Granted during 2011	1,383	10.56
Vested during 2011	(566)	10.56
Outstanding at December 31, 2011	876	10.56

Additional information regarding stock options outstanding and exercisable at December 31, 2011 is as follows, in thousands, except option price and weighted average exercise price.

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$ 8.80 – 9.60	105	7.64	$8.80	50	$8.96
$ 9.76 – 33.60	1,446	6.50	$10.72	624	$10.72
$ 38.56 – 1,200.00	6	4.31	$433.76	0	$433.76
Total	1,551	9.02	$10.56	674	$10.72

Options granted under the plans are generally priced at or above the estimated fair market value of the Company’s common stock on the date of grant and generally vest over between four and nine years. Compensation expense, if any, is charged over the period of vesting. All options, if not previously exercised or canceled, expire ten years from the date of grant, or the expiration date specified in the individual option agreement, if earlier.

During 2011 and 2010, the Company granted options to purchase 1,383,000 and 6,250, respectively, shares of common stock. The weighted average exercise price of options granted in 2011 and 2010 was $10.56 and $12.00 respectively. Stock compensation expense amounted to $8,445,000 and $2,004,000 during 2011 and 2010, respectively.

The aggregate intrinsic value of options exercised during 2011 and 2010 was $0 and $74,241, respectively. Our policy is to issue new shares to fulfill the requirements for options that are exercised.

The aggregate fair value of options vested during 2011 and 2010 was $7,022,998 and $1,998,778, respectively.

As of December 31, 2011 the total unrecognized compensation expense related to unvested stock option awards was $4,664,715 which is expected to be recognized over a weighted average term of approximately 3 years.

Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

4. Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three tier fair value hierarchy which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;
•	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
•	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The Company's liability for reclassified equity contracts was measured using significant unobservable (Level 3) inputs.

In 2011, as a result of the Company entering into convertible promissory notes and issuing warrants to purchase common stock, the Company's total potential outstanding common stock exceeded the Company’s authorized shares by approximately 6.8 million shares as of December 31, 2011, as also discussed in Note 7. As a result, the Company was required to value a number of shares equal to the excess issuable on exercise of warrants and options and on conversion of convertible notes and recognize the value as a liability. Effective February 6, 2012, the Company’s stockholders approved an increase in the number of authorized shares sufficient to cover the excess. At that time, the liability was re-measured, with changes in value included in other income/(expense), and then reclassified to additional paid-in capital (thereby removing it from the Company’s liabilities).

The following table represents the activity for the Company’s liability for reclassified equity contracts for the three month and nine month periods ended September 30, 2012 and 2011:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Beginning balance	$—	$—	$29,903,000	$—
Liabilities reclassified	—	5,446,000	693,000	23,975,000
Change in value of reclassified liabilities	—	(8,875,000)	(491,000)	(7,413,000)
Liabilities reclassified to equity	—	—	(30,105,000)	—
Ending balance	$—	$(3,429,000)	$—	$16,562,000

The Company concluded that certain conversion features and warrant agreements included down-round provisions and were not indexed to the Company’s stock (and are therefore recorded as derivative liabilities). The Company recognizes the derivative liabilities at their respective fair values using a binomial model adjusted for the probability of issuance using a Monte Carlo simulation. Changes in the fair value are recorded in “Derivative valuation gain (loss)” in the condensed consolidated statements of operations. Key assumptions for determining fair values during the periods presented included expected terms ranging from between 3 and 15 months, volatility ranging from between 95% and 190% and risk-free interest rate of 0.18%.

The Company's embedded derivative liability was measured using significant unobservable (Level 3) inputs. The following table represents the Company’s embedded derivative liability activity for the three months and nine months ended September 30, 2012 and 2011:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Beginning balance	$53,000	$2,368,000	$601,000	$839,000
Reclassification to stockholders' equity upon conversion and expiration of derivative	—	(212,000)	—	(381,000)
Embedded derivative liability recognized	—	—	—	1,389,000
Net change in fair value of embedded derivative liabilities	(35,000)	(338,000)	(583,000)	(29,000)
Ending balance	$18,000	$1,818,000	$18,000	$1,818,000

(4) Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three tier fair value hierarchy which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;
•	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
•	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The Company concluded that certain conversion features and warrant agreements included down-round provisions and were not indexed to the Company’s stock (and are therefore recorded as derivative liabilities).

The Company recognizes the derivative liabilities at their respective fair values at inception and on each reporting date. The Company measures fair values using a binomial model adjusted for the probability of issuance using a Monte Carlo simulation . As of January 1, 2011, the embedded derivative liability associated with certain agreements with down round protection amount to $839,000.

The derivative liabilities associated with the warrants issued with the May 31, 2011 $3,000,000 note from an unaffiliated third party were initially recorded in the consolidated balance sheet upon issuance as of May 31, 2011 at a fair value of $1,389,000. During 2011, derivative liabilities associated with certain instruments amounting to $899,000 were reclassified to equity.

The derivative liabilities continue to be recorded in the consolidated balance sheet at fair value with changes in fair value also recorded in “Derivative valuation gain (loss)” in the consolidated statement of operations. As of December 31, 2011, the fair value of the derivative liabilities was $601,000 with a change in fair value during the period from issuance to December 31, 2011 of $728,000. Key assumptions for determining fair values included expected terms ranging from between 6 and 9 months, volatility ranging between 100% and 207% and risk-free interest rate of 0.39%.

The derivative liabilities are considered Level 3 liabilities on the fair value hierarchy as the determination of fair value includes various assumptions about the future activities and the Company’s stock prices and historical volatility inputs.

The material Level 3 unobservable inputs used in the valuation analysis are as follows:

–	The Company's ability to obtain a waiver from additional and existing investors regarding the beneficial conversion feature of the warrants issued with the debt;
–	The Company's ability to obtain financing in large or small tranches from multiple or concentrated investors;
–	The flexibility of new and current investors as to the timing of their ability and intent to exercise beneficial conversion features; and
–	The assumptions used for the Monte Carlo simulation in regards to the option valuation.

The table below provides a reconciliation of the beginning and ending balances for the liabilities measured using fair significant unobservable inputs (Level 3). There were no assets as of or during the year ended December 31, 2010 and 2011 measured at fair value using unobservable inputs (Level 3).

	2010	2011
Beginning balance	$—	$839,000
Reclassification to stockholders' equity upon conversion and expiration of derivative	—	(899,000)
Embedded derivative liability recognized	893,000	1,389,000
Net change in fair value of embedded derivative liabilities	(54,000)	(728,000)
Ending balance	$839,000	$601,000

As a result of the Company entering into convertible promissory notes and issuing, stock options, and warrants to purchase common stock, the Company's total potential outstanding common stock exceeded the Company's authorized shares by approximately 6.8125 million shares. As a result the Company is currently required to value a number of shares equal to the excess issuable on exercise of warrants and options and on conversion of convertible notes and recognize the value as a liability. Once an increase in the number of authorized shares sufficient to cover the excess has been approved by stockholders, the liability will be remeasured, with changes in value included in other income/(expense), and then reclassified to additional paid-in capital.

The fair value of these shares totaled approximately $29,903,000 and was recognized as a liability as of December 31, 2011. The value of the liability was computed by valuing the securities that management believed were most likely to be converted. As of December 31, 2011, those securities consisted of warrants and options to purchase common stock and shares issuable upon conversion of convertible notes payable which have been issued over the last 7 years and which have exercise and conversion prices ranging from $2.40 to $51.84 per share. The fair value of the warrants as of December 31, 2011 was determined using the Black-Scholes option pricing model based on the following assumptions: expected dividend yield of 0%, risk-free interest rates between 0.2% and 1.7%, volatility between 100% and 190% and contractual lives between of one and eight years. The fair value of the shares issuable upon conversion of convertible notes was calculated based on the anticipated conversion price relative to the closing price of the Company's common stock on December 31, 2011.

The following table represents the activity for the Company's liability for reclassified equity contracts for the year ended December 31, 2011:

Liability for reclassified equity contracts
Balance, January 1, 2011	$—
Liabilities reclassified at inception	38,724,000
Change in value of liabilities reclassified	(8,821,000)
Balance, December 31, 2011	$29,903,000

Liquidity and Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Liquidity [Abstract]
Liquidity [Text Block]

5. Liquidity and Going Concern

The Company has experienced recurring losses from operations. Net cash outflows from operations were $6.1 million for the three months ended September 30, 2012, and $14.5 million nine months ended September 30, 2012, respectively. The Company had a working capital deficit of $35.9 million at September 30, 2012.

The Company had a deficit accumulated during the development stage of $288.6 million, which included $131.7 million for operating cash flows.

Since 2004, Toucan Capital Fund II, L.P. (“Toucan Capital”), Toucan Partners LLC (“Toucan Partners”), entities controlled by Ms. Linda Powers, the managing director of Toucan Capital and managing member of Toucan Partners, and Ms. Linda Powers (collectively “Toucan”) have provided substantial funding to the Company. During the period from 2004 to 2007, the funding consisted of various loans and purchases of common stock. Under a Conversion Agreement during 2007, all loans payable to Toucan outstanding at the time were converted to preferred stock and the preferred stock was subsequently converted to common stock. As a result of additional loans, as of September 30, 2012, notes payable and accrued interest include $5.2 million convertible notes payable to Toucan. The notes payable to Toucan outstanding as of September 30, 2012, are convertible in accordance with their terms at $3.20.

The Company utilizes the services of Cognate BioServices, Inc., an entity controlled by Toucan, for manufacturing DCVax product candidates, regulatory advice, research and development preclinical activities, and managing certain aspects of clinical trials. Accounts payable to Cognate BioServices, Inc. amounted to $4.8 million as of September 30, 2012.

The Company received proceeds of $0.7 million in 2011 on an operational loan basis, from Artecel, Inc. Repayment terms as well as warrant coverage were agreed in August 2012. The note carries original issue discount of ten percent, an interest rate of ten percent, and a nine-month maturity. The note is convertible at 90% of the average of the lowest five days’ closing prices of the Company’s common stock in the twenty trading days prior to conversion. The note carries one hundred percent warrant coverage, with an exercise price of $6.40, and an exercise period of five years. The Company and Artecel have entered into three extensions of this note. In consideration of the extensions, the Company agreed to issue warrants to Artecel on the same basis as warrants have been hissued to unrelated investors for note extensions.

As of September 30, 2012, Toucan, beneficially owned (including common stock issuable upon exercise of exercisable warrants and options) approximately 4.7 million shares of common stock.

In addition to financing obtained from Toucan and related entities, the Company has raised additional capital by issuing common stock and debt securities. As of September 30, 2012 the Company had approximately $0.1 million of cash and cash equivalents on hand. The Company will need to raise additional capital in the near future to continue to fund its clinical trials and other operating activities and there can be no assurance that its efforts to seek such funding will be successful. The Company may seek funding from Toucan Capital or Toucan Partners or their affiliates or other third parties. Such parties are under no obligation to provide the Company with any additional funds, and any such funding may be dilutive to stockholders and may contain restrictive covenants. The Company is currently exploring additional financings with several other parties; however, there can be no assurance that the Company will be able to complete any such financings or that the terms of such financings will be attractive to the Company. If the Company’s capital raising efforts are unsuccessful, its inability to obtain additional cash as needed could have a material adverse effect on the Company’s financial position, results of operations and the Company’s ability to continue its existence.

During October 2012, the Company signed agreements to retire $28.4 million of convertible notes, notes and other payables by entering into Conversion Agreements with non-affiliated and affiliated note holders and creditors of the Company, including certain of directors and executive officers. This aggregate debt amount will be converted into 8,125,494 common shares and warrants exercisable for 3,624,436 shares of common stock, effective upon the closing of a public offering which has not yet occurred prior to the date of this report. The warrants will have an exercise period of five years from the date of issuance and an exercise price of $6.40 per share.

(2) Liquidity and Going Concern

The Company has experienced recurring losses from operations, has a working capital deficit of $50.6 million, and has a deficit accumulated during the development stage of $251.8 million as of December 31, 2011. The working capital deficit of $50.6 million includes certain non-cash liabilities amounting to $30.5 million that the Company does not expect to settle with cash payments.

Since 2004, Toucan Capital Fund II, L.P. (“Toucan Capital”), Toucan Partners LLC (“Toucan Partners”), entities controlled by Ms. Linda Powers, the managing director of Toucan Capital and managing member of Toucan Partners, and Ms. Linda Powers (collectively “Toucan”) have provided substantial funding to the Company. During the period from 2004 to 2007, the funding consisted of various loans and the purchase of preferred stock and common stock. Under a conversion agreement during 2007, all loans payable to Toucan outstanding at the time were converted to preferred stock and all of the preferred stock was converted to common stock. As a result of additional financing, as of December, 2011, notes payable to Toucan Partners include a $1,150,000 convertible note originating in 2009, and a $100,000 note originating in 2011.

In addition, the Company utilizes the services of Cognate BioServices, Inc., an entity controlled by Toucan, for manufacturing DCVax product candidates, regulatory advice, research and development preclinical activities, and managing clinical trials. During 2011, Cognate BioServices, Inc. agreed to convert accounts payable amounting to $9.2 million into 2.875 million shares of common stock. Also during 2011, the Company received an operational loan from Artecel, an entity also controlled by Toucan, amounting to $734,000. The Company and Artecel have not yet agreed to payment terms.

As of December 31, 2011, Linda Powers, including the holdings of Toucan Capital and Toucan Partners, held 4,450,759 shares of common stock, representing approximately 45% of the common stock outstanding. Further, as of December 31, 2011, Linda Powers, including the holdings of Toucan Capital and Toucan Partners, beneficially owned (including unexercised warrants) 6,920,006 shares of common stock, representing a beneficial ownership interest of approximately 56%.

The Company generated $14,624,000 and $6,609,000 in cash flows from financing activities during 2011 and 2010, respectively. The Company needs to raise additional capital to fund our clinical trials and other operating activities and repay various note payable and loan agreements. The amount of additional funding required will depend on many factors, including the speed with which we are able to identify and hire people to fill key positions, the speed of patient enrollment in our DCVax®-Brain cancer trial, and unanticipated developments, including any litigation matters. However, without additional capital, the Company will not be able to complete our DCVax®-Brain clinical trial or move forward with any of our other product candidates for which investigational new drug applications have been cleared by the U.S. Food and Drug Administration, or FDA. The Company will also not be able to develop our second generation manufacturing processes, which offer substantial product cost reductions if we are unable to obtain additional capital.

The Company has raised an aggregate of approximately $3.4 million from issuing small loans and common stock subsequent to December 31, 2011. We are in late stage discussions with several parties in regard to additional financing transactions, which we hope to complete during 2012. There can be no assurance that our efforts to seek such funding will be successful or that the terms of such financings will be attractive to us. We may raise additional funds by issuing additional common stock or securities (equity or debt) convertible into shares of common stock, in which case, the ownership interest of our stockholders will be diluted. Any debt financing, if available, is likely to include restrictive covenants that could limit our ability to take certain actions. Further, we may seek funding from Toucan Capital or Toucan Partners or their affiliates. Such parties are under no obligation to provide us any additional funds, and any such funding may be dilutive to stockholders and may contain restrictive covenants. If our capital raising efforts are unsuccessful, our inability to obtain additional cash as needed could have a material adverse effect on our financial position, results of operations and our ability to continue our existence. Our independent registered public accounting firm has indicated in its report on our consolidated financial statements included in the Annual Report on Form 10-K for the year ended December 31, 2011 that there is substantial doubt about our ability to continue as a going concern.

Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

6. Notes Payable

Notes payable consist of the following at September 30, 2012 and December 31, 2011(in thousands):

	September 30, 2012	December 31, 2011
Notes payable – current
12% unsecured originally due July 2011	$934	$935
6% unsecured due May 16, 2013 (net of discount of $0 in 2012 and $236 in 2011)	1,450	1,764
12% unsecured originally due March 2011	100	450
	$2,484	$3,149
Notes payable related parties – current
12% unsecured due June 2012 and within six months (net of discount of $0 in 2012 and $21 in 2011)	$2,177	$2,056
Convertible notes payable, net – current
6% unsecured due between March 2011 and February 2012 (net of discount of $0 in 2012 $34 in 2011)	$2,020	$2,676
0% unsecured due between December 2012 and February 2013 (net of discount of $1,463 in 2012)	1,323	—
10% unsecured due between April 2011 and February 2012 (net of discount of $0 in 2012 $38 in 2011)	50	150
10% unsecured convertible note due November 2012 (net of discount of $333 in 2012 and $1,833 in 2011)	2,667	1,167
6% unsecured due June 2012 (net of discount of $0 in 2012 and $182 in 2011)	—	839
8% unsecured convertible note due April 2013 (net of discount of $753 in 2012)	2,672	—
	$8,732	$4,832
Convertible Notes payable related party, net – current
10% unsecured due within 6 months (net of discount of $46 in 2012)	$4,429	$—
12% unsecured due June 2012	—	2,430
6% due July 2011 and November 2011 and on demand (net of discount of $0 in 2012 and $92 in 2011)	1,953	1,158
	$6,382	$3,588
Long term notes payable
6% unsecured note due October 2012	$100	$200
Long term convertible notes, net
4% unsecured due November 15, 2013 (net of discount of $0 in 2012 and $42 in 2011)	$—	$402
4% unsecured due June 30, 2013 (net of discount of $9 in 2011)	—	67
6% due April 2014 and May 2014 (net of discount of $142 in 2012)	1,382	—
4% unsecured due Sept, 2014 (net of discount of $458 in 2012)	375	—
11% unsecured convertible note due December 2013 (net of discount of $32 in 2012 and $321 in 2011)	135	964
10% unsecured convertible note due May 2015 (net of discount of $611 in 2012)	388	—
	$2,279	$1,433
Total notes payable, net	$22,155	$15,258

The holders of notes payable with an aggregate principal balance of $7.9 million converted the notes into approximately 2.0 million shares of common stock during the nine months ended September 30, 2012.

The holders of notes payable with an aggregate principal balance of $1.1 million converted the notes into 0.3 million shares of common stock during the October 2012.

The Company received aggregate proceeds of $13.2 million in connection with issuing various notes during the nine months ended September 30, 2012. Warrants for the purchase of approximately 1.5 million shares of common stock were also issued in connection with the notes. The notes are payable on various dates through May 2015 and have interest rates between 0% and 11%.

The conversion prices of the notes, with fixed terms, range between $5.28 and $6.40. The Company is currently negotiating the repayment terms for notes payable which are past due.

(9) Notes Payable

The Company regularly issues notes and the proceeds from the notes are used to finance operations. The notes may contain conversion features and may be issued along with warrants to purchase common stock. For convertible notes, the Company allocates the proceeds received between convertible notes payable and warrants on a relative fair value basis, if applicable. The resulting discount for warrants is amortized using the effective interest method over the life of the debt instrument. After allocating a portion of the proceeds to the warrants, the effective conversion price of the convertible note payable can be determined. If the effective conversion price is lower than the market price of the Company's common stock on the date of issuance, a beneficial conversion feature is recorded as an additional discount to the convertible notes payable. The beneficial conversion feature discount is also amortized using the effective interest method over the life of the debt instrument. The amortization is recorded as interest expense on the consolidated statement of operations. The Company is currently negotiating the repayment terms of notes payable outstanding as of December 31, 2011, which have due dates prior to December 31, 2011.

Significant transactions consisted of the following during 2010 and 2011:

2011 Notes Payable Transactions

On November 10, 2011, the Company received proceeds of $2,000,000 from issuing a 6% unsecured note payable due in May 2012. Five year warrants to purchase 65,790 shares of common stock at an exercise price of $9.12 were issued in connection with the note.

During 2011, the Company received proceeds of $130,000 from issuing a note which became due on August 2, 2011. The Company is currently seeking to negotiate extended payment terms with the note holder.

2010 Notes Payable Transactions

A 12% unsecured note payable to SDS Capital with principal of $1,000,000, originating during 2008, and originally due in April 2009, was converted into 331,250 shares of common stock during 2010. The due date of the original note was extended several times prior to being converted. The value of the common stock issued to SDS Capital in excess of the carrying amount of the note principal and accrued interest payable that was converted amounted to $4,673,000 and was charged to conversion inducement expense in the consolidated statements of operations during 2010.

On December 31, 2010, SDS Capital sold a second 12% unsecured note with principal of $1,000,000 to other new investors. In connection with SDS Capital's sale of the note, the Company issued convertible notes payable to the new investors in exchange for the original note.

On December 31, 2010, the Company received $790,000 from SDS Capital upon issuing two 12% unsecured notes which became due in July 2011. The Company is currently seeking to negotiate extended payment terms with SDS. Five year warrants to purchase 7,385 shares of common stock at an exercise price of $12.00 were issued in connection with the note.

2011 Notes Payable to Related Parties Transactions

On November 28, 2011, a 12% unsecured note payable to Al Rajhi with principal of $4,000,000, originating during 2008, and originally due in November 2008, was restated. Under the restated terms, Al Rajhi agreed to convert a portion of principal and accrued interest amounting to $2,523,201 into a convertible note with conversion price of $9.12. The due date of the convertible note payable is currently being negotiated. In addition, the remaining unpaid principal and accrued interest amounting to $2,076,846 is repayable in installments of $450,000, with the final installment due in 2012. The Company paid the first installment of $450,000 at the time the note was restated. In connection with the restated note payable agreement the Company issued 27,667 three year warrants to purchase common stock at an exercise price of $9.12 per share.

2011 Convertible Notes Payable to Related Party Transactions

The Company received proceeds of $500,000 in connection with issuing an unsecured convertible note to Toucan Partners on March 31, 2011. The note was due on December 14, 2013 and carried an original issue discount of 10% and a one time interest charge of 10%. The conversion price of the note was 80% of the average five day closing price of the Company's common stock for twenty five days prior to conversion. The balance of the note payable amounting to $550,000 was converted into 126,042 shares of common stock on October 28, 2011.

The Company received proceeds of $100,000 in connection with issuing an unsecured convertible note to Toucan Partners on December 29, 2011. The note is due on demand and carries an original issue discount of 10% and a one time interest charge of 10%. The conversion price of the note is 95% of the average five day closing price of the Company's common stock for twenty days prior to conversion. Three year warrants to purchase 15,625 shares of common stock at an exercise price of $6.40 were issued in connection with the note.

Principal amounting to $150,000 representing a portion of a 6% unsecured convertible note payable to Toucan Partners, originating during 2009, and originally due in July 2011, was converted into 46,875 shares of common stock on October 1, 2011.

As noted above, a portion of the note payable to Al Rajhi was restated into a convertible note payable with principal of $2,523,201 on November 28, 2011.

2010 Convertible Notes Payable to Related Party Transactions

The Company received proceeds of $1,750,000 in connection with issuing a 6% unsecured convertible note to Regen Med on July 14, 2010. The note was due on September 14, 2010, and was convertible at $12.00. Five year warrants to purchase 145,833 shares of common stock at an exercise price of $12.00 were issued to Regen Med in connection with the note. On the maturity date, September 14, 2010, the term of the note was extended to October 1, 2010. On September 28, 2010, two entities repaid $350,000 of the principal directly to Regen Med, and the two entities assumed the rights under the note payable agreement. On October 1, 2010, Toucan Partners repaid $900,000 of the principal directly to Regen Med, and assumed the rights under the note payable. Also on October 1, 2010, an individual repaid $500,000 of the principal directly to Regen Med, and assumed the rights under the note payable. In connection with the repayment to Regen Med by the individual and entities described above, the Company issued replacement 6% unsecured convertible notes with aggregate principal of $1,750,000 with a term of 60 days on September 28 and October 1, 2010. The notes were convertible at $12.00. Five year warrants to purchase 133,063 shares of common stock were issued in connection with the notes. The exercise price of the warrants included down-round protection. The Company repaid $551,000 of the notes issued on September 28 and October 1, 2010 to unrelated parties and repaid $900,000 of the note issued on October 1, 2010 to Toucan Partners during 2010 (during 2011, the Company repaid the remaining principal of $299,000 under the replacement notes).

2011 Convertible Notes Payable Transactions

During 2011, the Company repaid $299,000 remaining on the Regen Med replacement 6% unsecured convertible notes issued on September 28 and October 1, 2010.

During 2011, the Company repaid $100,000 the principal outstanding under the 10% unsecured convertible note issued on December 27, 2010.

During 2011, the Company received proceeds of $1,550,000 in connection with a $3,050,000 financing agreement originating on December 14, 2010 (the total amount of the financing agreement was subsequently reduced to $2,550,000). The advances under the agreement include a one-time 11% interest charge and are repayable on December 16, 2013. The conversion price of the advances is 80% of the average five day closing price of the Company's common stock for twenty five days prior to conversion (the market price discount was subsequently reduced to 70%). During 2011, $813,216 of the advances under the agreement was converted into 175,000 shares of common stock.

On January 19, 2011, the Company entered into an agreement to borrow up to $2,220,000 under two convertible notes. The first note for $1,120,000 carries an original issue discount of 10% and annual interest of 9% and is due on June 30, 2012. The second note for $1,100,000 carries an original issue discount of 10% and annual interest of 6% and is due on December 31, 2013. Both notes were initially convertible into shares of the Company's common stock, at 80% of the average price of the Company's common stock for the five lowest trading days during the 10 days immediately preceding conversion. The conversion prices of the notes have down-round protection upon the occurrence of specified events. The proceeds of Note 1 of $1 million were received at closing on January 21, 2011, and $1,159,000 of the principal and interest was subsequently converted into 248,200 shares of common stock. The proceeds of Note 2 initially were to be received in four monthly tranches starting on July 19, 2011. On May 4, 2011, the Company received funding of $600,000 under Note 2 and agreed to modify the terms of the agreement to accelerate advances under Note 2, and lower the market price discount from 80% to 70% for both Note 1 and Note 2. On December 16, 2011, the Company received the remaining $400,000 advance under Note 2.

The Company received proceeds of $3,000,000 in connection with a convertible note financing agreement with Whitebox Advisors originating on May 31, 2011. The note is due on November 30, 2012 and bears interest at 10%. The note is convertible at maturity, at the election of Whitebox, at price of $9.12 into shares of unregistered, restricted common stock at that time. So long as more than 50% of the original principal amount is outstanding, the conversion price is subject to anti-dilution adjustment based on subsequent offerings (but not less than $5.60). The Company may prepay the note in whole or in part at any time or times after August 31, 2011, provided that the full amount of interest that would have been due up to the due date is paid. Whitebox may elect to receive such prepayment in cash and/or in shares of common stock. The Company issued five year warrants to purchase 329,004 shares of common stock with an exercise price of $9.12 per share in connection with the note.

The Company received proceeds of $400,000 in connection with issuing a 4% unsecured convertible note on November 16, 2011. The note is due on November 16, 2013 and carried an original issue discount of 10%. The conversion price of the note is 90% of the closing price of the Company's common stock at the time of conversion.

The Company received proceeds of $290,000 in connection with issuing unsecured convertible notes during 2011 due in 2011 and 2012. The conversion prices for some of the notes are $8.00 and $12.00. Other notes have a conversion price based on the closing price of the Company's common stock, as defined.

As described below, on May 26, 2011, the Company negotiated the conversion of $295,000 note principal and accrued interest into 34,968 shares of common stock related to 10% unsecured convertible notes payable originating on November 29, 2010, resulting in a charge to operations amounting to $125,000 during 2011.

2010 Convertible Notes Payable Transactions

The Company received proceeds of $9l7,000 in connection with issuing 6% unsecured convertible notes to various investors during January, February, and March 2010. The notes are due on dates between January 2012 and March 2012 and the conversion price is $8.00. During 2010, a note with principal of $42,000 was converted into 3,686 shares of common stock. The Company is currently seeking to negotiate extended payment terms with the remaining investors.

The Company received proceeds of $100,000 in connection with issuing a 10% unsecured convertible note on December 27, 2010.

The Company received proceeds of $295,000 in connection with issuing 10% unsecured convertible notes to various investors on November 29, 2010. The notes were due on May 29, 2011 and the conversion price is to be determined based on the closing price of future equity offerings, as defined. Three year warrants to purchase 2,305 shares of common stock at an exercise price of $12.80 were issued in connection with the notes. On May 26, 2011, the Company negotiated the conversion of all note principal and accrued interest into 34,968 shares of common stock, resulting in a charge to operations amounting to $125,000 during 2011.

The Company received proceeds of $350,000 in connection with a $3,050,000 financing agreement originating December 14, 2010 (the total amount of the financing agreement was subsequently reduced to $2,550,000). The advances under the agreement include a one-time 11% interest charge and are repayable on December 16, 2013. The conversion price of the advances is 80% of the average five day closing price of the Company's common stock for twenty five days prior to conversion (the market price discount was subsequently reduced to70%).

As described above, the Company issued 6% unsecured convertible notes with aggregate principal of $1,750,000 with a term of 60 days on September 28 and October 1, 2010. The Company repaid $551,000 of the notes issued on September 28 and October 1, 2010 to unrelated parties and repaid $900,000 of the note issued on October 1, 2010 to Toucan Partners during 2010.

As described above, on December 31, 2010, SDS Capital sold a 12% unsecured note with principal of $1,000,000 to other new investors. In connection with SDS Capital's sale of the note, the Company issued three convertible notes payable to the new investors in exchange for the original note. The conversion price of the notes varies based on the closing price of the Company's common stock prior to conversion and matured during 2011. During 2010, principal of $162,000 outstanding under one of the notes was converted into 22,063 shares of common stock. The Company is currently seeking to negotiate extended payment terms with the investors.

Notes payable consists of the following at December 31,

	2010	2011
Notes payable – current
12% unsecured due July 2011 (net of discount of $38 in 2010 and $0 in 2011)	$714	$935
6% unsecured due May 16, 2012 (net of discount of $0 in 2010 and $236 in 2011)	—	1,764
12% unsecured originally due March 2011	650	450
	$1,364	$3,149
Notes payable related parties – current
12% unsecured due June 2012 (net of discount of $0 in 2010 and $21 in 2011)	$4,000	$2,056
Convertible notes payable, net – current
0% unsecured due June 2011 (net of discount $357 in 2010 and $0 in 2011)	$360	$—
6% unsecured due November 2010	300	—
6% unsecured originally due March 2011	110	110
6% unsecured due between March 2011 and February 2012 (net of discount of $424 in 2010 and $34 in 2011)	1,526	2,566
10% unsecured due between April 2011 and February 2012 (net of discount of $0 in 2010 and $55 in 2011)	—	100
10% unsecured due between March and May 2011 (net of discount of $57 in 2010 and $25 in 2011)	338	—
11% unsecured due December 2011 (net of discount of $143 in 2010 and $38 in 2011)	102	50
10% unsecured convertible note due November 2012 (net of discount of $0 in 2010 and $1,833 in 2011)	—	1,167
6% unsecured due June 2012 (net of discount of $0 in 2010 and $261 in 2011)	—	839
	$2,736	$4,832
Convertible Notes payable related party, net – current
12% unsecured due June 2012 (net of discount of $0 in 2010 and $93 in 2011)	$—	$2,430
6% due July 2011 and November 2011 and on demand (net of discount of $351 in 2010 and $92 in 2011)	—	1,158
	$—	$3,588
Long term notes payable
20% unsecured convertible note due December 2013	$350	$—
6% unsecured note due October 2012	—	200
	$350	$200
Long term convertible notes, net
6% unsecured due March 2012 (net of discount of $321 in 2010 and $0 in 2011)	$555	$—
4% unsecured due November 15, 2013 (net of discount of $0 in 2010 and $42 in 2011)	—	402
4% unsecured due June 30, 2013 (net of discount of $0 in 2010 and $9 in 2011)	—	67
11% unsecured convertible note due December 2013 (net of discount of $0 in 2010 and $321 in 2011)	—	964
	$555	$1,433
Long term convertible notes related party, net
20% unsecured convertible note due December 2013 (net of discount of $0 in 2011)	$949	$—
Total notes payable, net	$9,954	$15,258

Reclassified Equity Contracts	9 Months Ended
Sep. 30, 2012
Reclassified Equity Contracts [Abstract]
Reclassified Equity Contracts Disclosure [Text Block]

7. Reclassified Equity Contracts

The Company accounts for potential shares that can be converted to common stock and that if converted, will be in excess of authorized shares, as a liability that is recorded on the balance sheet (at fair value) only until the authorized number of shares is increased (at which time the whole liability will be re-measured, with changes in value included in other income/ (expense), and then reclassified to additional paid-in capital). The value of the liability was computed by valuing the securities that management believed were most likely to be converted. This liability is revalued at each reporting date with any change in value included in other income/ (expense) until such time as enough shares are authorized to cover all potentially convertible instruments.

In 2011, as a result of the Company entering into convertible promissory notes and issuing stock options, and warrants to purchase common stock, the Company's total potential outstanding common stock exceeded the Company's authorized shares by approximately 6.8 million shares at December 31, 2011. During 2012, the number of potential shares in excess of authorized shares increased to approximately 7 million. Effective February 6, 2012, the number of authorized common shares was increased and the liability for potential shares in excess of total authorized shares was revalued at that date. This valuation resulted in non- cash gain of approximately $0.5 million during the nine months ended September 30, 2012. The liability that was reclassified to additional paid in capital (and thereby removed from the Company’s liabilities) during the nine months ended September 30, 2012 amounted to approximately $30 million.

Net Income (Loss) Per Share Applicable to Common Stockholders	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

8. Net Income (Loss) Per Share Applicable to Common Stockholders

For the three months ended September 30, 2011, options and warrants to purchase 0.4 million shares of common stock were included in the computation of diluted net income (loss) per share because they were dilutive. Convertible debt having a face value of $5.4 million is also considered dilutive for purposes of computing diluted net income (loss) per share. The conversion of the convertible debt increases the number of shares outstanding for purposes of computing diluted net income (loss) per share by 1.3 million shares for the three month period ended September 30, 2011. In determining the amount of net income used to compute diluted earnings per share, the Company applied the “if converted method.” Accordingly, net income for the three months ended September 30, 2011, has been increased by approximately $54,000, representing interest expense that would have been avoided if the debt had been converted as of July 1, 2011. Options, warrants, and convertible debt outstanding were all considered anti-dilutive for the three and nine months ended September 30, 2012, and for the nine months ended September 30, 2011, due to net losses.

The following securities were not included in the diluted net income (loss) per share calculation because their effect was antidilutive as of the periods presented (in thousands):

	Three Months Ended		Nine Months Ended
	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Common stock options	1,574	1,574	1,574	1,574
Common stock warrants	5,437	3,038	5,437	3,326
Convertible notes	2,627	757	2,627	1,978
Excluded potentially dilutive securities	9,638	5,369	9,638	6,878

Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

9. Related Party Transactions

Cognate BioServices

In April, 2011, the Company entered into a new service agreement with Cognate Therapeutics, Inc. (“Cognate”), a contract manufacturing and services organization in which Toucan Capital has a majority interest. In addition, two of the principals of Toucan Capital are members of Cognate’s board of directors and Linda Powers who is a director of Cognate and managing director of Toucan Capital is Chairperson of the Company’s Board of Directors and Chief Executive Officer of the Company. This agreement replaces the agreement dated May 17, 2007 between the Company and Cognate, which had expired. Under the service agreement, the Company agreed to continue to utilize Cognate’s services, for certain consulting and manufacturing services to the Company for its ongoing DCVax®-Brain Phase III clinical trial. The scope of services are comparable to the prior agreement, and the structure and process for payments are simplified. Under the terms of the current agreement the Company pays Cognate a monthly facility fee and a fixed fee (in lieu of cost-plus charges) for each patient in the study, subject to specified minimum number of patients per month, plus charges for certain patient and product data services if such services are requested by the Company. The current service agreement will expire on March 31, 2016.

During the three months ended September 30, 2012 and 2011, the Company recognized approximately $3.9 million and $2.4 million, respectively, of research and development costs related to these service agreements. During the nine months ended September 30, 2012 and 2011, the Company recognized approximately $9.9 million and $5.8 million, respectively, of research and development costs related to these service agreements. As of September 30, 2012 and December 31 2011, the Company owed Cognate approximately $4.8 million and $0.6 million, respectively.

During 2009, the Company and Cognate agreed that some or most of the accounts payable owed by the Company to Cognate, will be converted into shares of common stock instead of paid in cash. The conversion price and terms will be no less favorable than the conversion price and terms applied to any other creditor of the Company. The Company will recognize the value of common stock issued in excess of the amount of accounts payable converted, if any, as a charge to operations when the conversion takes place.

Toucan Capital and Toucan Partners

In accordance with a recapitalization agreement between the Company and Toucan Capital, as amended, pursuant to which Toucan Capital agreed to recapitalize the Company by making loans to the Company, Toucan Capital, Toucan Partners and Linda Powers paid certain of the Company’s operating costs on the Company’s behalf. Pursuant to the terms of the Conversion Agreement discussed above, the recapitalization agreement ended in late 2007. Subsequent to the ending of the recapitalization agreement, Toucan Capital continued to pay certain of the Company’s operating costs, including, among others, fees and costs for the CRO (contract research organization) managing the Company’s clinical trials, legal fees and filing fees for the Company’s patents, equipment and supplies, rent, payroll for personnel, travel expenses and other costs for the Company’s operations, product pipeline and international expansion efforts.

During 2009, the Company agreed with Toucan Capital, Toucan Partners and Linda Powers that some or all of the payables owed by the Company to these parties for expense reimbursements will be converted into shares of common stock instead of paid in cash. The conversion price and terms will be no less favorable than the conversion price and terms applied to any other creditor of the Company.

In November 2012, the Company agreed to reimburse Toucan for $4.6 million of these expenses previously incurred by Toucan for the Company. Toucan agreed to receive such reimbursement in the form of stock rather than cash. Pursuant to the prior agreement of the parties, Toucan was entitled to receive conversion terms no less favorable that had been provided to any non-affiliated creditor; however, Toucan agreed instead to accept the median terms provided to non-affiliated creditors over the preceding six months. The reimbursements are payable in approximately 1.7 million shares of common stock and 0.8 million warrants. The reimbursement and the conversion terms were approved by the Company’s Board of Directors. The Company will recognize the fair value of the common stock and warrants to the extent, if any that they are in excess of the $4.6 million of accrued expenses, as a charge to operations. The reimbursements of these expenses were accrued as of September 30, 2012. Accordingly, accounts payable to Toucan amounted to $4.6 million at September 30, 2012 and $0.6 million at December 31, 2011.

In November, 2011, Toucan provided the collateral required by an unrelated investor for a loan of $2 million to the Company. The investor required that Toucan place in escrow, as collateral to secure repayment of the loan and accumulated interest, approximately 406,250 million shares of common stock of the Company owned by Toucan. Toucan placed such shares in escrow as required. The investor’s loan had a maturity of six months, expiring in May, 2012. The Company did not repay the investor’s loan at its maturity, and had not repaid the loan as of the date of this report. The investor has continued to retain Toucan’s shares of Company stock as security for the loan. In August, 2012, the Company agreed to indemnify and compensate Toucan for providing the loan collateral by issuing to Toucan warrants equal to fifty percent of the number of shares provided as collateral by Toucan, with an exercise price of $6.40 and an exercise term of five years. The Company recorded additional expenses of $0.8 million and issued 203,125 warrants during the 3rd quarter of 2012 related to this transaction.

The Company terminated its sub-lease of office space with Toucan Capital on December 31, 2009. Under the sub-lease, the Company was responsible for its portion of the lease obligations with the landlord, on a straight pass-through basis. Those obligations included rent payments to the landlord for the remaining unused term of the lease. Pursuant to an extended payment arrangement with the landlord, those payments are to be made over a number of years. The Company's obligation will be approximately $127,000 in 2012.

Notes Payable — Related Parties

Al Rajhi converted the note payable with a principal balance of $2,523,201 into 4,426,670 shares of common stock on February 9, 2012.

The Company received proceeds of $1.3 million in connection with issuing a convertible note to Toucan Partners in July, 2007. The note carried ten percent original issue discount and an interest rate of ten percent. The note is convertible at a fixed price of $3.20 per share. The note had a 2-year maturity, and was due in July 2011. The note carried one hundred percent warrant coverage, with the warrants exercisable at the same price as the conversion price, and an exercise period of five years. The Company did not repay the note at its maturity and the note was still outstanding as of September 30, 2012. The Company and Toucan have agreed to extensions on the same terms as extensions have been provided to unrelated investors whose notes have not been repaid.

The Company received proceeds of $1.5 million in connection with issuing a convertible note to Toucan Partners on February 9, 2012. The note carried 100% warrant coverage. The exercise price of the warrants is $6.40. The note is unsecured, but will become secured if the Company enters into any secured financing or if there is an event of default, as defined. The note is payable on demand with 14 days written notice and carried an original issue discount of 10% and a one-time interest charge of 10%. The conversion price of the note is 95% of the average of the lowest five days’ closing prices of the Company's common stock in the twenty trading days prior to conversion.

The Company received proceeds of $1.3 million in connection with issuing unsecured convertible notes to Toucan Partners on dates between January 3, 2012 and March 6, 2012. The notes carried 100% warrant coverage. The exercise price of the warrants is $6.40. The notes are payable on demand with between 7 and 14 days written notice and carried an original issue discount of 10% and a one-time interest charge of 10%. The conversion prices of the notes are 95% of the average of the lowest five days’ closing prices of the Company's common stock in the twenty trading days prior to conversion.

The Company received proceeds of $0.7 million from an operational loan from Artecel, Inc. in 2011. Artecel is controlled by Toucan Capital. Repayment terms as well as warrant coverage were agreed in August 2012. The note carries original issue discount of ten percent, an interest rate of ten percent, and a nine-month maturity. The note is convertible at 90% of the average of the lowest five days’ closing prices of the Company’s common stock in the twenty trading days prior to conversion. The note carries 100% warrant coverage. The warrants have an exercise price of $6.40, and an exercise period of five years. The Company and Artecel have entered into three extensions of this note. In consideration of the extensions, the Company agreed to issue warrants to Artecel on the same basis as warrants have been issued to unrelated investors for note extensions.

Other Related Parties

The Company received proceeds of $0.2 million in connection with issuing an unsecured convertible note to an officer of the Company on January 3, 2012. The notes carried 100% warrant coverage. The exercise price of the warrants is $6.40, and the exercise period is 5 years. The note is payable on demand with 7 days written notice and carried an original issue discount of 10% and a one-time interest charge of 10%. The conversion price of the note is 95% of the average of the lowest five days’ closing prices of the Company's common stock in the twenty trading days prior to conversion.

The Company received proceeds of $0.3 million in connection with issuing an unsecured convertible demand note to an officer of the Company on June 29, 2012. The conversion price was $5.28 and the interest rate was 10%. The notes carried 100% warrant coverage. The exercise price is $5.60 and the exercise period of the warrants is five years.

During 2010, 2011 and 2012 year to date, a Board member of the Company arranged multiple financings for the Company, totaling approximately $8.0 million. The Company agreed to compensate the Board member at a rate below the usual fees of investment banks for such transactions, by paying the Board member 63 thousand shares of common stock valued at $0.3 million during the third quarter of 2012.

During 2008, 2009 and 2010, the Company received approximately $1.0 million in proceeds in connection with issuing unsecured notes. The fixed conversion fixed prices range from $3.20 to $8.00 and interest rates range from 6% to 12%.

(7) Related Party Transactions

(a) Notes Payable to Related Parties

Convertible promissory notes have been issued to Toucan Capital and Toucan Partners. As of December 31, 2010 all of the notes issued prior to December 31, 2008 have either been converted or repaid.

In June and July 2009 we entered into Loan Agreements and Promissory Notes with Toucan Partners for an aggregate of $1,300,000 with a term of two years at 6% interest. $150,000 of the principal under this note was converted into 46,875 shares of common stock on October 1, 2011.

In September 2010 we entered into Convertible Loan Agreements and Promissory Notes with Toucan Partners for an aggregate of $900,000 with a term of sixty days at 6% interest. The loan was repaid in 2010.

Toucan Partners loaned the company $500,000 on March 31, 2011 under the terms of a convertible promissory note with a 10% OID and a 10% onetime interest charge. Toucan Partners converted the principal and accrued interest under the note into 126,042 shares of common stock in 2011.

On December 29, 2011 we entered into a Convertible Loan Agreement and Promissory Notes with Toucan Partners for an aggregate of $100,000 with an OID of 10% and one time interest charge of 10%. Warrants to purchase 15,625 shares of common stock at an exercise price of $6.40 were issued in connection with the note.

Notes payable to related parties are more fully described in Note (9).

(b) Cognate Agreement

During the quarter ended June 30, 2011, the Company entered into a new service agreement with Cognate Therapeutics, Inc. (“Cognate”), a contract manufacturing and services organization in which Toucan Capital has a majority interest. In addition, two of the principals of Toucan Capital are members of Cognate’s Board of Directors and Linda Powers who is a director of Cognate and managing director of Toucan Capital is Chairperson of the Company’s Board of Directors and Chief Executive Officer of the Company. This agreement replaces the agreement dated May 17, 2007 between the Company and Cognate, which had expired. Under the service agreement, the Company agreed to continue to utilize Cognate’s services, for certain consulting and manufacturing services to the Company for its ongoing DCVax®-Brain Phase II clinical trial. The scope of services and the economics are comparable to the prior agreement, and the structure and process for payments are simplified. Under the terms of the new agreement the Company will pay Cognate a monthly facility fee and a fixed fee (in lieu of cost-plus charges) for each patient in the study, subject to specified minimum number of patients per month, plus charges for certain patient and product data services if such services are requested by the Company. The current service agreement expires on March 31, 2016. Additionally the Company has agreed to reimburse Cognate for enrollment ramp up costs, foreign program costs and costs of facilities and equipment dedicated to Company programs (which were also previously reimbursable). The amount of ramp up costs during 2011 was $275,000.

On November 23, 2011, the Company and Cognate executed the conversion of $9.2 million dollars of amounts owed by the Company to Cognate Bioservices, Inc. into 2.875 million shares of common stock, using the agreed upon conversion rate of $3.20 per share. The Company recognized a loss on conversion of $7.8 million, which was the difference between the market value of the shares and the carrying amount of the liability. The Company and Cognate are continuing to negotiate the repayment terms of the outstanding balance owed by the Company.

During the years ending December 31, 2010 and 2011, respectively, the Company recognized approximately $7.8 million and $4.7 million of research and development costs related to these service agreements. As of December 31, 2010 and 2011, the Company owed Cognate approximately $10.2 and $0.6 million, respectively.

(c) Toucan Capital

In accordance with a recapitalization agreement dated April 26, 2004 between the Company and Toucan Capital, as amended and restated on July 30, 2004 and further amended ten times between October 22, 2004 and November 14, 2005, pursuant to which Toucan Capital agreed to recapitalize the Company by making loans to the Company, the Company accrued and paid certain legal and other administrative costs on Toucan Capital’s behalf. Pursuant to the terms of the Conversion Agreement discussed above, the recapitalization agreement was terminated on June 22, 2007. Subsequent to the termination of the recapitalization agreement, Toucan Capital continues to incur costs on behalf of the Company. These costs primarily relate to consulting costs and travel expenses incurred in support of the Company’s international expansion efforts. In addition, since July 1, 2007 the Company has accrued and recorded rent expense due to Toucan Capital Corp. an affiliate of Toucan Capital for its office space in Bethesda, Maryland.

During the years ending December 31, 2010 and 2011, respectively, the Company recognized approximately $0.9 million and $0.5 million of general and administrative costs related to this recapitalization agreement, rent expense, as well as legal, travel and other costs incurred by Toucan Capital, Toucan Partners and Linda Powers on the Company’s behalf. At December 31, 2010 and 2011, accrued expenses payable to Toucan Capital and related parties amounted to $1.5 million and $0.6 million, respectively, and are included as part of accounts payable to related parties in the accompanying consolidated balance sheets.

Also during 2009, the Company agreed with Toucan Capital, Toucan Partners and Linda Powers that a portion of the accrued expenses owed by the Company to these parties for certain expense reimbursements will be converted into shares of common stock instead of paid in cash. Toucan Capital, Toucan Partners and Linda Powers have paid certain expenses on behalf of the Company. The parties agreed that these accrued expenses will be converted into common stock at a conversion rate equal to the price per share paid by unrelated investors at that time, and no less favorable than the conversion rate applied to any other creditor of the Company ($3.20 per share). The parties are in the process of determining the amounts of unbilled accrued expenses. The impact of the conversion will result in a reduction of liabilities for the amount converted. In addition, the Company will recognize the value of common stock issued in excess of the amount of the accrued expenses converted, if any, as a charge to operations when the conversion takes place. Finalization of these arrangements is in process.

On March 21, 2008, the Company executed a Sublease Agreement (the “Sublease Agreement”) with Toucan Capital for the space the Company used as its headquarters at 7600 Wisconsin Avenue, Suite 750, Bethesda, Maryland. The Sublease Agreement is effective as of July 1, 2007 and expires on October 31, 2016, unless sooner terminated according to its terms. The Company was and remains obligated to pay operating expenses allocable to the subleased premises under Toucan Capital master lease. Effective November 30, 2009, the Sublease was terminated in connection with termination and buyout of the overall lease of this space. (The overall lease and the Company’s Sublease had 7 years left to run at that time). The termination and buyout did not require any lump sum exit payment. Instead, it requires a partial payout over several years. The Company's obligation will be approximately $127,000 in 2012. There are no amounts due after 2012. The Company and Artecel are have not yet agreed to repayment terms.

(d) Artecel

During 2011, the Company received an operational loan from an entity controlled by Toucan Capital. Artecel, a stem cell research company, provided the Company with $734,000 to be used as funding for ongoing clinical trials.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

(8) Income Taxes

There was no income tax benefit attributable to net losses for 2011 and 2010. The difference between taxes computed by applying the U.S. federal corporate rate of 34% and the actual income tax provisions in 2011 and 2010 is primarily the result of establishing a valuation allowance on the Company’s deferred tax assets arising primarily from tax loss carry forwards.

The tax effects of temporary differences and tax loss and credit carry forwards that give rise to significant portions of deferred tax assets and liabilities at December 31 are comprised of the following (in thousands):

	2010	2011
Net operating loss carry forwards	$41,175	$48,184
Research and development credit carry forwards	2,821	3,270
Other	25	25
Gross deferred tax assets	44,021	51,478
Less valuation allowance	(44,021)	(51,478)
Net deferred tax assets	$—	$—

The increase in the valuation allowance for deferred tax assets for 2011 and 2010 of $4.6 million and $7.5 million, respectively, was due to the inability to utilize net operating losses and research and development credits.

At December 31, 2011, the Company had net operating loss carry forwards for income tax purposes of approximately $141.7 million and unused research and development tax credits of approximately $3.3 million available to offset future taxable income and income taxes, respectively, expiring beginning 2019 through 2030. The Company’s ability to utilize net operating loss and credit carry forwards is limited pursuant to the Tax Reform Act of 1986, due to cumulative changes in stock ownership in excess of 50% such that some net operating losses may never be utilized. The tax years 2008 through 2011 remain open to examination by federal agencies and other jurisdictions in which the Company operates.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

(10) Commitments and Contingencies

(a) Lease Obligations

The Company terminated its lease with Toucan Capital Corporation on December 31, 2009. The Company is obligated to pay monthly payments of approximately $5,000 per month during 2011 under the terminated lease.

On March 17, 2010, the Company entered into a non-cancelable operating lease for 7,097 square feet of office space in Bethesda, Maryland, which expires in September 2012. Future minimum lease payments under the lease are $126,027. Rent expense for 2010 and 2011 amounted to $100,085 and $165,821, respectively. The Company expects to lease part of this space to Toucan and proceeds of this sublease will be offset against the minimum lease payments specified above.

Unaudited Quarterly Financial Information	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]

The following table contains selected unaudited statement of operations information for each of the quarters in 2010 and 2011. The Company believes that the following information reflects all adjustments, consisting of only normal recurring adjustments, necessary for a fair presentation of the information for the periods presented. The operating results for any quarter are not necessarily indicative of results for any future period.

	First Quarter 2011	Second Quarter 2011	Third Quarter 2011	Fourth Quarter 2011
Total revenues	$—	$—	$10	$—
Net income (loss) applicable to common stockholders	$(8,408)	$(12,328)	$482	$(12,576)
Net income (loss) per share applicable to common stockholders – basic	$(1.76)	$(2.40)	$0.16	$(1.60)
Weighted average shares used in computing basic loss per share	4,818	5,243	5,945	5,945
Net income (loss) per share applicable to common stockholders – diluted	$(1.76)	$(2.40)	$0.00	$(2.24)
Weighted average shares used in computing diluted income /(loss) per share	4,818	5,243	7,696	5,945

	First Quarter 2010	Second Quarter 2010	Third Quarter 2010	Fourth Quarter 2010
Total revenues	$—	$—	$10	$—
Net loss applicable to common stockholders	$(5,845)	$(8,727)	$(5,381)	$(7,415)
Net loss per share applicable to common stockholders – basic and diluted	$(1.60)	$(2.24)	$(1.28)	$(1.44)
Weighted average shares used in computing basic and diluted loss per share	3,746	3,991	4,401	4,502

Stockholders' Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

10. Stockholders’ Equity (Deficit)

Common Stock Issuances

Issuances of common stock during 2012 were as follows (shares and dollars in thousands):

Description	Shares Issued	Purchase/Conversion Price	Fair Value/Proceeds/Debt Conversion
Issuance of shares to private investors	14	$5.28	$75
Issuance of shares to private investors	14	4.32	65
Conversion of notes payable	590	6.24	3,700
Conversion of accounts payable	3	5.12	15
Total 1st Quarter 2012	621		3,855
Issuance of shares to private investors	56	3.68	207
Conversion of notes payable	23	2.24	66
Conversion of notes payable	300	2.88	866
Shares issued for consulting services	1	4.00	3
Total 2nd Quarter 2012	380		1,142
Issuance of shares to private investors	222	5.11	1,135
Conversion of notes payable	1,080	2.94	3,172
Shares issued for consulting services	190	4.76	905
Total 3rd Quarter 2012	1,492		5,212
Total Nine Months Ended September 30, 2012	2,493		$10,209

Stock Purchase Warrants

Through September 30, 2012, the Company has issued warrants to strategic partners, consultants and investors with exercise prices ranging from $2.40 to $51.84 and exercise periods ranging from three to five years. The following is a summary of warrant activity for the nine months ended September 30, 2012:

	Number of Warrants	Weighted Average Exercise Price
Outstanding as of December 31, 2011	3,568,308	$8.96
Issued	1,868,550	7.14
Outstanding as of September 30, 2012	5,436,858	$8.30

(6) Stockholders’ Equity (Deficit)

(a) Stock Purchase Warrants

Toucan Capital and Toucan Partners Warrants

The Company has issued the following warrants to Toucan Capital and Toucan Partners:

Date of Issue	Related transaction	Warrants Issued	Exercise Price	Warrants outstanding at December 31, 2011
Issued to Toucan Capital
June 2007	See Conversion Agreement in Note 2	884,420	$9.60	564,987
June 2007	See Conversion Agreement in Note 2	492,772	2.40	328,514
Issued to Toucan Partners
June 2007	See Conversion Agreement in Note 2	552,033	9.60	552,033
December 2008	December 2008 Loan warrants	8,281	6.40	8,281
September 2009	August and December 2008 Loan Conversions	32,115	6.56	32,115
September 2009	Consulting services	52,648	3.20	52,648
July 2009	Equity Investment ($650,000)	5,416	12.00	5,416
September 2010	October $900,000 loan	75,000	12.00	75,000
September 2011	Loan extension	56,812	12.00	56,812
December 2011	December $100,000 loan	15,625	6.40	15,625
	Total warrants outstanding to related parties			1,691,435

Other Warrant Issues

2010	Related transaction		Warrants Issued	Exercise Price	Warrants outstanding at December 31, 2011
May	SDS loan extension		31,250	$8.48	31,250
January	Consultant compensation	(1)	6,250	12.00	6,250
April	Private Placement		14,583	12.00	11,062
July	Regen Med July 2010 $1,750,000 Loan		145,833	12.00	121,854
July	Consultant compensation	(3)	18,750	12.00	18,750
October	Consultant compensation	(4)	1,250	12.00	1,250
November	Consultant compensation	(5)	4,739	12.00	4,739
December	December 16, 2010 $100,000 loan		8,333	12.00	8,333
December	December SDS loan warrants		7,385	12.00	7,385
October	October 1, 2010 $500,000 Loan		38,109	13.12	38,109
September	September 28, 2010 $350,000 Loan		26,355	13.28	26,355
February	Consultant compensation	(2)	15,625	16.00	15,625
November	Warrant issued for cash		203,125	24.00	203,125
Total of warrants issued in 2010			521,590		494,087

2011	Related transaction		Warrants Issued	Exercise Price	Warrants outstanding at December 31, 2011
February	Regen Med November 2010 Loan		312	$2.40	312
March	Regen Med November 2010 Loan		300	2.40	300
September	Related party loan extension		8,493	6.24	8,493
May	Warrant coverage for 100,000 loan		723	6.88	723
September	Loan Extension for officers and related parties		21,187	8.00	21,187
May	Warrant issued in conjunction with Whitebox loans		329,003	9.12	54,824
June	Warrant issued in conjunction with Whitebox loans		279,605	9.12	279,605
November	Loan Extensions and note payable		93,456	9.12	93,456
December	Toucan Partners, $100,000 loan		15,625	6.40	15,625
February	Regen Med November 2010 Loans		2,343	9.60	2,343
March	Regen Med November 2010 Loans		2,250	9.60	2,250
June	Warrant Coverage of Loans		98,913	11.04	98,913
January	Consultant compensation	(6)	15,625	11.52	15,625
June	Regen Med November 2010 Loan		651	11.52	651
January	$50,000, 100% warrant coverage		4,166	12.00	4,166
February	Regen Med November 2010 Loans		468	12.00	468
March	Regen Med November 2010 Loans		450	12.00	450
September	Officer and related party loan extensions		216,456	12.00	216,456
January	Private placement		29,296	12.80	29,296
Total of warrants issued in 2011			1,119,329		845,143

(1)	The fair value of the warrants amounting to $72,000 was recognized as general and administrative expense.
(2)	The fair value of the warrants amounting to $169,000 was recognized as general and administrative expense.
(3)	The fair value of the warrants amounting to $203,000 was recognized as general and administrative expense.
(4)	The fair value of the warrants amounting to $14,000 was recognized as general and administrative expense.
(5)	The fair value of the warrants amounting to $48,000 was recognized as general and administrative expense.
(6)	The fair value of the warrants amounting to $156,000 was recognized as general and administrative expense.

A summary of the warrants outstanding at December 31, 2011 is as follows:

Date of Issue	Warrants Outstanding as of December 31, 2011	Exercise Price	Expiration
June 1, 2007	476,175	$2.40	May 31, 2015
December 3, 2010	15,984	2.40	December 2, 2013
February 2011	312	2.40	February 7, 2014
March 2011	300	2.40	March 30, 2014
September 30, 2009	106,476	3.20	September 29, 2012
November 2008	9,464	5.60	November 6, 2013
September 2011	8,493	6.24	November 6, 2013
December 23, 2008	8,281	6.40	December 22, 2016
December 2011	15,625	6.40	December 2014
November 6, 2008	68,471	6.56	November 6, 2013
May 2011	723	6.88	May 2, 2014
September 2011	21,187	8.00	September 6, 2016
May 26, 2010	31,250	8.48	November 17, 2015
May 2011	54,824	9.12	May 31, 2016
June 2011	279,738	9.12	June 28, 2016
November 2011	93,456	9.12	November 10, 2014
June 1, 2007	1,311,968	9.60	May 31, 2015
December 3, 2010	119,892	9.60	December 2, 2013
February 2011	2,343	9.60	February 7, 2014
March 2011	2,250	9.60	March 30, 2014
September 28, 2009	108,944	10.08	September 27, 2012
June 2011	98,913	11.04	June 28, 2016
January 2011	15,625	11.52	January 14, 2015
June 2011	651	11.52	June 14, 2014
January 1, 2010	6,250	12.00	December 31, 2012
March 23, 2010 to May 26, 2010	14,583	12.00	May 25, 2013
July 2, 2010	5,416	12.00	July 1, 2013
July 7, 2010	18,750	12.00	July 6, 2013
July 14, 2010	120,936	12.00	July 13, 2015
October 13, 2010	5,000	12.00	October 12, 2013
November 23, 2010	4,739	12.00	November 22, 2015
December 3, 2010	23,978	12.00	December 3, 2013
December 13, 2010	8,333	12.00	December 12, 2015
December 29, 2010	7,385	12.00	December 28, 2015
January 2011	4,166	12.00	January 2, 2016
February 2011	468	12.00	February 7, 2014
March 2011	450	12.00	March 30, 2014
September 2011	216,456	12.00	September 6, 2016
November 29, 2010	2,304	12.80	November 23, 2013
January 2011	29,296	12.80	January 25, 2016
November 29, 2010	26,355	13.28	November 29, 2015
February 1, 2010	15,625	16.00	January 31, 2013
November 5, 2010	203,125	24.00	November 4, 2013
February 9, 2003	833	24.48	February 8, 2013
January 8, 2003	833	42.56	January 7, 2013
December 26, 2002	1,666	51.84	December 25, 2012
Total	3,568,308

(b) Common Stock Equivalents

The following common stock equivalents on an as-converted basis were excluded from the calculation of diluted net loss per share, as the effect would be antidilutive (in thousands):

	December 31,
	2010	2011
Common stock options	203	1,551
Common stock warrants	2,884	3,568
Common stock issuable on conversion of notes payable	1,162	1,555

(c) Common Stock Issuances

Issuances of common stock during 2011 and 2010 were as follows:

Date	Transaction		# of Shares	Price Range per share	Gross Cash Proceeds
March 2010	Private Placement		90,729	$12.00	$1,088,750
March 2010	Al Rajhi interest conversion	(3)	71,163	12.00
May 2010	SDS Loan conversion	(4)	331,250	3.20
June 2010	Private Placement		145,833	12.00	1,750,000
July 2010	Private Placement		54,167	12.00	650,000
July 2010	Toucan Partners consulting fees	(1)(2)	529	3.20
September 2010	Private Placement		16,667	12.00	200,000
October 2010	Note conversion		3,686	12.32
December 2010	Stock issued in lieu of salaries	(1)	44,047	11.68
December 2010	Consultant fees paid in stock	(1)	97,442	12.32
December 2010	Loan conversion		22,074	7.36
December 2010	Private Placement		12,500	12.00	150,000
Total issued in 2010			890,087		$3,838,750
Jan 2011	Consultant fees paid in Stock	(1)	33,526	$10.88 - 12.00	$—
Jan 2011	Private Placement		12,500	0.75	150,000
Jan 2011	Loan Conversion		92,818	7.68 - 8.80
Feb 2011	Consultant fees paid in Stock	(1)	11,979	11.36
Feb 2011	Loan Conversion		8,500	4.80 - 8.48
March 2011	Consultant fees paid in Stock	(1)	27,604	5.44 - 11.04
March 2011	Payables Conversion		346,385	4.80 - 7.52
March 2011	Loan Conversion		8,713	4.48 - 4.80
April 2011	Loan Conversion		42,454	4.48 - 4.64
May 2011	Consultant fees paid in Stock	(1)	16,872	6.56 - 7.04
May 2011	Private Placement		9,766	7.68	75,000
May 2011	Private Placement		6,510	6.88	60,791
May 2011	Private Placement		9,766	7.68	75,000
May 2011	Private Placement		8,333	12.00	100,000
June 2011	Consultant fees paid in Stock	(1)	24,960	10.88 - 13.76
June 2011	Loan Conversion		159,968	4.48 - 16.00
June 2011	Private Placement		448,104	6.88 - 9.76	4,890,000
July 2011	Payable Conversion		41,667	12.00
July 2011	Loan Conversion		18,750	7.36
Aug 2011	Loan Conversion		46,875	5.44
Sept 2011	Loan Conversion		62,299	5.12 - 5.44
Sept 2011	Loan Conversion		61,250	3.20
Oct 2011	Private Placement		16,447	9.12	150,000
Oct 2011	Loan Conversion		317,031	4.16 - 5.12
Nov 2011	Payables Conversion	(5)	2,875,000	3.20
Dec 2011	Loan Conversion		56,121	4.00 - 4.64
Total Issued in 2011			4,764,198		$5,500,791

(1)	Common stock valued at closing price at date of issue.
(2)	The value of the stock issued to Toucan Partners in excess of the carrying amount of the loans and accrued interest payable amounted to $4,701,004, and together with the fair value of the warrants, of $916,716, was charged to loan conversion inducement expense in the accompanying consolidated statements of operations during 2009.
(3)	The fair value of the common stock issued in excess of the accrued interest payable converted into common stock amounted to $194,761 and was recorded in interest expense in the accompanying consolidated financial statements.
(4)	The value of the stock issued to SDS in excess of the carrying amount of the loan principal and accrued interest payable that was converted was $4,673,568. This amount was charged to loan conversion inducement expense in the accompanying consolidated statements of operations during 2010.
(5)	The Company settled $9.2 million of outstanding accounts payable by issuing 2.875 million shares of common stock and recorded a charge to operations of $7.8 million, which was the aggregate difference between the market price and the conversion price.

(d) Employee 401(k) Plan

On August 19, 1999, the Company adopted a 401(k) Plan for certain eligible employees. Under the plan, an eligible employee may elect to contribute to the plan. In addition, the Company may elect to contribute matching contributions. Effective March 1, 2006, the Company no longer matches employee contributions.

(e) Stockholder Rights Agreement

On March 6, 2002, the Company adopted a Stockholder Rights Agreement, under which each common stockholder received a dividend of one right per share of common stock held. Each right entitles the holder to purchase one share of common stock at a price equal to $308.00 per share, subject to certain anti-dilution provisions, and is exercisable only in the event that a third party acquires beneficial ownership of, or announces a tender or exchange offer for, at least 15% of the Company’s outstanding common stock and such acquisition or offer is determined by the Board of Directors to not be in the best interests of the stockholders. If the acquisition or offer were determined by the Board of Directors to be in the best interests of the stockholders, the rights may be redeemed by the Company for $0.0001 per right. The rights expired on February 25, 2012. The Board of Directors and Mellon Investor Services LLC, its Rights Agent, on April 26, 2004, amended the Stockholder Rights Agreement. The definition of an “Acquiring Person” was amended to exclude Toucan Capital Fund II, L.P. and other investors selected by Toucan from the definition of “Acquiring Person” for those shares of the Company’s capital stock they acquire, or are deemed to beneficially own, in connection with the Recapitalization Agreement.

Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

11. Subsequent Events

During October 2012, the Company signed agreements to retire $28.4 million of convertible notes, notes and other payables by entering into Conversion Agreements with non-affiliated and affiliated note holders and creditors of the Company, including certain of directors and executive officers. This aggregate debt amount will be converted into 8,125,494 common shares and warrants exercisable for 3,624,436 shares of common stock, effective upon the closing of a public offering. The warrants will have an exercise period of five years from the date of issuance and an exercise price of $6.40 per share.

During October and November 2012, the Company issued 1.0 million shares of common stock and received $5 million in private placement transactions. In addition, the holders of notes payable with an aggregate principal balance of $1.1 million converted the notes into 0.3 million of common stock during October 2012.

In November 2012, the Company agreed to reimburse Toucan for $4.6 million of Company operations expenses previously incurred. Toucan agreed to receive such reimbursement in the form of stock rather than cash. Pursuant to the prior agreement of the parties, Toucan was entitled to receive conversion terms no less favorable that had been provided to any non-affiliated creditor. However, Toucan agreed instead to accept the median terms provided to non-affiliated creditors over the preceding six months. The reimbursements of such expenses are payable in approximately 1.7 million shares of common stock and 0.8 million warrants. The Company will recognize the fair value of the common stock and warrants in excess of the $4.6 million of accrued expenses, if any, as a charge to operations. Pursuant to the prior agreement of the parties, Toucan was entitled to receive conversion terms no less favorable that had been provided to any non-affiliated creditor; however, Toucan agreed instead to accept the median terms provided to non-affiliated creditors over the preceding six months. The reimbursement of such expenses and the terms were approved by the Board of Directors. These expenses were accrued as of September 30, 2012.

(12) Subsequent Events

On January 13, 2012 the Company entered into a Convertible Loan Agreement and Promissory Notes with an affiliated investor for an aggregate of $200,000 with an OID of 10% and one time interest charge of 10%. The note will also bear 100% warrant coverage with an exercise price of $6.40 per share

The Company entered into an $802,000 convertible note with a non-affiliated investor (the “Note”), completing a series of transactions initially entered into on January 19, 2012, with the investor. The Note provided for original issue discount (OID) of ten percent and an annual interest rate of nine percent. The Note attributed $220,000 of the proceeds as a payment in lieu of the Company drawing upon an earlier convertible borrowing obligation of $666,666 which would have carried a 40% discount to the market price upon conversion. The Note also provided for an additional $500,000 advance to the Company and is convertible at any time after closing. The conversion price for the $500,000 tranche is equal to a twenty percent discount from the market price at the time of conversion. The conversion price for the $220,000 tranche is equal to a fifteen percent discount from the market price at the time of conversion.

On January 20, 2012 the Company entered into a $75,000 note payable with a non-affiliated investor. The terms provided conversion at $5.92 cents per share and a 30% warrant at $9.12 per share.

On January 31, 2012, the Company completed financings involving several parties and a series of tranches. The Company entered into two convertible notes totaling $605,000 with Toucan Partners (the “Toucan Notes”). These Toucan Notes provided for OID of ten percent and an annual interest rate of six percent.

The Toucan Notes are convertible at any time after closing. The conversion price is equal to a five percent discount from the market price at the time of conversion. The Toucan Notes are payable on demand, with one week prior notice. The Toucan Notes include one warrant for each share of the Company’s common stock into which the Toucan Notes are convertible.

The Company entered into a $200,000 convertible note with an officer of the Company (the “Affiliate Note”). The officer’s Note provided for OID of ten percent and an annual interest rate of six percent. The officer’s Notes are convertible at any time after closing. The conversion price is equal to a five percent discount from the market price at the time of conversion. The officer’s Note is payable on demand, with one week prior notice. The Affiliate Note includes one warrant for each share into which the Affiliate Note is convertible.

On February 9, 2012, the Company entered into an agreement with Toucan Partners LLC for financing of up to $2.25 million. Toucan provided the first $1.5 million of the funding at the time of execution, and will provide further funding when certain consents are obtained. In consideration of the financing, the Company issued to Toucan a convertible promissory note (the “Note”). The Note bears an Original Issue Discount (OID) of ten percent. The Note is payable on demand, with fourteen days’ prior notice. The Note is convertible at any time at a five percent discount to the market price of the common stock at the time of conversion. The Note is unsecured, but will become secured if the Company enters into any secured financing or encumbrance upon its assets while any portion of the Note remains outstanding or if there is an event of default under the Note. Pursuant to the Note, the Company also issued to Toucan warrants to purchase shares of the Company’s common stock, comprising one hundred percent warrant coverage of the repayment amount under the Note. The exercise price of the warrants will be $6.40 per share if the Company can obtain a waiver of any applicable anti-dilution provisions. If such waiver is not obtained, the exercise price of the warrants will be $9.12 per share, and the warrant coverage will be correspondingly adjusted

On February 23, 2012, a majority of the Company 's shareholders voted on and successfully passed a motion to increase the number of the Company's authorized shares of common stock to 450 million from 150 million. This motion will allow the Company to continue to raise capital through equity sales and eliminate the need for the valuation for excess shares that the Company recorded during the year ended December 31, 2011.

On March 2, 2012 the Company received $250,000 as the 2nd tranche of the $2.25 million financing agreement with Toucan Partners LLC.

On March 6, 2012 the Company received $500,000 as the 3rd tranche of the $2.25 million financing agreement with Toucan Partners LLC.

On March 15, 2012, the Company issued 13,542 shares of common stock to a private investor at $4.80 per share for net proceeds of $65,000.

On April 2, 2012, the Company received the first tranche, $1.7 million, from the issuance of a $2.5 million 8% secured note to Four M Purchasers, LLC. The remaining balance of the note is expected to be received within 90 days of the execution of the note. The loan agreement provides for the issuance of a five year warrant to purchase shares of common stock under the loan agreement at an exercise price of $6.40 per share. The Company also granted the lender a security interest in the Company's intellectual property and provides for the extension of the maturity date of the note issued to the Company dated November 10, 2011.

During the quarter ended, March 31, 2012, the Company issued 518,750 shares of common stock in addition to the share issuances described above. Of that amount, 512,500 shares were issued related to of loan conversions and 2,938 were issued in respect of consulting services rendered. During the quarter ended March 31, 2012, $3.4 million of debt principal was converted.

Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Common Stock Warrant Liability [Policy Text Block]
Revenue recognition.  In various situations, the Company receives certain payments from patients. These are generally non-refundable, and are not dependent on the Company’s ongoing future performance. The Company has adopted a policy of recognizing these payments as revenue when received.

(l) Revenue Recognition

The Company has earned revenues through sale of research materials, providing research services to third parties and through research grants in the past. Revenues from sale of research materials are to multiple customers with whom there is no other contractual relationship and are recognized when shipped to the customer and title has passed.

Research contracts and grants require the Company to perform research activities as specified in each respective contract or grant on a best efforts basis, and the Company is paid based on the fees stipulated in the respective contracts and grants which approximate the costs incurred by the Company in performing such activities. The Company recognizes revenue under the research contracts and grants based on completion of performance under the respective contracts and grants where no ongoing obligation on the part of the Company exists. Direct costs related to these contracts and grants are reported as research and development expenses.

New Accounting Pronouncements, Policy [Policy Text Block]
Accounts Receivable.  The accounts receivable balances may include balances due from research grants and other services. We record an allowance for doubtful accounts for our best estimate of the amount of probable credit losses in our existing accounts receivable. We determine the allowance for doubtful accounts based primarily on historical write-off experience. Account balances that are deemed uncollectible, are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. As of September 30, the Company had a full valuation allowance on accounts receivable of $195,000.

Reference To Authoritative Acocunting Literature [Policy Text Block]

(a) References to Authoritative Accounting Literature

In June 2009, the Financial Accounting Standards Board (“FASB”) issued the Accounting Standards Codification (“ASC”) as the single source of authoritative U.S. GAAP recognized by the FASB to be applied by non-governmental entities in preparation of financial statements in conformity with U.S. GAAP, except for additional authoritative rules and interpretative releases issued by the SEC. While the adoption of the ASC changes how we reference accounting standards, the adoption did not have an impact on our consolidated financial statements.

Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]

(b) Principles of Consolidation and Basis of Presentation

The accompanying consolidated financial statements of the Company were prepared in accordance with U.S. GAAP and include the assets, liabilities, revenues and expenses of the Company’s majority-owned subsidiaries over which the Company exercises control. Intercompany transactions and balances are eliminated in consolidation. The first of the Company's European subsidiaries was established in Switzerland during the third quarter of 2007 and the second subsidiary was established in Germany during the fourth quarter of 2011. The German subsidiary is wholly-owned. The Company contributed 95% of the initial share capital in the Swiss subsidiary and Cognate, a related party to the Company, contributed the remaining 5%. Non-controlling interest is not material for all periods presented.

Reverse Stock Split [Policy Text Block]

(c) Reverse Stock Split

On June 30, 2012, the Board of Directors and on July 30, 2012, a majority of the stockholders approved a proposal to amend the Company’s Seventh Amended and Restated Certificate of Incorporation to effect a reverse stock split of the Company’s issued and outstanding common stock at a ratio of not less than one-for-two and not greater than one-for-twenty five at any time prior to August 16, 2013 at the discretion of the Board of Directors. On September 21, 2012, the Board of Directors approved a 1-for-16 reverse stock split of the Company’s issued and outstanding common stock effective on September 25, 2012. All the relevant information relating to number of shares and per share information contained in these consolidated financial statements has been retrospectively adjusted to reflect the reverse stock split for all periods presented.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

(d) Foreign Currency Translation

For operations outside the U.S. that prepare financial statements in currencies other than U.S. dollars, we translate the financial statements into U.S. dollars. Results of operations and cash flows are translated at average exchange rates during the period, and assets and liabilities are translated at end of period exchange rates, except for equity transactions and advances not expected to be repaid in the foreseeable future, which are translated at historical cost. The effects of exchange rate fluctuations on translating foreign currency assets and liabilities into U.S. dollars are accumulated as a separate component in other comprehensive income (loss).

Use of Estimates, Policy [Policy Text Block]

(e) Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Derivatives, Embedded Derivatives [Policy Text Block]

(f) Embedded Derivative Liability

The Company evaluates financial instruments for freestanding or embedded derivatives. Derivative instruments that have been separated from the host contract and do not qualify for hedge accounting are recorded at fair value with changes in value recognized as other income (expense) in the consolidated statements of operations in the period of change.

Fair Value of Financial Instruments, Policy [Policy Text Block]

(g) Fair Value of Financial Instruments

The fair value of financial instruments other than liabilities payable to related parties approximate the recorded value based on the short term nature of these financial instruments. The fair value of liabilities payable to related parties is presently undeterminable due to the related party nature of the obligations. The fair value of derivative liabilities is estimated using a binomial model or Monte Carlo simulation depending on the complexity of the derivative being measured. See Note 4.

Cash and Cash Equivalents, Policy [Policy Text Block]

(h) Cash

Cash consists of checking accounts. While cash held by financial institutions may at times exceed federally insured limits, management believes that no material credit or market risk exposure exists due to the high quality of the institutions. The Company has not experienced any losses on such accounts.

Property, Plant and Equipment, Policy [Policy Text Block]

(i) Property and Equipment

Property and equipment are stated at cost, as adjusted for any prior impairments. Property and equipment are depreciated on a straight-line basis over the estimated useful lives which range from between three and seven years.

Expenditures for maintenance and repairs are expensed as incurred. Gains and losses from disposal representing the difference between any proceeds received from the sale of property and equipment and the recorded values of the asset disposed are recorded in total operating costs and expenses.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

(j) Impairment of Long-Lived Assets

Long-lived assets including property and equipment are reviewed for possible impairment whenever significant events or changes in circumstances, including changes in our business strategy and plans, indicate that impairment may have occurred. An impairment is indicated when the sum of the expected future undiscounted net cash flows identifiable to that asset or asset group is less than its carrying value. Long-lived assets to be held and used, including assets to be disposed of other than by sale, for which the carrying amount is not recoverable are adjusted to their estimated fair value at the date an impairment is indicated, which establishes a new basis for the assets for depreciation purposes. Long-lived assets to be disposed of by sale are reported at the lower of carrying amount or fair value less cost to sell. Impairment losses are determined from actual or estimated fair values, which are based on market values, net realizable values or projections of discounted net cash flows, as appropriate.

Revenue Recognition Leases, Operating [Policy Text Block]

(k) Operating Leases

The Company recognizes lease expense on a straight-line basis over the initial lease term. For leases that contain rent holidays or escalation clauses, the Company recognizes rent expense on a straight-line basis and records the difference between the rent expense and rental amount payable as deferred rent. As of December 31, 2010 and 2011 the deferred rent is $68,263 and $19,004, respectively.

Research and Development Expense, Policy [Policy Text Block]

(m) Research and Development Expenses

Research and development costs are expensed as incurred. These costs include, but are not limited to, contract manufacturing costs, personnel costs, lab supplies, depreciation, amortization and other indirect costs directly related to the Company’s research and development activities.

Income Tax, Policy [Policy Text Block]

(n) Income Taxes

We recognize income taxes on an accrual basis based on tax positions taken or expected to be taken in our tax returns. A tax position is defined as a position in a previously filed tax return or a position expected to be taken in a future tax filing that is reflected in measuring current or deferred income tax assets and liabilities. Tax positions are recognized only when it is more likely than not (i.e., likelihood of greater than 50%), based on technical merits, that the position would be sustained upon examination by taxing authorities. Tax positions that meet the more likely than not threshold are measured using a probability-weighted approach as the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement. Income taxes are accounted for using an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in our financial statements or tax returns. A valuation allowance is established to reduce deferred tax assets if all, or some portion, of such assets will more than likely not be realized. Should they occur, our policy is to classify interest and penalties related to tax positions as income tax expense. Since our inception, no such interest or penalties have been incurred, however. Prior to 1998, the Company was a limited liability company and the Company’s tax losses and credits generally flowed directly to the members.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

(o) Stock-Based Compensation

Compensation expense for all stock-based awards is measured at the grant date based on the fair value of the award and is recognized as an expense, on a straight-line basis, over the employee's requisite service period (generally the vesting period of the equity award). The fair value of each option award is estimated on the date of grant using a Black-Scholes option valuation model. Stock-based compensation expense is recognized only for those awards that are expected to vest using an estimated forfeiture rate. We estimate pre-vesting option forfeitures at the time of grant and reflect the impact of estimated pre-vesting option forfeitures in compensation expense recognized. For options and warrants issued to non-employees, the Company recognizes stock compensation costs utilizing the fair value methodology over the related period of benefit.

Stock-based compensation expense was as follows ($ in thousands):

	2010	2011
Research and development	$593	$2,355
General and administrative expenses	1,411	6,090
Total stock-based compensation expense	$2,004	$8,445

The assumptions used to estimate the fair value of awards granted for the periods presented are noted in the table below. Expected volatility is based on the separate historical volatility of the market prices of our common stock over the most recent period commensurate with the estimated expected life of the award. The risk-free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

	2010	2011
Risk free interest rate	3.6%	2.27%
Volatility	208%	193.5%
Expected term	10 years	7 years
Expected dividends	0%	0%

Earnings Per Share, Policy [Policy Text Block]

(p) Loss per Share

Basic loss per share is computed on the basis of the weighted average number of shares outstanding for the reporting period. Diluted loss per share is computed on the basis of the weighted average number of common shares plus dilutive potential common shares outstanding using the treasury stock method. Any potentially dilutive securities are antidilutive due to the Company’s net losses. For the years presented, there is no difference between the basic and diluted net loss per share.

Effective September 25, 2012, all shares of the Company’s common stock issued and outstanding were combined and reclassified on a one-for-sixteen basis. The effect of this reverse stock split has been retroactively applied to all periods presented.

Operating Segments [Policy Text Block]

(q) Operating Segments

The Company is principally engaged in the discovery and development of innovative immunotherapies for cancer and has a single operating segment as management reviews all financial information together for the purposes of making decisions and assessing the financial performance of the Company.

Operating costs:

Operating costs and expenses consist primarily of research and development expenses, including clinical trial expenses which arise when we are actively participating in clinical trials, and general and administrative expenses.

Research and development:

Discovery and preclinical research and development expenses include scientific personnel related salary and benefit expenses, stock-based compensation, costs of laboratory supplies used in our internal research and development projects, travel, regulatory compliance, and expenditures for preclinical and clinical trial operation and management when we are actively engaged in clinical trials.

Because the Company is a development stage company, it does not allocate research and development costs on a project basis. The Company adopted this policy, in part, due to the unreasonable cost burden associated with accounting at such a level of detail and its limited number of financial and personnel resources. The Company’s business judgment continues to be that there is little value associated with evaluating expenditures at the project level since the Company is focusing primarily on its lead clinical trial programs as most of the Company’s expenditures relate to those programs.

For the year ended December 31, 2011, of the Company’s operating expenses of approximately $26.8 million, approximately 49.9% of its expended resources were apportioned to its two DCVax clinical trial programs. From its inception through December 31, 2011, the Company incurred costs of approximately $90.3 million associated with its research and development activities. Because its technologies are novel and unproven, the Company is unable to estimate with any certainty the costs it will incur in the continued development of its product candidates for commercialization.

General and administrative:

General and administrative expenses include administrative personnel related salary and benefit expenses, cost of facilities, insurance, travel, legal support, property and equipment depreciation, stock-based compensation, and amortization of debt discounts and beneficial conversion costs associated with the Company’s debt financing.

Reclassification, Policy [Policy Text Block]

(r) Reclassifications

Certain reclassifications have been made to prior period financial statements and footnotes in order to conform to the current period's presentation.
New Accounting Pronouncements, Policy [Policy Text Block]

(s) Recent and Adopted Accounting Pronouncements

From time to time new accounting guidance is issued by the FASB that the Company adopts as of an effective date. If not discussed, management believes that the impact of the new accounting guidance, which is not yet effective, will not have a material impact on the Company’s financial statements.

In June 2011, the Financial Accounting Standards Board issued ASU No. 2011-05, Comprehensive Income or ASU 2011-05. The guidance in ASU 2011-05 revises the manner in which entities present comprehensive income in their financial statements. An entity is required to report the components of comprehensive income in either one or two consecutive financial statements:

•	A single, continuous statement must present the components of net income and total net income, the components of other comprehensive income and total other comprehensive income, and a total for comprehensive income.
•	In a two-statement approach, an entity must present the components of net income and total net income in the first statement. That statement must be immediately followed by a financial statement that presents the components of other comprehensive income, a total for other comprehensive income, and a total for comprehensive income.

ASU 2011-05 does not change the items that must be reported in other comprehensive income. The amendments in ASU 2011-05 are effective for fiscal years beginning after December 15, 2011. The Company does not believe the adoption of ASU 2011-05 will have a material impact on the presentation of information in its financial statements.

Reclassified Equity Contracts [Policy Text Block]

(t) Reclassified Equity Contracts

The Company accounts for potential shares that can be converted to common stock and if converted, will be in excess of authorized shares, as a liability that is recorded on the balance sheet (at fair value) only until the authorized number of shares is increased (at which time the whole liability will be remeasured, with changes in value included in other income/(expense), and then reclassified to additional paid-in capital). The value of the liability was computed by valuing the securities that management believed were most likely to be converted. This liability is revalued at each reporting date with any change in value included in other income/(expense) until such time as enough shares are authorized to cover all potentially convertible instruments.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Schedule Of Share Based Compensation Expense Allocations [Table Text Block]

Stock-based compensation expense was as follows ($ in thousands):

	2010	2011
Research and development	$593	$2,355
General and administrative expenses	1,411	6,090
Total stock-based compensation expense	$2,004	$8,445

Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions [Table Text Block]

The assumptions used to estimate the fair value of awards granted for the periods presented are noted in the table below. Expected volatility is based on the separate historical volatility of the market prices of our common stock over the most recent period commensurate with the estimated expected life of the award. The risk-free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

	2010	2011
Risk free interest rate	3.6%	2.27%
Volatility	208%	193.5%
Expected term	10 years	7 years
Expected dividends	0%	0%

Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of stock options activity for 2012 is as follows (shares in thousands):

	Number of Options	Weighted Average Exercise Price	Average Grant Date Fair Value	Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at December 31, 2011	1,574	$10.56	$10.56
2012 activity	—	$—	$—
Outstanding at September 30, 2012	1,574	$10.56	$10.56	5.8 years	$—

A summary of activity relating to our stock options is as follows (options in thousands):

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2010	204	$11.36
Granted	1,383	10.56
Expired	0	169.92
Forfeited	(35)	9.60
Outstanding as of December 31, 2011	1,551	10.56	$6.57
Exercisable as of December 31, 2011	675	$10.56	$9.02	—

Schedule Of Share-Based Compensation Expense Allocation [Table Text Block]

Stock-based compensation expense was as follows for the three months and nine months ended September 30, 2012 and 2011 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Research and development	$91	$226	$380	$2,172
General and administrative	586	1,178	2,194	5,182
Total stock-based compensation expense	$677	$1,404	$2,574	$7,354

Schedule Of Unvested Stock Option [Table Text Block]

A summary of the Company’s unvested stock option grants and changes during 2011 was as follows (options in thousands):

	Options	Weighted- Average Grant Date Fair Value
Outstanding at December 31, 2010	59	$10.83
Granted during 2011	1,383	10.56
Vested during 2011	(566)	10.56
Outstanding at December 31, 2011	876	10.56

Schedule Of Stock Options Outstanding and Related Prices [Table Text Block]

Additional information regarding stock options outstanding and exercisable at December 31, 2011 is as follows, in thousands, except option price and weighted average exercise price.

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$ 8.80 – 9.60	105	7.64	$8.80	50	$8.96
$ 9.76 – 33.60	1,446	6.50	$10.72	624	$10.72
$ 38.56 – 1,200.00	6	4.31	$433.76	0	$433.76
Total	1,551	9.02	$10.56	674	$10.72

Fair Value Measurement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Schedule Of Reclassified Equity Contracts [Table Text Block]

The following table represents the activity for the Company’s liability for reclassified equity contracts for the three month and nine month periods ended September 30, 2012 and 2011:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Beginning balance	$—	$—	$29,903,000	$—
Liabilities reclassified	—	5,446,000	693,000	23,975,000
Change in value of reclassified liabilities	—	(8,875,000)	(491,000)	(7,413,000)
Liabilities reclassified to equity	—	—	(30,105,000)	—
Ending balance	$—	$(3,429,000)	$—	$16,562,000

Schedule Of Embedded Derivative Liability [Table Text Block]

The following table represents the Company’s embedded derivative liability activity for the three months and nine months ended September 30, 2012 and 2011:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Beginning balance	$53,000	$2,368,000	$601,000	$839,000
Reclassification to stockholders' equity upon conversion and expiration of derivative	—	(212,000)	—	(381,000)
Embedded derivative liability recognized	—	—	—	1,389,000
Net change in fair value of embedded derivative liabilities	(35,000)	(338,000)	(583,000)	(29,000)
Ending balance	$18,000	$1,818,000	$18,000	$1,818,000

Schedule Of Share Based Compensation Expenses Allocation [Table Text Block]

The table below provides a reconciliation of the beginning and ending balances for the liabilities measured using fair significant unobservable inputs (Level 3). There were no assets as of or during the year ended December 31, 2010 and 2011 measured at fair value using unobservable inputs (Level 3).

	2010	2011
Beginning balance	$—	$839,000
Reclassification to stockholders' equity upon conversion and expiration of derivative	—	(899,000)
Embedded derivative liability recognized	893,000	1,389,000
Net change in fair value of embedded derivative liabilities	(54,000)	(728,000)
Ending balance	$839,000	$601,000

Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumption [Table Text Block]

The following table represents the activity for the Company's liability for reclassified equity contracts for the year ended December 31, 2011:

Liability for reclassified equity contracts
Balance, January 1, 2011	$—
Liabilities reclassified at inception	38,724,000
Change in value of liabilities reclassified	(8,821,000)
Balance, December 31, 2011	$29,903,000

Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]

Notes payable consist of the following at September 30, 2012 and December 31, 2011(in thousands):

	September 30, 2012	December 31, 2011
Notes payable – current
12% unsecured originally due July 2011	$934	$935
6% unsecured due May 16, 2013 (net of discount of $0 in 2012 and $236 in 2011)	1,450	1,764
12% unsecured originally due March 2011	100	450
	$2,484	$3,149
Notes payable related parties – current
12% unsecured due June 2012 and within six months (net of discount of $0 in 2012 and $21 in 2011)	$2,177	$2,056
Convertible notes payable, net – current
6% unsecured due between March 2011 and February 2012 (net of discount of $0 in 2012 $34 in 2011)	$2,020	$2,676
0% unsecured due between December 2012 and February 2013 (net of discount of $1,463 in 2012)	1,323	—
10% unsecured due between April 2011 and February 2012 (net of discount of $0 in 2012 $38 in 2011)	50	150
10% unsecured convertible note due November 2012 (net of discount of $333 in 2012 and $1,833 in 2011)	2,667	1,167
6% unsecured due June 2012 (net of discount of $0 in 2012 and $182 in 2011)	—	839
8% unsecured convertible note due April 2013 (net of discount of $753 in 2012)	2,672	—
	$8,732	$4,832
Convertible Notes payable related party, net – current
10% unsecured due within 6 months (net of discount of $46 in 2012)	$4,429	$—
12% unsecured due June 2012	—	2,430
6% due July 2011 and November 2011 and on demand (net of discount of $0 in 2012 and $92 in 2011)	1,953	1,158
	$6,382	$3,588
Long term notes payable
6% unsecured note due October 2012	$100	$200
Long term convertible notes, net
4% unsecured due November 15, 2013 (net of discount of $0 in 2012 and $42 in 2011)	$—	$402
4% unsecured due June 30, 2013 (net of discount of $9 in 2011)	—	67
6% due April 2014 and May 2014 (net of discount of $142 in 2012)	1,382	—
4% unsecured due Sept, 2014 (net of discount of $458 in 2012)	375	—
11% unsecured convertible note due December 2013 (net of discount of $32 in 2012 and $321 in 2011)	135	964
10% unsecured convertible note due May 2015 (net of discount of $611 in 2012)	388	—
	$2,279	$1,433
Total notes payable, net	$22,155	$15,258

Notes payable consists of the following at December 31,

	2010	2011
Notes payable – current
12% unsecured due July 2011 (net of discount of $38 in 2010 and $0 in 2011)	$714	$935
6% unsecured due May 16, 2012 (net of discount of $0 in 2010 and $236 in 2011)	—	1,764
12% unsecured originally due March 2011	650	450
	$1,364	$3,149
Notes payable related parties – current
12% unsecured due June 2012 (net of discount of $0 in 2010 and $21 in 2011)	$4,000	$2,056
Convertible notes payable, net – current
0% unsecured due June 2011 (net of discount $357 in 2010 and $0 in 2011)	$360	$—
6% unsecured due November 2010	300	—
6% unsecured originally due March 2011	110	110
6% unsecured due between March 2011 and February 2012 (net of discount of $424 in 2010 and $34 in 2011)	1,526	2,566
10% unsecured due between April 2011 and February 2012 (net of discount of $0 in 2010 and $55 in 2011)	—	100
10% unsecured due between March and May 2011 (net of discount of $57 in 2010 and $25 in 2011)	338	—
11% unsecured due December 2011 (net of discount of $143 in 2010 and $38 in 2011)	102	50
10% unsecured convertible note due November 2012 (net of discount of $0 in 2010 and $1,833 in 2011)	—	1,167
6% unsecured due June 2012 (net of discount of $0 in 2010 and $261 in 2011)	—	839
	$2,736	$4,832
Convertible Notes payable related party, net – current
12% unsecured due June 2012 (net of discount of $0 in 2010 and $93 in 2011)	$—	$2,430
6% due July 2011 and November 2011 and on demand (net of discount of $351 in 2010 and $92 in 2011)	—	1,158
	$—	$3,588
Long term notes payable
20% unsecured convertible note due December 2013	$350	$—
6% unsecured note due October 2012	—	200
	$350	$200
Long term convertible notes, net
6% unsecured due March 2012 (net of discount of $321 in 2010 and $0 in 2011)	$555	$—
4% unsecured due November 15, 2013 (net of discount of $0 in 2010 and $42 in 2011)	—	402
4% unsecured due June 30, 2013 (net of discount of $0 in 2010 and $9 in 2011)	—	67
11% unsecured convertible note due December 2013 (net of discount of $0 in 2010 and $321 in 2011)	—	964
	$555	$1,433
Long term convertible notes related party, net
20% unsecured convertible note due December 2013 (net of discount of $0 in 2011)	$949	$—
Total notes payable, net	$9,954	$15,258

Net Income (Loss) Per Share Applicable to Common Stockholders (Tables)	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following securities were not included in the diluted net income (loss) per share calculation because their effect was antidilutive as of the periods presented (in thousands):

	Three Months Ended		Nine Months Ended
	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Common stock options	1,574	1,574	1,574	1,574
Common stock warrants	5,437	3,038	5,437	3,326
Convertible notes	2,627	757	2,627	1,978
Excluded potentially dilutive securities	9,638	5,369	9,638	6,878

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The tax effects of temporary differences and tax loss and credit carry forwards that give rise to significant portions of deferred tax assets and liabilities at December 31 are comprised of the following (in thousands):

	2010	2011
Net operating loss carry forwards	$41,175	$48,184
Research and development credit carry forwards	2,821	3,270
Other	25	25
Gross deferred tax assets	44,021	51,478
Less valuation allowance	(44,021)	(51,478)
Net deferred tax assets	$—	$—

Unaudited Quarterly Financial Information (in thousands, except loss per share data) (Table)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]

The following table contains selected unaudited statement of operations information for each of the quarters in 2010 and 2011. The Company believes that the following information reflects all adjustments, consisting of only normal recurring adjustments, necessary for a fair presentation of the information for the periods presented. The operating results for any quarter are not necessarily indicative of results for any future period.

	First Quarter 2011	Second Quarter 2011	Third Quarter 2011	Fourth Quarter 2011
Total revenues	$—	$—	$10	$—
Net income (loss) applicable to common stockholders	$(8,408)	$(12,328)	$482	$(12,576)
Net income (loss) per share applicable to common stockholders – basic	$(1.76)	$(2.40)	$0.16	$(1.60)
Weighted average shares used in computing basic loss per share	4,818	5,243	5,945	5,945
Net income (loss) per share applicable to common stockholders – diluted	$(1.76)	$(2.40)	$0.00	$(2.24)
Weighted average shares used in computing diluted income /(loss) per share	4,818	5,243	7,696	5,945

	First Quarter 2010	Second Quarter 2010	Third Quarter 2010	Fourth Quarter 2010
Total revenues	$—	$—	$10	$—
Net loss applicable to common stockholders	$(5,845)	$(8,727)	$(5,381)	$(7,415)
Net loss per share applicable to common stockholders – basic and diluted	$(1.60)	$(2.24)	$(1.28)	$(1.44)
Weighted average shares used in computing basic and diluted loss per share	3,746	3,991	4,401	4,502

Stockholders' Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Schedule Of Issuances Of Common Stock [Table Text Block]

Issuances of common stock during 2012 were as follows (shares and dollars in thousands):

Description	Shares Issued	Purchase/Conversion Price	Fair Value/Proceeds/Debt Conversion
Issuance of shares to private investors	14	$5.28	$75
Issuance of shares to private investors	14	4.32	65
Conversion of notes payable	590	6.24	3,700
Conversion of accounts payable	3	5.12	15
Total 1st Quarter 2012	621		3,855
Issuance of shares to private investors	56	3.68	207
Conversion of notes payable	23	2.24	66
Conversion of notes payable	300	2.88	866
Shares issued for consulting services	1	4.00	3
Total 2nd Quarter 2012	380		1,142
Issuance of shares to private investors	222	5.11	1,135
Conversion of notes payable	1,080	2.94	3,172
Shares issued for consulting services	190	4.76	905
Total 3rd Quarter 2012	1,492		5,212
Total Nine Months Ended September 30, 2012	2,493		$10,209

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

The following is a summary of warrant activity for the nine months ended September 30, 2012:

	Number of Warrants	Weighted Average Exercise Price
Outstanding as of December 31, 2011	3,568,308	$8.96
Issued	1,868,550	7.14
Outstanding as of September 30, 2012	5,436,858	$8.30

Schedule Of Warrants Issued [Table Text Block]

The Company has issued the following warrants to Toucan Capital and Toucan Partners:

Date of Issue	Related transaction	Warrants Issued	Exercise Price	Warrants outstanding at December 31, 2011
Issued to Toucan Capital
June 2007	See Conversion Agreement in Note 2	884,420	$9.60	564,987
June 2007	See Conversion Agreement in Note 2	492,772	2.40	328,514
Issued to Toucan Partners
June 2007	See Conversion Agreement in Note 2	552,033	9.60	552,033
December 2008	December 2008 Loan warrants	8,281	6.40	8,281
September 2009	August and December 2008 Loan Conversions	32,115	6.56	32,115
September 2009	Consulting services	52,648	3.20	52,648
July 2009	Equity Investment ($650,000)	5,416	12.00	5,416
September 2010	October $900,000 loan	75,000	12.00	75,000
September 2011	Loan extension	56,812	12.00	56,812
December 2011	December $100,000 loan	15,625	6.40	15,625
	Total warrants outstanding to related parties			1,691,435

Other Warrant Issues

2010	Related transaction		Warrants Issued	Exercise Price	Warrants outstanding at December 31, 2011
May	SDS loan extension		31,250	$8.48	31,250
January	Consultant compensation	(1)	6,250	12.00	6,250
April	Private Placement		14,583	12.00	11,062
July	Regen Med July 2010 $1,750,000 Loan		145,833	12.00	121,854
July	Consultant compensation	(3)	18,750	12.00	18,750
October	Consultant compensation	(4)	1,250	12.00	1,250
November	Consultant compensation	(5)	4,739	12.00	4,739
December	December 16, 2010 $100,000 loan		8,333	12.00	8,333
December	December SDS loan warrants		7,385	12.00	7,385
October	October 1, 2010 $500,000 Loan		38,109	13.12	38,109
September	September 28, 2010 $350,000 Loan		26,355	13.28	26,355
February	Consultant compensation	(2)	15,625	16.00	15,625
November	Warrant issued for cash		203,125	24.00	203,125
Total of warrants issued in 2010			521,590		494,087

2011	Related transaction		Warrants Issued	Exercise Price	Warrants outstanding at December 31, 2011
February	Regen Med November 2010 Loan		312	$2.40	312
March	Regen Med November 2010 Loan		300	2.40	300
September	Related party loan extension		8,493	6.24	8,493
May	Warrant coverage for 100,000 loan		723	6.88	723
September	Loan Extension for officers and related parties		21,187	8.00	21,187
May	Warrant issued in conjunction with Whitebox loans		329,003	9.12	54,824
June	Warrant issued in conjunction with Whitebox loans		279,605	9.12	279,605
November	Loan Extensions and note payable		93,456	9.12	93,456
December	Toucan Partners, $100,000 loan		15,625	6.40	15,625
February	Regen Med November 2010 Loans		2,343	9.60	2,343
March	Regen Med November 2010 Loans		2,250	9.60	2,250
June	Warrant Coverage of Loans		98,913	11.04	98,913
January	Consultant compensation	(6)	15,625	11.52	15,625
June	Regen Med November 2010 Loan		651	11.52	651
January	$50,000, 100% warrant coverage		4,166	12.00	4,166
February	Regen Med November 2010 Loans		468	12.00	468
March	Regen Med November 2010 Loans		450	12.00	450
September	Officer and related party loan extensions		216,456	12.00	216,456
January	Private placement		29,296	12.80	29,296
Total of warrants issued in 2011			1,119,329		845,143

(1)	The fair value of the warrants amounting to $72,000 was recognized as general and administrative expense.
(2)	The fair value of the warrants amounting to $169,000 was recognized as general and administrative expense.
(3)	The fair value of the warrants amounting to $203,000 was recognized as general and administrative expense.
(4)	The fair value of the warrants amounting to $14,000 was recognized as general and administrative expense.
(5)	The fair value of the warrants amounting to $48,000 was recognized as general and administrative expense.
(6)	The fair value of the warrants amounting to $156,000 was recognized as general and administrative expense.

Schedule Of Warrants Outstanding [Table Text Block]

A summary of the warrants outstanding at December 31, 2011 is as follows:

Date of Issue	Warrants Outstanding as of December 31, 2011	Exercise Price	Expiration
June 1, 2007	476,175	$2.40	May 31, 2015
December 3, 2010	15,984	2.40	December 2, 2013
February 2011	312	2.40	February 7, 2014
March 2011	300	2.40	March 30, 2014
September 30, 2009	106,476	3.20	September 29, 2012
November 2008	9,464	5.60	November 6, 2013
September 2011	8,493	6.24	November 6, 2013
December 23, 2008	8,281	6.40	December 22, 2016
December 2011	15,625	6.40	December 2014
November 6, 2008	68,471	6.56	November 6, 2013
May 2011	723	6.88	May 2, 2014
September 2011	21,187	8.00	September 6, 2016
May 26, 2010	31,250	8.48	November 17, 2015
May 2011	54,824	9.12	May 31, 2016
June 2011	279,738	9.12	June 28, 2016
November 2011	93,456	9.12	November 10, 2014
June 1, 2007	1,311,968	9.60	May 31, 2015
December 3, 2010	119,892	9.60	December 2, 2013
February 2011	2,343	9.60	February 7, 2014
March 2011	2,250	9.60	March 30, 2014
September 28, 2009	108,944	10.08	September 27, 2012
June 2011	98,913	11.04	June 28, 2016
January 2011	15,625	11.52	January 14, 2015
June 2011	651	11.52	June 14, 2014
January 1, 2010	6,250	12.00	December 31, 2012
March 23, 2010 to May 26, 2010	14,583	12.00	May 25, 2013
July 2, 2010	5,416	12.00	July 1, 2013
July 7, 2010	18,750	12.00	July 6, 2013
July 14, 2010	120,936	12.00	July 13, 2015
October 13, 2010	5,000	12.00	October 12, 2013
November 23, 2010	4,739	12.00	November 22, 2015
December 3, 2010	23,978	12.00	December 3, 2013
December 13, 2010	8,333	12.00	December 12, 2015
December 29, 2010	7,385	12.00	December 28, 2015
January 2011	4,166	12.00	January 2, 2016
February 2011	468	12.00	February 7, 2014
March 2011	450	12.00	March 30, 2014
September 2011	216,456	12.00	September 6, 2016
November 29, 2010	2,304	12.80	November 23, 2013
January 2011	29,296	12.80	January 25, 2016
November 29, 2010	26,355	13.28	November 29, 2015
February 1, 2010	15,625	16.00	January 31, 2013
November 5, 2010	203,125	24.00	November 4, 2013
February 9, 2003	833	24.48	February 8, 2013
January 8, 2003	833	42.56	January 7, 2013
December 26, 2002	1,666	51.84	December 25, 2012
Total	3,568,308

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]

The following common stock equivalents on an as-converted basis were excluded from the calculation of diluted net loss per share, as the effect would be antidilutive (in thousands):

	December 31,
	2010	2011
Common stock options	203	1,551
Common stock warrants	2,884	3,568
Common stock issuable on conversion of notes payable	1,162	1,555

Schedule Of Common Stock Issued [Table Text Block]

Issuances of common stock during 2011 and 2010 were as follows:

Date	Transaction		# of Shares	Price Range per share	Gross Cash Proceeds
March 2010	Private Placement		90,729	$12.00	$1,088,750
March 2010	Al Rajhi interest conversion	(3)	71,163	12.00
May 2010	SDS Loan conversion	(4)	331,250	3.20
June 2010	Private Placement		145,833	12.00	1,750,000
July 2010	Private Placement		54,167	12.00	650,000
July 2010	Toucan Partners consulting fees	(1)(2)	529	3.20
September 2010	Private Placement		16,667	12.00	200,000
October 2010	Note conversion		3,686	12.32
December 2010	Stock issued in lieu of salaries	(1)	44,047	11.68
December 2010	Consultant fees paid in stock	(1)	97,442	12.32
December 2010	Loan conversion		22,074	7.36
December 2010	Private Placement		12,500	12.00	150,000
Total issued in 2010			890,087		$3,838,750
Jan 2011	Consultant fees paid in Stock	(1)	33,526	$10.88 - 12.00	$—
Jan 2011	Private Placement		12,500	0.75	150,000
Jan 2011	Loan Conversion		92,818	7.68 - 8.80
Feb 2011	Consultant fees paid in Stock	(1)	11,979	11.36
Feb 2011	Loan Conversion		8,500	4.80 - 8.48
March 2011	Consultant fees paid in Stock	(1)	27,604	5.44 - 11.04
March 2011	Payables Conversion		346,385	4.80 - 7.52
March 2011	Loan Conversion		8,713	4.48 - 4.80
April 2011	Loan Conversion		42,454	4.48 - 4.64
May 2011	Consultant fees paid in Stock	(1)	16,872	6.56 - 7.04
May 2011	Private Placement		9,766	7.68	75,000
May 2011	Private Placement		6,510	6.88	60,791
May 2011	Private Placement		9,766	7.68	75,000
May 2011	Private Placement		8,333	12.00	100,000
June 2011	Consultant fees paid in Stock	(1)	24,960	10.88 - 13.76
June 2011	Loan Conversion		159,968	4.48 - 16.00
June 2011	Private Placement		448,104	6.88 - 9.76	4,890,000
July 2011	Payable Conversion		41,667	12.00
July 2011	Loan Conversion		18,750	7.36
Aug 2011	Loan Conversion		46,875	5.44
Sept 2011	Loan Conversion		62,299	5.12 - 5.44
Sept 2011	Loan Conversion		61,250	3.20
Oct 2011	Private Placement		16,447	9.12	150,000
Oct 2011	Loan Conversion		317,031	4.16 - 5.12
Nov 2011	Payables Conversion	(5)	2,875,000	3.20
Dec 2011	Loan Conversion		56,121	4.00 - 4.64
Total Issued in 2011			4,764,198		$5,500,791

(1)	Common stock valued at closing price at date of issue.
(2)	The value of the stock issued to Toucan Partners in excess of the carrying amount of the loans and accrued interest payable amounted to $4,701,004, and together with the fair value of the warrants, of $916,716, was charged to loan conversion inducement expense in the accompanying consolidated statements of operations during 2009.
(3)	The fair value of the common stock issued in excess of the accrued interest payable converted into common stock amounted to $194,761 and was recorded in interest expense in the accompanying consolidated financial statements.
(4)	The value of the stock issued to SDS in excess of the carrying amount of the loan principal and accrued interest payable that was converted was $4,673,568. This amount was charged to loan conversion inducement expense in the accompanying consolidated statements of operations during 2010.
(5)	The Company settled $9.2 million of outstanding accounts payable by issuing 2.875 million shares of common stock and recorded a charge to operations of $7.8 million, which was the aggregate difference between the market price and the conversion price.

Basis of Presentation (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended		12 Months Ended		189 Months Ended	198 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Net Cash used in Operating Activities	$ 6,100	$ (14,505)	$ (10,152)	$ (14,707)	$ (6,376)	$ (117,200)	$ (131,705)
Stockholders' Equity, Reverse Stock Split		one-for-sixteen basis

Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Total stock- based compensation expense	$ 677	$ 1,404	$ 2,574	$ 7,354	$ 8,445	$ 2,004
Research and Development Expense [Member]
Total stock- based compensation expense	91	226	380	2,172	2,355	593
General and administrative expenses [Member]
Total stock- based compensation expense	$ 586	$ 1,178	$ 2,194	$ 5,182	$ 6,090	$ 1,411

Summary of Significant Accounting Policies (Details 1)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Risk free interest rate	2.27%	3.60%
Volatility	193.50%	208.00%
Expected term (in years)	7 years	10 years
Expected dividends	0.00%	0.00%

Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		189 Months Ended		198 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 10, 2011	Dec. 31, 2011	Sep. 30, 2012
Equity Method Investment, Ownership Percentage					95.00%			95.00%
Deferred Rent Credit					$ 19,004	$ 68,263		$ 19,004
Total operating costs and expenses	13,862,000	6,371,000	28,695,000	22,155,000	26,797,000	15,364,000		171,673,000	200,367,000
Research and development	9,944,000	3,565,000	20,533,000	11,474,000	13,452,000	9,899,000	90,300,000	90,264,000	110,828,000
Allowance for Doubtful Accounts Receivable	$ 195,000		$ 195,000						$ 195,000
D C Vax Clinical Trial Programs [Member]
Percentage Of Expended Resources Apportioned To Research and Development					49.90%
Cognate Bio Services, Inc. [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					5.00%			5.00%

Stock-Based Compensation (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 06, 2002
Outstanding - Number of Options	1,574	204
Options, Granted		1,383	625
Options, Expired		0
Options, Forfeited		(35)
2012 activity - Number of Options	0
Outstanding - Number of Options	1,574	1,574	204
Exercisable - Number of Options		675
Outstanding - Weighted Average Exercise Price	$ 10.72	$ 11.36
Granted, Weighted-Average Exercise Price		$ 10.56	$ 12
Expired, Weighted-Average Exercise Price		$ 169.92
Forfeited, Weighted-Average Exercise Price		$ 9.6
Outstanding - Weighted Average Exercise price	$ 10.56	$ 10.72	$ 11.36
Exercisable - Weighted Average Exercise Price		$ 10.56
Outstanding - Weighted Average Grant Date Fair	$ 10.56
2012 activity - Weighted Average Grant Date Fair	$ 0
Outstanding - Weighted Average Grant Date Fair		$ 10.56
Exercisable - Weighted Average Grant Date Fair	$ 10.56
Outstanding - Weighted Average Remaining Contractual Life (Years)	5 years 9 months 18 days	6 years 6 months 25 days
2012 activity - Weighted Average Exercise Price	$ 0
Exercisable - Weighted Average Remaining Contractual Life		9 years 7 days
Outstanding - Aggregate Intrinsic Value	$ 0			$ 1,925
Exercisable - Aggregate Intrinsic Value		$ 0

Stock-Based Compensation (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Total stock- based compensation expense	$ 677	$ 1,404	$ 2,574	$ 7,354	$ 8,445	$ 2,004
Research and Development Expense [Member]
Total stock- based compensation expense	91	226	380	2,172	2,355	593
Selling and Marketing Expense [Member]
Total stock- based compensation expense	$ 586	$ 1,178	$ 2,194	$ 5,182	$ 6,090	$ 1,411

Stock-Based Compensation Plans (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Options, Outstanding at December 31, 2010	59
Options, Granted during 2011	1,383
Options, Vested during 2011	(566)
Options, Outstanding at December 31, 2011	876
Weighted- Average GrantDate FairValue, Outstanding at December31, 2010	$ 10.83
Weighted- Average GrantDate FairValue, Granted during 2011	$ 10.56
Weighted- Average GrantDate FairValue, Vested during 2011	$ 10.56
Weighted- Average GrantDate FairValue, Outstanding at December31, 2011	$ 10.56

Stock-Based Compensation Plans (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Outstanding - Number of Options	1,574	1,574	204
Outstanding - Weighted Average Remaining Contractual Life (Years)	5 years 9 months 18 days	6 years 6 months 25 days
Options Outstanding, Weighted Average Exercise Price	$ 10.56	$ 10.72	$ 11.36
Exercisable - Number of Options		675
Option Exercisable - Weighted Average Exercise Price		$ 10.56
Stock Option One [Member]
Options Outstanding, Range Of Exercise Prices Lower Limit		$ 8.8
Options Outstanding, Range Of Exercise Prices Upper Range Limit		$ 9.6
Outstanding - Number of Options		105
Outstanding - Weighted Average Remaining Contractual Life (Years)		7 years 7 months 20 days
Options Outstanding, Weighted Average Exercise Price		$ 8.8
Exercisable - Number of Options		50
Option Exercisable - Weighted Average Exercise Price		$ 8.96
Stock Option Two [Member]
Options Outstanding, Range Of Exercise Prices Lower Limit		$ 9.76
Options Outstanding, Range Of Exercise Prices Upper Range Limit		$ 33.6
Outstanding - Number of Options		1,446
Outstanding - Weighted Average Remaining Contractual Life (Years)		6 years 6 months
Options Outstanding, Weighted Average Exercise Price		$ 10.72
Exercisable - Number of Options		624
Option Exercisable - Weighted Average Exercise Price		$ 10.72
Stock Option Three [Member]
Options Outstanding, Range Of Exercise Prices Lower Limit		$ 38.56
Options Outstanding, Range Of Exercise Prices Upper Range Limit		$ 1,200
Outstanding - Number of Options		6
Outstanding - Weighted Average Remaining Contractual Life (Years)		4 years 3 months 22 days
Options Outstanding, Weighted Average Exercise Price		$ 433.76
Exercisable - Number of Options		0
Option Exercisable - Weighted Average Exercise Price		$ 433.76

Stock-Based Compensation (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2002
Employee Service Share-Based Compensation, Nonvested Awards, Total Compensation Cost Not Yet Recognized, Stock Options	$ 2,600,000	$ 4,664,715
Employee Service Share Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized Period For Recognition 1	3 years	3 years
Options, Granted		1,383,000	625,000
Granted, Weighted-Average Exercise Price		$ 10.56	$ 12
Stock compensation expense		8,445,000	2,004,000	2,618,000	3,001,000	2,679,000	19,000	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value		0	74,241
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		$ 7,022,998	$ 1,998,778
Stock Option Plan 2001 [Member]
Common Stock, Capital Shares Reserved for Future Issuance		7,500
Common Stock Capital Shares Reserved For Future Issuance Increase Description		the lesser of (i) 15% of the aggregate number of shares available for grant under the 2001 Plan or (ii) 1,250 shares.
Share Based Compensation Arrangement By Share Based Payment Award Options Net Of Forfeitures Available		10,162
Non Employee Director Stock Incentive Plan 2001 [Member]
Common Stock, Capital Shares Reserved for Future Issuance		833
Share Based Compensation Arrangement By Share Based Payment Award Options Net Of Forfeitures Available		656
Stock Option Plan 2007 [Member]
Common Stock, Capital Shares Reserved for Future Issuance					375,000
Share Based Compensation Arrangement By Share Based Payment Award Options Net Of Forfeitures Available		687,500
Common Stock Capital Shares Reserved For Future Issuance Increase			625,000		32,446
Share Based Compensation Arrangement By Share Based Payment Award Options Increase In Number Of Shares Available		1,250,000

Fair Value Measurement (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Begining balance	$ 0	$ 0	$ 29,903,000	$ 0	$ 0
Liabilities reclassified	0	5,446,000	693,000	23,975,000	38,724,000
Change in value of reclassified liabilities	0	(8,875,000)	(491,000)	(7,413,000)	(8,821,000)
Liabilities reclassified to equity	0	0	(30,105,000)	0
Ending balance	$ 0	$ 16,562,000	$ 0	$ 16,562,000	$ 29,903,000

Fair Value Measurement (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Beginning balance	$ 53,000	$ 2,368,000	$ 601,000	$ 839,000	$ 839,000	$ 0
Reclassification to stockholders' equity upon conversion and expiration of derivative	0	(212,000)	0	(381,000)	(899,000)	0
Embedded derivative liability recognized	0	0	0	1,389,000	1,389,000	893,000
Net change in fair value of embedded derivative liabilities	(35,000)	(338,000)	(583,000)	(29,000)	(728,000)	(54,000)
Ending balance	$ 18,000	$ 1,818,000	$ 18,000	$ 1,818,000	$ 601,000	$ 839,000

Fair Value Measurement (Details Textual) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Nov. 30, 2011	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2011 Warrant [Member]	May 31, 2011 Whitebox Advisors [Member]	Sep. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Maximum [Member] Warrant [Member]	Sep. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Minimum [Member] Warrant [Member]
Reclassified Equity Contracts, Shares (in shares)		6,800,000
Fair Value Assumptions, Expected Term						15 months	9 months	8 years	3 months	6 months	1 year
Fair Value Assumptions Expected Volatility Rate						195.00%	207.00%	190.00%	95.00%	100.00%	100.00%
Fair Value Assumptions, Risk Free Interest Rate		0.18%	0.39%					1.70%			0.20%
Proceeds from Convertible Debt					$ 3,000,000
Warrants Exercise Price	$ 9.12		$ 0.39	$ 0		$ 51.84	$ 51.84		$ 2.4	$ 2.4

Liquidity and Going Concern (Details Textual) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended		189 Months Ended	198 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012	Nov. 23, 2011	Dec. 31, 2009	Mar. 17, 1996
Working Capital Deficit	$ 35,900,000	$ 35,900,000		$ 50,600,000		$ 50,600,000	$ 35,900,000
Debt Instrument, Convertible, Conversion Price								$ 3.2
Deficit accumulated during the development stage	288,575,000	288,575,000		251,778,000	218,948,000	251,778,000	288,575,000
Net Cash used in Operating Activities	6,100,000	(14,505,000)	(10,152,000)	(14,707,000)	(6,376,000)	(117,200,000)	(131,705,000)
Accounts payable	8,173,000	8,173,000		3,808,000		3,808,000	8,173,000	9,200,000
Proceeds from issuance of note payable		0	6,272,000	2,130,000	1,140,000	7,980,000	19,230,000
Number Of Common Stock Owned By Related Party		28,400,000		4,450,759
Percentage Of Common Stock Outstanding Held By Related Party				45.00%		45.00%
Beneficial Ownership Interest Number Of Shares		7,000,000		6,920,006
Beneficial Ownership Interest Percentage				56.00%
Non Cash Liabilities Not Expected To Settle With Cash Payments				30,500,000		30,500,000
Net Cash provided by Financing Activities		14,663,000	11,717,000	14,624,000	6,609,000	119,431,000	134,094,000
Cash and cash equivalents	111,000	111,000	1,643,000	24,000	153,000	24,000	111,000		65,000	0
Subsequent Event [Member]
Convertible Notes Payable	1,100,000	1,100,000					1,100,000
Proceeds From Issuance Of Common Stock and Small Loans				3,400,000
Maximum [Member]
Warrants Contractual Term		5 years
Minimum [Member]
Warrants Contractual Term		3 years
Toucan [Member]
Convertible Notes Payable	5,200,000	5,200,000					5,200,000
Cash and cash equivalents	100,000	100,000					100,000
Toucan [Member] | 2009 [Member]
Non Cash Liabilities Not Expected To Settle With Cash Payments				1,150,000		1,150,000
Toucan [Member] | 2011 [Member]
Non Cash Liabilities Not Expected To Settle With Cash Payments				100,000		100,000
Cognate Bio Services, Inc. [Member]
Accounts payable	4,800,000	4,800,000		9,200,000		9,200,000	4,800,000
Conversion of preferred stock into common stock (in shares)				2,875,000
Artecel Inc. [Member]
Proceeds from issuance of note payable		700,000		700,000
Convertible Loan Of Average Lowest Five Days, Percentage		90.00%
Warrant Coverage Percentage		100.00%
Warrants Contractual Term		5 years
Warrant, Exercise Price		$ 6.4
Proceeds From Operational Loan				$ 734,000

Notes Payable (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes payable - current	$ 2,484	$ 3,149	$ 1,364
Notes payable related parties - current	2,177	2,056	4,000
Convertible notes payable, net - current	8,732	4,832	2,736
Convertible notes payable related party, net - current	6,382	3,588	0
Long term notes payable	100	200	350
Long term convertible notes, net	2,279	1,433	555
Total notes payable, net	22,155	15,258	9,954
Notes payable	4,662	5,205
Convertible notes, net	15,114	8,420
Long Term Convertible Notes Related Party		0	949
Dec 2013 [Member]
Long term notes payable		0	350
Long Term Convertible Notes Related Party		0	949
Oct 2012 [Member]
Long term notes payable		200	0
Notes Payable Current, Unsecured, Issued One [Member]
Notes payable - current	934	935	714
Notes Payable Current Unsecured Issued Two [Member]
Notes payable - current	1,450	1,764	0
Notes Payable Current, Unsecured, Issued Three [Member]
Notes payable - current	100	450	650
Notes Payable Related Parties Unsecured Current [Member]
Notes payable related parties - current	2,177	2,056	4,000
Convertible Notes Payable Current, Unsecured, Issued One [Member]
Convertible notes payable, net - current		2,676
Convertible Notes Payable Current Unsecured Issued Two [Member]
Convertible notes payable, net - current	1,323	0
Convertible Notes Payable Current Unsecured Issued Three [Member]
Convertible notes payable, net - current	50	150	0
Convertible Notes Payable Current, Unsecured, Issued Four [Member]
Convertible notes payable, net - current	2,667	1,167	0
Convertible Notes Payable Current Unsecured Issued Five [Member]
Convertible notes payable, net - current	0	839
Convertible Notes Payable Related Parties Current Unsecured Issued One [Member]
Convertible notes payable related party, net - current	4,429	0	0
Convertible Notes Payable Related Parties Current Unsecured Issued Two [Member]
Convertible notes payable related party, net - current	0	2,430
Convertible Notes Payable Related Parties Current Unsecured Issued Three [Member]
Convertible notes payable related party, net - current	1,953	1,158	0
Long Term Notes Payable Unsecured Issued One [Member]
Long term notes payable	100	200
Long term convertible notes, net			0
Long Term Convertible Notes Unsecured Issued One [Member]
Long term convertible notes, net	0	402
Long Term Convertible Notes Unsecured Issued Two [Member]
Long term convertible notes, net	0	67	0
Long Term Convertible Notes Unsecured Issued Three [Member]
Long term convertible notes, net	1,382	0	0
Long Term Convertible Notes Unsecured Issued Four [Member]
Long term convertible notes, net	375	0
Long Term Convertible Notes Unsecured Issued Five [Member]
Long term convertible notes, net	135	964	555
Long Term Convertible Notes Unsecured Issued Six [Member]
Long term convertible notes, net	388	0
Convertible Notes Payable Current Unsecured Issued One [Member]
Convertible notes payable, net - current	2,020	110	110
Convertible Notes Payable Current Unsecured Issued One B [Member]
Convertible notes payable, net - current		2,566	1,526
Convertible Notes Payable Current Unsecured Issued Two A [Member]
Convertible notes payable, net - current		100	0
Convertible Notes Payable Current Unsecured Issued Two B [Member]
Convertible notes payable, net - current		50	102
Convertible Notes Payable Current Unsecured Issued Six [Member]
Convertible notes payable, net - current	2,672	0	360
Convertible Notes Payable Current Unsecured Issued Seven [Member]
Convertible notes payable, net - current		$ 0	$ 300

Notes Payable (Details Textual) (USD $)	1 Months Ended						3 Months Ended	9 Months Ended		12 Months Ended			189 Months Ended	198 Months Ended			12 Months Ended	1 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended	3 Months Ended		1 Months Ended	12 Months Ended					1 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended							9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended		1 Months Ended			12 Months Ended				1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended	1 Months Ended			3 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended
	Oct. 31, 2012	Nov. 30, 2011	May 31, 2011	Dec. 31, 2010	Nov. 30, 2010	Oct. 31, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Sep. 30, 2012	Nov. 23, 2011	Jan. 19, 2011	Dec. 31, 2011 Operating Expense [Member]	Jul. 31, 2010 Regen Med [Member]	Jul. 14, 2010 Regen Med [Member]	Nov. 30, 2011 Sds Capital [Member]	Dec. 31, 2010 Sds Capital [Member]	Dec. 31, 2010 December 2010 Issue Two [Member]	Mar. 31, 2011 Toucan Partners LLC [Member]	Dec. 31, 2011 Toucan Partners LLC [Member]	Dec. 29, 2011 Toucan Partners LLC [Member]	Nov. 30, 2011 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2008 Common Stock [Member]	Dec. 31, 2007 Common Stock [Member]	Dec. 31, 2006 Common Stock [Member]	Dec. 31, 2001 Common Stock [Member]	Jul. 31, 2011 Note Two Issue [Member]	Sep. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Sep. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Sep. 30, 2012 Notes Payable Current, Unsecured, Issued One [Member]	Dec. 31, 2011 Notes Payable Current, Unsecured, Issued One [Member]	Sep. 30, 2012 Notes Payable Current Unsecured Issued Two [Member]	Dec. 31, 2011 Notes Payable Current Unsecured Issued Two [Member]	Sep. 30, 2012 Notes Payable Current, Unsecured, Issued Three [Member]	Dec. 31, 2011 Notes Payable Current, Unsecured, Issued Three [Member]	Sep. 30, 2012 Notes Payable Related Parties Unsecured Current [Member]	Dec. 31, 2011 Notes Payable Related Parties Unsecured Current [Member]	Sep. 30, 2012 Convertible Notes Payable Current, Unsecured, Issued One [Member]	Dec. 31, 2011 Convertible Notes Payable Current, Unsecured, Issued One [Member]	Dec. 31, 2010 Convertible Notes Payable Current, Unsecured, Issued One [Member]	Sep. 30, 2012 Convertible Notes Payable Current Unsecured Issued Two [Member]	Dec. 31, 2011 Convertible Notes Payable Current Unsecured Issued Two [Member]	Sep. 30, 2012 Convertible Notes Payable Current Unsecured Issued Three [Member]	Dec. 31, 2011 Convertible Notes Payable Current Unsecured Issued Three [Member]	Sep. 30, 2012 Convertible Notes Payable Current, Unsecured, Issued Four [Member]	Dec. 31, 2011 Convertible Notes Payable Current, Unsecured, Issued Four [Member]	Dec. 31, 2010 Convertible Notes Payable Current, Unsecured, Issued Four [Member]	Sep. 30, 2012 Convertible Notes Payable Current Unsecured Issued Five [Member]	Dec. 31, 2011 Convertible Notes Payable Current Unsecured Issued Five [Member]	Dec. 31, 2010 Convertible Notes Payable Current Unsecured Issued Five [Member]	Sep. 30, 2012 Convertible Notes Payable Current Unsecured Issued Six [Member]	Dec. 31, 2011 Convertible Notes Payable Current Unsecured Issued Six [Member]	Dec. 31, 2010 Convertible Notes Payable Current Unsecured Issued Six [Member]	Dec. 31, 2011 Convertible Notes Payable Current Unsecured Issued Seven [Member]	Dec. 31, 2010 Convertible Notes Payable Current Unsecured Issued Seven [Member]	Dec. 31, 2011 Convertible Notes Payable Current Unsecured Issued Eight [Member]	Dec. 31, 2010 Convertible Notes Payable Current Unsecured Issued Eight [Member]	Sep. 30, 2012 Convertible Notes Payable Related Parties Current Unsecured Issued One [Member]	Dec. 31, 2011 Convertible Notes Payable Related Parties Current Unsecured Issued One [Member]	Dec. 31, 2010 Convertible Notes Payable Related Parties Current Unsecured Issued One [Member]	Sep. 30, 2012 Convertible Notes Payable Related Parties Current Unsecured Issued Two [Member]	Dec. 31, 2011 Convertible Notes Payable Related Parties Current Unsecured Issued Two [Member]	Sep. 30, 2012 Convertible Notes Payable Related Parties Current Unsecured Issued Three [Member]	Dec. 31, 2011 Convertible Notes Payable Related Parties Current Unsecured Issued Three [Member]	Dec. 31, 2010 Convertible Notes Payable Related Parties Current Unsecured Issued Three [Member]	Sep. 30, 2012 Long Term Notes Payable Unsecured Issued One [Member]	Dec. 31, 2011 Long Term Notes Payable Unsecured Issued One [Member]	Sep. 30, 2012 Long Term Convertible Notes Unsecured Issued One [Member]	Dec. 31, 2011 Long Term Convertible Notes Unsecured Issued One [Member]	Dec. 31, 2010 Long Term Convertible Notes Unsecured Issued One [Member]	Sep. 30, 2012 Long Term Convertible Notes Unsecured Issued Two [Member]	Dec. 31, 2011 Long Term Convertible Notes Unsecured Issued Two [Member]	Dec. 31, 2010 Long Term Convertible Notes Unsecured Issued Two [Member]	Sep. 30, 2012 Long Term Convertible Notes Unsecured Issued Three [Member]	Dec. 31, 2011 Long Term Convertible Notes Unsecured Issued Three [Member]	Dec. 31, 2010 Long Term Convertible Notes Unsecured Issued Three [Member]	Sep. 30, 2012 Long Term Convertible Notes Unsecured Issued Four [Member]	Dec. 31, 2011 Long Term Convertible Notes Unsecured Issued Four [Member]	Dec. 31, 2010 Long Term Convertible Notes Unsecured Issued Four [Member]	Sep. 30, 2012 Long Term Convertible Notes Unsecured Issued Five [Member]	Sep. 30, 2012 Long Term Convertible Notes Unsecured Issued Six [Member]	Nov. 30, 2011 Unsecured Notes Payable [Member]	Jan. 31, 2011 Unsecured Notes Payable [Member]	Sep. 30, 2010 Unsecured Notes Payable [Member]	Dec. 31, 2011 Unsecured Notes Payable [Member]	Dec. 31, 2010 Unsecured Notes Payable [Member]	Nov. 10, 2011 Unsecured Notes Payable [Member]	Mar. 31, 2011 Unsecured Notes Payable [Member]	Oct. 31, 2010 Unsecured Notes Payable [Member] Regen Med [Member]	Dec. 31, 2010 Unsecured Notes Payable [Member] Regen Med [Member]	Dec. 31, 2010 Unsecured Notes Payable [Member] Sds Capital [Member]	Oct. 31, 2011 Unsecured Notes Payable [Member] Toucan Partners LLC [Member]	Oct. 31, 2010 Unsecured Notes Payable [Member] Toucan Partners LLC [Member]	Mar. 31, 2011 Unsecured Notes Payable [Member] Toucan Partners LLC [Member]	May 31, 2011 Unsecured Convertible Notes Payable [Member]	Dec. 31, 2010 Unsecured Convertible Notes Payable [Member]	Oct. 31, 2010 Unsecured Convertible Notes Payable [Member]	Mar. 31, 2010 Unsecured Convertible Notes Payable [Member]	Dec. 31, 2011 Unsecured Convertible Notes Payable [Member]	Mar. 31, 2011 Unsecured Convertible Notes Payable [Member]	Nov. 30, 2011 Unsecured Convertible Notes Payable [Member] Sds Capital [Member]	Oct. 31, 2010 Unsecured Convertible Notes Payable [Member] Toucan Partners LLC [Member]	Dec. 31, 2011 Unsecured Convertible Notes Payable [Member] Toucan Partners LLC [Member]	Dec. 31, 2011 Unsecured Convertible Notes Payable [Member] Toucan Partners LLC [Member]	Dec. 29, 2011 Unsecured Convertible Notes Payable [Member] Toucan Partners LLC [Member]	Jan. 31, 2011 Unsecured Convertible Notes Payable [Member] Note One Issue [Member]	Dec. 31, 2011 Unsecured Convertible Notes Payable [Member] Minimum [Member]	Dec. 31, 2011 Unsecured Convertible Notes Payable [Member] Maximum [Member]	Jan. 31, 2011 Note Issue One [Member]	Dec. 31, 2011 Note Issue One [Member]	Nov. 30, 2011 Note Issue Two [Member]
Debt Conversion, Original Debt, Amount	$ 1,100,000							$ 7,900,000
Debt Conversion, Converted Instrument, Amount	300,000	2,076,846	559,480					2,000,000		3,400,000		112,000								2,523,201							1,000																																																																							162,000	550,000			295,000			42,000	813,216
Proceeds from issuance of convertible notes payable to related parties								13,181,000	500,000	600,000	0		1,900,000	38,414,000
Debt Conversion, Converted Instrument, Warrants or Options Issued								1,500,000
Debt Conversion, Converted Instrument, Rate																																	0.00%		11.00%																																																																		80.00%	90.00%	80.00%			80.00%				95.00%
Debt Instrument, Maturity Date										Aug 2, 2012	Apr 30, 2009																										Jul 31, 2011	Jul 31, 2011	May 16, 2013	May 16, 2013	Mar 31, 2011	Mar 31, 2011	Jun 30, 2012	Jun 30, 2012							Nov 30, 2012	Nov 30, 2012	Jun 30, 2012		Jun 30, 2012	Apr 30, 2013		Apr 30, 2013								Jun 30, 2012		Jun 30, 2012					Oct 31, 2012	Oct 31, 2012	Nov 15, 2013	Nov 15, 2013		Jun 30, 2013	Jun 30, 2013			Dec 31, 2013		Sep 30, 2014	May 31, 2015		Dec 31, 2013	May 31, 2015	May 31, 2012
Debt Instrument, Interest Rate at Period End																																					12.00%	12.00%	6.00%	6.00%	12.00%	12.00%	12.00%	12.00%	6.00%	6.00%		0.00%	10.00%	10.00%	10.00%	10.00%	6.00%		6.00%	8.00%		8.00%							10.00%	12.00%		12.00%	10.00%	6.00%	6.00%		6.00%	6.00%	4.00%	4.00%		4.00%	4.00%		6.00%	11.00%		4.00%	10.00%		11.00%	10.00%
Other Notes Payable Current, Net Of Discount																																							0	236,000
Notes Payable Related Parties Excluding Convertible Notes Payable Current Net Of Discount																																											0	21,000
Other Convertible Notes Payable, Current, Net Of Discount																																													0	34,000		1,463,000	38,000	0	1,833,000	333,000	182,000		0			753,000
Debt Instrument, Maturity Date, Description																																													between March 2011 and February 2012	between March 2011 and February 2012		between December 2012 and February 2013	between April 2011 and February 2012	between April 2011 and February 2012															within 6 months				within 6 months	July 2011 and November 2011	July 2011 and November 2011										April 2014 and May 2014
Convertible Notes Payable Related Parties Current Net Of Discount																																																																	46,000	93,000	0			0	92,000	351,000
Convertible Notes Payable Current Net Of Discount																																														0	357						34,000	424		57	0		38	143	1,833	0	261	0											0	42,000	0	42,000	9,000	0	142,000	321,000	0	458,000	0	321,000	32,000	611,000
Debt Instrument, Interest Rate, Stated Percentage			10.00%																		12.00%																																																																					9.00%			12.00%	6.00%				12.00%			10.00%	4.00%	11.00%			10.00%						10.00%				6.00%
Issuance of common stock in initial public offering (in shares)																						7,000				66,000			987,000	2,467,000	250,000
Warrants Exercise Price		$ 9.12								$ 0.39																							$ 2.4	$ 2.4	$ 51.84	$ 51.84
Debt Instrument, Face Amount									5,400,000							1,100,000								150,000								400,000																																																									4,000,000			3,050,000	1,000,000		1,120,000		1,750,000	1,000,000					3,050,000	1,750,000		100,000	2,220,000	2,523,201								1,159,000
Loan conversion (in shares)	8,125,494	2,875																									35,000																																																																		331,000					22,000	126,000			35,000			4,000	175,000					47,000		248,000
Common stock, par value (in dollars per share)			$ 9.12	$ 0.001				$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.001					$ 12			$ 12			$ 0.4																																																																													$ 12.8
Debt Instrument Extended Maturity Date																																																																																									Nov 30, 2008		Oct 1, 2010
Debt Instrument, Convertible, Conversion Price															$ 3.2				$ 12	$ 9.12																																																																													$ 12					$ 9.12			$ 8									$ 8	$ 12
Debt Instrument Instalment Amount		450,000
Warrants Issued		27,667								1,119,329	521,590
Proceeds from Unsecured Notes Payable		2,000,000	3,000,000	1,000,000	295,000		917,000	1,000,000															500,000	100,000								600,000																																																												130,000	790,000												97,000	290,000											1,550,000	400,000
Original Issue Discount																							10.00%	10.00%																																																																		10.00%												10.00%														10.00%
Exercise of stock options - cashless (in shares)			329,000		2,000	133,000												146,000						16,000			10,000	2,000	21,000	246,000
Debt Instrument, Convertible, Terms of Conversion Feature																																																																																																										The conversion price of the advances is 80% of the average five day closing price of the Company''''''''''''''''s common stock for twenty five days prior to conversion (the market price discount was subsequently reduced to 70%).				The note is due on demand and carries an original issue discount of 10% and a one time interest charge of 10%. The conversion price of the note is 95% of the average five day closing price of the Company''''''''''''''''s common stock for twenty days prior to conversion.						Both notes were initially convertible into shares of the Company''''''''''''''''s common stock, at 80% of the average price of the Company''''''''''''''''s common stock for the five lowest trading days during the 10 days immediately preceding conversion. The conversion prices of the notes have down-round protection upon the occurrence of specified events.
Proceeds From Unsecured Convertible Notes Payable																		1,750,000																																																																																																		1,000,000
Proceeds from (Repayments of) Debt						900,000																																																																																					350,000					500,000	551,000			900,000				551,000		299,000			900,000
Debt Instrument, Increase (Decrease) for Period, Net																																																																																																							2,550,000			2,550,000
Debt Instrument Increase Decrease For Period Rate																																																																																																							70.00%			70.00%
Description Of Market Price Discount																																agreed to modify the terms of the agreement to accelerate advances under Note 2, and lower the market price discount from 80% to 70% for both Note 1 and Note 2.
Borrowed Funds Distribution Of Amounts																	125,000
Common stock				$ 73,000				$ 194,000		$ 150,000	$ 73,000		$ 150,000	$ 194,000							$ 4,673,000
Debt Conversion Converted Instrument Price Range																																	$ 5.28		$ 6.4

Reclassified Equity Contracts (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended
Sep. 30, 2012
Reclassified Equity Contracts, Shares (in shares)	6,800,000
Excess Of Common Stock Outstanding (in shares)	7,000,000
Gain On Increase Of Authorised Common Share	$ 500
Liability Reclassified As Additional Paid In Capital	$ 30,000

Net Income (Loss) Per Share Applicable to Common Stockholders (Details) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Excluded potentially dilutive securities	9,638	5,369	9,638	6,878
Common stock options [Member]
Excluded potentially dilutive securities	1,574	1,574	1,574	1,574
Common stock warrants [Member]
Excluded potentially dilutive securities	5,437	3,038	5,437	3,326
Convertible notes [Member]
Excluded potentially dilutive securities	2,627	757	2,627	1,978

Net Income (Loss) Per Share Applicable to Common Stockholders (Details Textual) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended
	Sep. 30, 2011	Jan. 19, 2011
Debt Instrument, Face Amount	$ 5,400,000	$ 1,100,000
Shares Increased Due To Conversion Of Debt	1,300,000
Increase Decrease In Net Income	$ 54,000
Dilutive Securities Inclued In Computation Of Diluted Net Income Loss	0.4

Related Party Transactions (Details Textual) (USD $)	1 Months Ended								3 Months Ended				9 Months Ended		12 Months Ended			189 Months Ended		198 Months Ended			9 Months Ended	12 Months Ended	36 Months Ended	9 Months Ended	12 Months Ended	36 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended							3 Months Ended	198 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended						3 Months Ended	12 Months Ended				1 Months Ended		1 Months Ended			9 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended					12 Months Ended
	Nov. 30, 2012	Oct. 31, 2012	Nov. 30, 2011	Oct. 31, 2011	May 31, 2011	Dec. 31, 2010	Nov. 30, 2010	Oct. 31, 2010	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 10, 2011	Dec. 31, 2011	Sep. 30, 2012	Nov. 23, 2011	Jan. 19, 2011	Sep. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member] Notes Payable [Member]	Sep. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member] Notes Payable [Member]	Dec. 31, 2011 November 2011 [Member]	Nov. 23, 2011 November 2011 [Member]	Nov. 30, 2011 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2008 Common Stock [Member]	Dec. 31, 2007 Common Stock [Member]	Dec. 31, 2006 Common Stock [Member]	Dec. 31, 2001 Common Stock [Member]	Sep. 30, 2012 Director [Member]	Sep. 30, 2012 Director [Member]	Sep. 30, 2012 Cognate Agreement [Member]	Sep. 30, 2011 Cognate Agreement [Member]	Sep. 30, 2012 Cognate Agreement [Member]	Sep. 30, 2011 Cognate Agreement [Member]	Dec. 31, 2011 Cognate Agreement [Member]	Dec. 31, 2010 Cognate Agreement [Member]	Feb. 09, 2012 Toucan Capital and Toucan Partners [Member]	Nov. 30, 2012 Toucan Capital and Toucan Partners [Member]	Feb. 29, 2012 Toucan Capital and Toucan Partners [Member]	Nov. 30, 2011 Toucan Capital and Toucan Partners [Member]	Nov. 30, 2010 Toucan Capital and Toucan Partners [Member]	Jul. 31, 2009 Toucan Capital and Toucan Partners [Member]	Jul. 31, 2007 Toucan Capital and Toucan Partners [Member]	Mar. 31, 2012 Toucan Capital and Toucan Partners [Member]	Dec. 31, 2011 Toucan Capital and Toucan Partners [Member]	Dec. 31, 2010 Toucan Capital and Toucan Partners [Member]	Sep. 30, 2012 Toucan Capital and Toucan Partners [Member]	Mar. 06, 2012 Toucan Capital and Toucan Partners [Member]	Feb. 29, 2012 Al Rajhi [Member]	Feb. 09, 2012 Al Rajhi [Member]	Jun. 29, 2012 Officer [Member]	Jan. 31, 2012 Officer [Member]	Jan. 03, 2012 Officer [Member]	Sep. 30, 2012 Artecel Inc. [Member]	Dec. 31, 2011 Artecel Inc. [Member]	Jan. 31, 2012 Toucan Partners L L C [Member]	Mar. 31, 2011 Toucan Partners L L C [Member]	Sep. 30, 2012 Toucan Partners L L C [Member]	Dec. 31, 2011 Toucan Partners L L C [Member]	Dec. 11, 2009 Toucan Partners L L C [Member]	Jan. 20, 2012 Toucan Partners L L C [Member]	Sep. 30, 2010 Toucan Partners L L C [Member]	Dec. 31, 2009 Toucan Partners L L C [Member]	Dec. 31, 2011 Toucan Partners L L C [Member] Common Stock [Member]
Research and development									$ 9,944,000		$ 3,565,000		$ 20,533,000	$ 11,474,000	$ 13,452,000	$ 9,899,000		$ 90,300,000	$ 90,264,000	$ 110,828,000																					$ 3,900,000	$ 2,400,000	$ 9,900,000	$ 5,800,000	$ 4,700,000	$ 7,800,000
Related Party Transaction, Due from (to) Related Party																																									4,800,000		4,800,000		600,000
Capital Lease Obligations, Noncurrent																																																									127,000
Collateral Security Provided To Unrelated Investor																																																		2,000,000
Collateral Security Equivalent Common Stock Shares																																																		406,250	406,250
Warrants Exercise Price			$ 9.12												$ 0.39								$ 51.84	$ 51.84		$ 2.4	$ 2.4																									$ 3.2	$ 3.2								$ 5.6	$ 6.4		$ 6.4	$ 6.4	$ 6.4		$ 6.4	$ 6.4
Warrants Exercise Period		5 years																																																		5 years	5 years								5 years	5 years		5 years	5 years	5 years
Convertible Notes Payable																																																												2,523,201
Conversion of preferred stock into common stock (in shares)																																						611,000																					277,000
Convertible notes, net									15,114,000				15,114,000		8,420,000				8,420,000	15,114,000																																1,100,000
Debt Instrument Discount Rate Percentage																																															10.00%					10.00%						10.00%					10.00%								10.00%
Debt Instrument, Interest Rate, Stated Percentage					10.00%																																										10.00%					10.00%						10.00%			10.00%		10.00%				10.00%		10.00%		10.00%	6.00%	6.00%
Debt Instrument, Maturity Date, Description																																																	14 days			2-year maturity		7 and 14 days								7 days
Debt Instrument Warrant Coverage Percentage																																															100.00%					100.00%						100.00%			100.00%		100.00%		100.00%						100.00%
Proceeds From Convertible Notes Payable																																															1,300,000		1,500,000					1,300,000								200,000
Common Stock Issued In Connection With Notes				46,875
Warrant Exercise Price If Anti Dilutive																																															$ 6.4											$ 6.4					$ 6.4
Warrant Exercise Price If Not Anti Dilutive																																															$ 9.12											$ 9.12					$ 9.12
Convertible Long Term Debt, Conversion Pice, Percentage																																															95.00%											95.00%			5.28%		95.00%		90.00%
Note Conversion Exercise Price																																																													$ 0.33
Proceeds from Related Party Debt																																								8,000,000																									700,000
Convertible notes payable to related party, net						949,000										949,000	1,300,000
Term Of Loan																																																																						2 years
Debt Instrument, Face Amount											5,400,000			5,400,000								1,100,000																																													500,000		100,000			900,000	150,000
Loan conversion (in shares)		8,125,494	2,875																															35,000																																	126,000		47,000	750,000
Original Issue Discount																																																																			10.00%		10.00%
Issuance of common stock in initial public offering (in shares)																															66,000					987,000	2,467,000	250,000
Ramp Up Cost																																																																					275,000
Accounts payable									8,173,000				8,173,000		3,808,000				3,808,000	8,173,000	9,200,000									9,200,000
Common stock, shares issued						4,569,904			11,827,595				11,827,595		9,334,101	4,569,904			9,334,101	11,827,595										2,875,000																														4,426,670
Loss On Conversion																													7,800,000
Due to Related Parties																																													600,000	10,200,000
General and administration									3,913,000		2,804,000		8,152,000	10,675,000	13,335,000	5,463,000			75,324,000	83,445,000																																			500,000	900,000
Accounts payable, related party						10,527,000			4,503,000				4,503,000		1,589,000	10,527,000			1,589,000	4,503,000																																			600,000	1,500,000
Obligation To Pay Upon Termination Of Lease													127,000
Proceeds From Operational Loan																																																																	734,000
Exercise of stock options - cashless (in shares)					329,000		2,000	133,000																										10,000	2,000	21,000	246,000																																					16,000
Accounts Payable and Accrued Liabilities																																																4,600,000							600,000		4,600,000
Reimbursement Of Expenses	800,000																																															4,600,000
Additional Expenses Incurred	800,000
Warrants Issued During Period													203,125
Proceeds from Unsecured Notes Payable			2,000,000		3,000,000	1,000,000	295,000					917,000	1,000,000																																																300,000	200,000
Debt Instrument, Convertible, Conversion Price																					$ 3.2				$ 8			$ 3.2
Debt Conversion, Converted Instrument, Rate																							11.00%		12.00%	0.00%		6.00%
Stock and warrants issued for services (in shares)									190,000	1,000																						503,000	142,000	229,000					63,000
Stock and warrants issued for services															$ 5,377,000	$ 2,248,000	$ 2,916,000															$ 8,000	$ 2,000	$ 3,000					$ 300,000

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Net operating loss carry forwards	$ 48,184	$ 41,175
Research and development credit carry forwards	3,270	2,821
Other	25	25
Gross deferred tax assets	51,478	44,021
Less valuation allowance	(51,478)	(44,021)
Net deferred tax assets	$ 0	$ 0

Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%
Increase In Deferred Tax Assets Valuation Allowance	$ 4.6	$ 7.5
Deferred Tax Asset Operating Loss Carryforward	$ 141.7

Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Office Space Taken Under Lease Agreement		7,097
Operating Leases, Future Minimum Payments Due	$ 126,027
Operating Leases, Rent Expense	165,821	100,085
Toucan Capital Fund Ii L.P. Corporation [Member]
Monthly Lease Payment Under Terminated Lease	$ 5,000

Unaudited Quarterly Financial Information (in thousands, except loss per share data) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									9 Months Ended			12 Months Ended															189 Months Ended	198 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 1996	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2000	Dec. 31, 1999	Dec. 31, 1998	Dec. 31, 1997	Dec. 31, 2011	Sep. 30, 2012
Total revenues	$ 120	$ 0	$ 10	$ 0	$ 0	$ 0	$ 10	$ 0	$ 0	$ 450	$ 10		$ 10	$ 10														$ 2,769	$ 3,219
Net income (loss) applicable to common stockholders	$ (16,495)	$ (12,576)	$ 482	$ (12,328)	$ (8,408)	$ (7,415)	$ (5,381)	$ (8,727)	$ (5,845)	$ (36,797)	$ (20,254)	$ (1,233)	$ (32,830)	$ (27,368)	$ (26,954)	$ (22,331)	$ (21,247)	$ (1,395)	$ (9,937)	$ (8,508)	$ (5,752)	$ (12,804)	$ (10,940)	$ (12,779)	$ (5,609)	$ (4,719)	$ (2,560)	$ (206,969)	$ (243,765)
Net income (loss) per share applicable to common stockholders - basic	$ (1.5)	$ (1.6)	$ 0.08	$ (2.4)	$ (1.76)					$ (3.59)	$ (3.78)		$ 5.6	$ (6.56)
Weighted average shares used in computing basic loss per share	11,029	5,945	5,945	5,243	4,818					10,258	5,355
Net income (loss) per share applicable to common stockholders - diluted	$ (1.5)	$ (2.24)	$ 0.06	$ (2.4)	$ (1.76)					$ (3.59)	$ (3.78)
Net loss per share applicable to common stockholders - basic and diluted (in dollars per share)						$ (1.44)	$ (1.28)	$ (2.24)	$ (1.6)
Weighted average shares used in computing diluted income /(loss) per share	11,029	5,945	7,696	5,243	4,818					10,258	5,355
Weighted average shares used in computing basic and diluted loss per share (in shares)						4,502	4,401	3,991	3,746				5,887	4,191

Stockholders' Equity (Deficit) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended
	Nov. 30, 2011	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Issuance of shares to private investors - Shares Issued		222,000	56,000	14,000
Issuance of shares to private investors - Shares Issued				14,000
Conversion of notes payable - Shares Issued		1,080,000	23,000	590,000
Conversion of accounts payable - Shares Issued				3,000
Conversion of notes payable - Shares Issued			300,000
Stock and warrants issued for services (in shares)		190,000	1,000
Total		1,492,000	380,000	621,000	2,493,000
Issuance of shares to private investors - Purchase/Conversion Price		$ 5.11	$ 3.68	$ 5.28
Issuance of shares to private investors - Purchase/Conversion Price				$ 4.32
Conversion of notes payable - Purchase/Conversion Price		$ 2.94	$ 2.24	$ 6.24
Conversion of accounts payable - Purchase/Conversion Price				$ 5.12
Conversion of notes payable - Purchase/Conversion Price			$ 2.88
Shares issued for consulting services - Purchase/Conversion Price		$ 4.76	$ 4
Issuance of shares to private investors - Proceeds/Debt Conversion		$ 1,135	$ 207	$ 75
Issuance of shares to private investors - Proceeds/Debt Conversion				65
Conversion of notes payable - Proceeds/Debt Conversion		3,172	66	3,700
Conversion of accounts payable - Proceeds/Debt Conversion				15
Conversion of notes payable - Proceeds/Debt Conversion			866
Shares issued for consulting services - Proceeds/Debt Conversion		905	3
Total		$ 5,212	$ 1,142	$ 3,855	$ 10,209
Warrants Issued	27,667					1,119,329		521,590
Warrants Exercise Price	$ 9.12					$ 0.39
Warrants Outstanding						845,143		494,087
June 2007 Issue One [Member] | Toucan Capital [Member]
Warrants Issued Related Transaction						See Conversion Agreement in Note 2
Warrants Issued						884,420
Warrants Exercise Price						$ 9.6
Warrants Outstanding						564,987
June 2007 Issue Two [Member] | Toucan Capital [Member]
Warrants Issued Related Transaction						See Conversion Agreement in Note 2
Warrants Issued						492,772
Warrants Exercise Price						$ 2.4
Warrants Outstanding						328,514
June 2007 [Member] | Toucan Partners [Member]
Warrants Issued Related Transaction						See Conversion Agreement in Note 2
Warrants Issued						552,033
Warrants Exercise Price						$ 9.6
Warrants Outstanding						552,033
December 2008 [Member] | Toucan Partners [Member]
Warrants Issued Related Transaction						December 2008 Loan warrants
Warrants Issued						8,281
Warrants Exercise Price						$ 0.4
Warrants Outstanding						8,281
September 2009 Issue One [Member] | Toucan Partners [Member]
Warrants Issued Related Transaction						August and December 2008 Loan Conversions
Warrants Issued						32,115
Warrants Exercise Price						$ 6.56
Warrants Outstanding						32,115
September 2009 Issue Two [Member] | Toucan Partners [Member]
Warrants Issued Related Transaction						Consulting services
Warrants Issued						52,648
Warrants Exercise Price						$ 3.2
Warrants Outstanding						52,648
July 2009 [Member] | Toucan Partners [Member]
Warrants Issued Related Transaction						Equity Investment ($650,000)
Warrants Issued						5,416
Warrants Exercise Price						$ 12
Warrants Outstanding						5,416
September 2010 [Member]
Warrants Issued Related Transaction						September 28, 2010 $350,000 Loan
Warrants Issued						26,355
Warrants Exercise Price						$ 13.28
Warrants Outstanding						26,355
September 2010 [Member] | Toucan Partners [Member]
Warrants Issued Related Transaction						October $900,000 loan
Warrants Issued						75,000
Warrants Exercise Price						$ 12
Warrants Outstanding						75,000
September 2011 [Member] | Toucan Partners [Member]
Warrants Issued Related Transaction						Loan extension
Warrants Issued						56,812
Warrants Exercise Price						$ 12
Warrants Outstanding						56,812
December 2011 [Member]
Warrants Issued Related Transaction						Toucan Partners, $100,000 loan
Warrants Issued						15,625
Warrants Exercise Price						$ 6.4
Warrants Outstanding						15,625
December 2011 [Member] | Toucan Partners [Member]
Warrants Issued Related Transaction						December $100,000 loan
Warrants Issued						15,625
Warrants Exercise Price						$ 6.4
Warrants Outstanding						15,625
May 2010 [Member]
Warrants Issued Related Transaction						SDS loan extension
Warrants Issued						31,250
Warrants Exercise Price						$ 8.48
Warrants Outstanding						31,250
January 2010 [Member]
Warrants Issued Related Transaction						Consultant compensation	[1]
Warrants Issued						6,250
Warrants Exercise Price						$ 12
Warrants Outstanding						6,250
April 2010 [Member]
Warrants Issued Related Transaction						Private Placement
Warrants Issued						14,583
Warrants Exercise Price						$ 12
Warrants Outstanding						11,062
July 2010 Issue One [Member]
Warrants Issued Related Transaction						Regen Med July 2010 $1,750,000 Loan
Warrants Issued						145,833
Warrants Exercise Price						$ 12
Warrants Outstanding						121,854
July 2010 Issue Two [Member]
Warrants Issued Related Transaction						Consultant compensation	[2]
Warrants Issued						18,750
Warrants Exercise Price						$ 12
Warrants Outstanding						18,750
October 2010 Issue One [Member]
Warrants Issued Related Transaction						Consultant compensation	[3]
Warrants Issued						1,250
Warrants Exercise Price						$ 12
Warrants Outstanding						1,250
November 2010 Issue One [Member]
Warrants Issued Related Transaction						Consultant compensation	[4]
Warrants Issued						4,739
Warrants Exercise Price						$ 12
Warrants Outstanding						4,739
December 2010 Issue One [Member]
Warrants Issued Related Transaction						December 16, 2010 $100,000 loan
Warrants Issued						8,333
Warrants Exercise Price						$ 12
Warrants Outstanding						8,333
December 2010 Issue Two [Member]
Warrants Issued Related Transaction						December SDS loan warrants
Warrants Issued						7,385
Warrants Exercise Price						$ 12
Warrants Outstanding						7,385
October 2010 Issue Two [Member]
Warrants Issued Related Transaction						October 1, 2010 $500,000 Loan
Warrants Issued						38,109
Warrants Exercise Price						$ 13.12
Warrants Outstanding						38,109
February 2010 [Member]
Warrants Issued Related Transaction						Consultant compensation	[5]
Warrants Issued						15,625
Warrants Exercise Price						$ 16
Warrants Outstanding						15,625
November 2010 Issue Two [Member]
Warrants Issued Related Transaction						Warrant issued for cash
Warrants Issued						203,125
Warrants Exercise Price						$ 24
Warrants Outstanding						203,125
February 2011 Issue One [Member]
Warrants Issued Related Transaction						Regen Med November 2010 Loan
Warrants Issued						312
Warrants Exercise Price						$ 2.4
Warrants Outstanding						312
March 2011 Issue One [Member]
Warrants Issued Related Transaction						Regen Med November 2010 Loan
Warrants Issued						300
Warrants Exercise Price						$ 2.4
Warrants Outstanding						300
September 2011 Issue One [Member]
Warrants Issued Related Transaction						Related party loan extension
Warrants Issued						8,493
Warrants Exercise Price						$ 6.24
Warrants Outstanding						8,493
May 2011 Issue One [Member]
Warrants Issued Related Transaction						Warrant coverage for 100,000 loan
Warrants Issued						723
Warrants Exercise Price						$ 6.88
Warrants Outstanding						723
September 2011 Issue Two [Member]
Warrants Issued Related Transaction						Loan Extension for officers and related parties
Warrants Issued						21,187
Warrants Exercise Price						$ 8
Warrants Outstanding						21,187
May 2011 Issue Two [Member]
Warrants Issued Related Transaction						Warrant issued in conjunction with Whitebox loans
Warrants Issued						54,824
Warrants Exercise Price						$ 9.12
Warrants Outstanding						54,824
June 2011 Issue One [Member]
Warrants Issued Related Transaction						Warrant issued in conjunction with Whitebox loans
Warrants Issued						279,605
Warrants Exercise Price						$ 9.12
Warrants Outstanding						279,605
November 2011 [Member]
Warrants Issued Related Transaction						Loan Extensions and note payable
Warrants Issued						93,456
Warrants Exercise Price						$ 9.12
Warrants Outstanding						93,456
February 2011 Issue Two [Member]
Warrants Issued Related Transaction						Regen Med November 2010 Loans
Warrants Issued						2,343
Warrants Exercise Price						$ 9.6
Warrants Outstanding						2,343
March 2011 Issue Two [Member]
Warrants Issued Related Transaction						Regen Med November 2010 Loans
Warrants Issued						2,250
Warrants Exercise Price						$ 9.6
Warrants Outstanding						2,250
June 2011 Issue Two [Member]
Warrants Issued Related Transaction						Warrant Coverage of Loans
Warrants Issued						98,913
Warrants Exercise Price						$ 11.04
Warrants Outstanding						98,913
January 2011 Issue One [Member]
Warrants Issued Related Transaction						Consultant compensation	[6]
Warrants Issued						15,625
Warrants Exercise Price						$ 11.52
Warrants Outstanding						15,625
June 2011 Issue Three [Member]
Warrants Issued Related Transaction						Regen Med November 2010 Loan
Warrants Issued						651
Warrants Exercise Price						$ 11.52
Warrants Outstanding						651
January 2011 Issue Two [Member]
Warrants Issued Related Transaction						$50,000, 100% warrant coverage
Warrants Issued						4,166
Warrants Exercise Price						$ 12
Warrants Outstanding						4,166
February 2011 Issue Three [Member]
Warrants Issued Related Transaction						Regen Med November 2010 Loans
Warrants Issued						468
Warrants Exercise Price						$ 12
Warrants Outstanding						468
March 2011 Issue Three [Member]
Warrants Issued Related Transaction						Regen Med November 2010 Loans
Warrants Issued						450
Warrants Exercise Price						$ 12
Warrants Outstanding						450
September 2011 Issue Three [Member]
Warrants Issued Related Transaction						Officer and related party loan extensions
Warrants Issued						216,456
Warrants Exercise Price						$ 12
Warrants Outstanding						216,456
January 2011 Issue Three [Member]
Warrants Issued Related Transaction						Private placement
Warrants Issued						29,296
Warrants Exercise Price						$ 12.8
Warrants Outstanding						29,296

[1]	The fair value of the warrants amounting to $72,000 was recognized as general and administrative expense.
[2]	The fair value of the warrants amounting to $203,000 was recognized as general and administrative expense.
[3]	The fair value of the warrants amounting to $14,000 was recognized as general and administrative expense.
[4]	The fair value of the warrants amounting to $48,000 was recognized as general and administrative expense.
[5]	The fair value of the warrants amounting to $169,000 was recognized as general and administrative expense.
[6]	The fair value of the warrants amounting to $156,000 was recognized as general and administrative expense.

Stockholders' Equity (Deficit) (Details 1) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2011	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2012 Toucan Partners L L C [Member]	Sep. 30, 2012 Toucan Partners L L C [Member]	Dec. 31, 2011 Toucan Partners L L C [Member]	Dec. 31, 2011 June 01 2007 Issue One [Member]	Dec. 31, 2011 December 3 2010 Issue One [Member]	Dec. 31, 2011 February 2011 Issue One [Member]	Dec. 31, 2011 March 2011 Issue One [Member]	Dec. 31, 2011 September 30 2009 [Member]	Dec. 31, 2011 November 2008 [Member]	Dec. 31, 2011 September 2011 Issue One [Member]	Dec. 31, 2011 December 2008 [Member] Toucan Partners L L C [Member]	Dec. 31, 2011 December 2011 [Member]	Dec. 31, 2011 December 2011 [Member] Toucan Partners L L C [Member]	Dec. 31, 2011 November 06 2008 [Member]	Dec. 31, 2011 May 2011 Issue One [Member]	Dec. 31, 2011 September 2011 Issue Two [Member]	Dec. 31, 2011 May 2010 [Member]	Dec. 31, 2011 May 2011 Issue Two [Member]	Dec. 31, 2011 June 2011 [Member]	Dec. 31, 2011 November 2011 [Member]	Dec. 31, 2011 June 01 2007 Issue Two [Member]	Dec. 31, 2011 December 3 2010 Issue Two [Member]	Dec. 31, 2011 February 2011 Issue Two [Member]	Dec. 31, 2011 March 2011 Issue Two [Member]	Dec. 31, 2011 September 28 2009 [Member]	Dec. 31, 2011 June 2011 Issue Two [Member]	Dec. 31, 2011 January 2011 Issue One [Member]	Dec. 31, 2011 June 2011 Issue Three [Member]	Dec. 31, 2011 January 2010 [Member]	Dec. 31, 2011 March 23 2010 To May 26 2010 [Member]	Dec. 31, 2011 July 2009 [Member] Toucan Partners L L C [Member]	Dec. 31, 2011 July 2010 Issue Two [Member]	Dec. 31, 2011 July 14 2010 [Member]	Dec. 31, 2011 October 13 2010 [Member]	Dec. 31, 2011 November 2010 Issue One [Member]	Dec. 31, 2011 December 3 2010 Issue Three [Member]	Dec. 31, 2011 December 2010 Issue One [Member]	Dec. 31, 2011 December 2010 Issue Two [Member]	Dec. 31, 2011 January 2011 Issue Two [Member]	Dec. 31, 2011 February 2011 Issue Three [Member]	Dec. 31, 2011 March 2011 Issue Three [Member]	Dec. 31, 2011 September 2011 Issue Three [Member]	Dec. 31, 2011 Novemeber 29 2010 [Member]	Dec. 31, 2011 January 2011 Issue Three [Member]	Dec. 31, 2011 September 2010 [Member]	Dec. 31, 2011 February 2010 [Member]	Dec. 31, 2011 November 2010 Issue Two [Member]	Dec. 31, 2011 February 9 2003 [Member]	Dec. 31, 2011 January 8 2003 [Member]	Dec. 31, 2011 December 26 2002 [Member]
Outstanding		3,568,308
Issued		1,868,550
Outstanding		5,436,858	3,568,308
Outstanding, Weighted Average Exercise Price		$ 8.96
Issued, Weighted Average Exercise Price		$ 7.14
Outstanding, Weighted Average Exercise Price		$ 8.3	$ 8.96
Warrants Issued	27,667		1,119,329	521,590				476,175	15,984	312	300	106,476	9,464	8,493	8,281	15,625	15,625	68,471	723	21,187	31,250	54,824	279,738	93,456	1,311,968	119,892	2,343	2,250	108,944	98,913	15,625	651	6,250	14,583	5,416	18,750	120,936	5,000	4,739	23,978	8,333	7,385	4,166	468	450	216,456	2,304	29,296	26,355	15,625	203,125	833	833	1,666
Warrants Exercise Price	$ 9.12		$ 0.39		$ 6.4	$ 6.4	$ 6.4	$ 2.4	$ 2.4	$ 2.4	$ 2.4	$ 3.2	$ 5.6	$ 6.24	$ 6.4	$ 6.4	$ 6.4	$ 6.56	$ 6.88	$ 8	$ 8.48	$ 9.12	$ 9.12	$ 9.12	$ 9.6	$ 9.6	$ 9.6	$ 9.6	$ 10.08	$ 11.04	$ 11.52	$ 11.52	$ 12	$ 12	$ 12	$ 12	$ 12	$ 12	$ 12	$ 12	$ 12	$ 12	$ 12	$ 12	$ 12	$ 12	$ 12.8	$ 12.8	$ 13.28	$ 16	$ 24	$ 24.48	$ 42.56	$ 51.84
Warrants Expiration Date								May 31, 2015	Dec 2, 2013	Feb 7, 2014	Mar 30, 2014	Sep 29, 2012	Nov 6, 2013	Nov 6, 2013	Dec 22, 2016		Dec 1, 2014	Nov 6, 2013	May 2, 2014	Sep 6, 2016	Nov 17, 2015	May 31, 2016	Jun 28, 2016	Nov 10, 2014	May 31, 2015	Dec 2, 2013	Feb 7, 2014	Mar 30, 2014	Sep 27, 2012	Jun 28, 2016	Jan 14, 2015	Jan 14, 2014	Dec 31, 2012	May 25, 2013	Jul 1, 2013	Jul 6, 2013	Jul 13, 2015	Oct 12, 2013	Nov 22, 2015	Dec 3, 2013	Dec 12, 2015	Dec 28, 2015	Jan 2, 2016	Feb 7, 2014	Mar 30, 2014	Sep 6, 2016	Nov 23, 2013	Jan 25, 2016	Nov 29, 2015	Jan 31, 2013	Nov 4, 2013	Feb 8, 2013	Jan 7, 2013	Dec 25, 2012

Stockholders' Equity (Deficit) (Details 2) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011 Common Stock Options [Member]	Dec. 31, 2010 Common Stock Options [Member]	Dec. 31, 2011 Common Stock Warrants [Member]	Dec. 31, 2010 Common Stock Warrants [Member]	Dec. 31, 2011 Common Stock Issuable On Conversion Of Notes Payable [Member]	Dec. 31, 2010 Common Stock Issuable On Conversion Of Notes Payable [Member]
Excluded potentially dilutive securities	9,638	5,369	9,638	6,878	1,551	203	3,568	2,884	1,555	1,162

Stockholders' Equity (Deficit) (Details 3) (USD $)	12 Months Ended				12 Months Ended																					12 Months Ended				12 Months Ended					12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended								12 Months Ended			12 Months Ended			12 Months Ended						12 Months Ended					12 Months Ended
	Dec. 31, 2011	Sep. 30, 2012	May 31, 2011	Dec. 31, 2010	Dec. 31, 2010 March 2010 Issue One [Member]	Dec. 31, 2010 March 2010 Issue Two [Member]		Dec. 31, 2010 May 2010 [Member]		Dec. 31, 2010 June 2010 [Member]	Dec. 31, 2010 July 2010 Issue One [Member]	Dec. 31, 2010 July 2010 Issue Two [Member]		Dec. 31, 2010 September 2010 [Member]	Dec. 31, 2010 October 2010 [Member]	Dec. 31, 2010 December 2010 Issue One [Member]		Dec. 31, 2010 December 2010 Issue Two [Member]		Dec. 31, 2010 December 2010 Issue Three [Member]	Dec. 31, 2010 December 2010 Issue Four [Member]	Dec. 31, 2011 January 2011 Issue One [Member]		Dec. 31, 2011 January 2011 Issue One [Member] Minimum [Member]	Dec. 31, 2011 January 2011 Issue One [Member] Maximum [Member]	Dec. 31, 2011 January 2011 Issue Two [Member]	Dec. 31, 2011 January 2011 Issue Three [Member]	Dec. 31, 2011 January 2011 Issue Three [Member] Minimum [Member]	Dec. 31, 2011 January 2011 Issue Three [Member] Maximum [Member]	Dec. 31, 2011 February 2011 Issue One [Member]		Dec. 31, 2011 February 2011 Issue Two [Member]	Dec. 31, 2011 February 2011 Issue Two [Member] Minimum [Member]	Dec. 31, 2011 February 2011 Issue Two [Member] Maximum [Member]	Dec. 31, 2011 March 2011 Issue One [Member]	Dec. 31, 2011 March 2011 Issue One [Member] Minimum [Member]	Dec. 31, 2011 March 2011 Issue One [Member] Maximum [Member]	Dec. 31, 2011 March 2011 Issue Two [Member]	Dec. 31, 2011 March 2011 Issue Two [Member] Minimum [Member]	Dec. 31, 2011 March 2011 Issue Two [Member] Maximum [Member]	Dec. 31, 2011 March 2011 Issue Three [Member]	Dec. 31, 2011 March 2011 Issue Three [Member] Minimum [Member]	Dec. 31, 2011 March 2011 Issue Three [Member] Maximum [Member]	Dec. 31, 2011 April 2011 [Member]	Dec. 31, 2011 April 2011 [Member] Minimum [Member]	Dec. 31, 2011 April 2011 [Member] Maximum [Member]	Dec. 31, 2011 May 2011 Issue One [Member]	Dec. 31, 2011 May 2011 Issue One [Member] Minimum [Member]	Dec. 31, 2011 May 2011 Issue One [Member] Maximum [Member]	Dec. 31, 2011 May 2011 Issue Two [Member]	Dec. 31, 2011 May 2011 Issue Three [Member]	Dec. 31, 2011 May 2011 Issue Four [Member]	Dec. 31, 2011 May 2011 Issue Five [Member]	Dec. 31, 2011 June 2011 Issue One [Member]		Dec. 31, 2011 June 2011 Issue One [Member] Minimum [Member]	Dec. 31, 2011 June 2011 Issue One [Member] Maximum [Member]	Dec. 31, 2011 June 2011 Issue Two [Member]	Dec. 31, 2011 June 2011 Issue Two [Member] Minimum [Member]	Dec. 31, 2011 June 2011 Issue Two [Member] Maximum [Member]	Dec. 31, 2011 June 2011 Issue Three [Member]	Dec. 31, 2011 June 2011 Issue Three [Member] Minimum [Member]	Dec. 31, 2011 June 2011 Issue Three [Member] Maximum [Member]	Dec. 31, 2011 July 2011 Issue One [Member]	Dec. 31, 2011 July 2011 Issue Two [Member]	Dec. 31, 2011 August 2011 [Member]	Dec. 31, 2011 September 2011 Issue One [Member]	Dec. 31, 2011 September 2011 Issue One [Member] Minimum [Member]	Dec. 31, 2011 September 2011 Issue One [Member] Maximum [Member]	Dec. 31, 2011 September 2011 Issue Two [Member]	Dec. 31, 2011 October 2011 Issue One [Member]	Dec. 31, 2011 October 2011 Issue Two [Member]	Dec. 31, 2011 October 2011 Issue Two [Member] Minimum [Member]	Dec. 31, 2011 October 2011 Issue Two [Member] Maximum [Member]	Dec. 31, 2011 November 2011 [Member]		Dec. 31, 2011 December 2011 [Member]	Dec. 31, 2011 December 2011 [Member] Minimum [Member]	Dec. 31, 2011 December 2011 [Member] Maximum [Member]
Common Stock Transaction					Private Placement	Al Rajhi interest conversion	[1]	SDS Loan conversion	[2]	Private Placement	Private Placement	Toucan Partners LLC consulting fees	[3]	Private Placement	Note conversion	Stock issued in lieu of salaries	[3]	Consultant fees paid in stock	[3]	Loan conversion	Private Placement	Consultant fees paid in Stock	[3]			Private Placement	Loan Conversion			Consultant fees paid in Stock	[3]	Loan Conversion			Consultant fees paid in Stock [3]			Payables Conversion			Loan Conversion			Loan Conversion			Consultant fees paid in Stock [3]			Private Placement	Private Placement	Private Placement	Private Placement	Consultant fees paid in Stock	[3]			Loan Conversion			Private Placement			Payable Conversion	Loan Conversion	Loan Conversion	Loan Conversion			Loan Conversion	Private Placement	Loan Conversion			Payables Conversion	[4]	Loan Conversion
Common stock, shares issued	9,334,101	11,827,595		4,569,904	90,729	71,163		331,250		145,833	54,167	529		16,667	3,686	44,047		97,442		22,074	12,500	33,526				12,500	92,818			11,979		8,500			27,604			346,385			8,713			42,454			16,872			9,766	6,510	9,766	8,333	24,960				159,968			448,104			41,667	18,750	46,875	62,299			61,250	16,447	317,031			2,875,000		56,121
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 9.12	$ 0.001	$ 12	$ 12		$ 3.2		$ 12	$ 12	$ 3.2		$ 12	$ 12.32	$ 11.68		$ 12.32		$ 7.36	$ 12			$ 10.88	$ 12	$ 0.75		$ 7.68	$ 8.8	$ 11.36			$ 4.8	$ 8.48		$ 5.44	$ 11.04		$ 4.8	$ 7.52		$ 4.48	$ 4.8		$ 4.48	$ 4.64		$ 6.56	$ 7.04	$ 7.68	$ 6.88	$ 7.68	$ 12			$ 10.88	$ 13.76		$ 4.48	$ 16		$ 6.88	$ 9.76	$ 12	$ 7.36	$ 5.44		$ 5.12	$ 5.44	$ 3.2	$ 9.12		$ 4.16	$ 5.12	$ 3.2			$ 4	$ 4.64
Proceeds from Issuance of Common Stock	$ 5,500,791				$ 1,088,750					$ 1,750,000	$ 650,000			$ 200,000							$ 150,000	$ 0				$ 150,000																								$ 75,000	$ 60,791	$ 75,000	$ 100,000								$ 4,890,000										$ 150,000

[1]	The fair value of the common stock issued in excess of the accrued interest payable converted into common stock amounted to $194,761 and was recorded in interest expense in the accompanying consolidated financial statements.
[2]	The value of the stock issued to SDS in excess of the carrying amount of the loan principal and accrued interest payable that was converted was $4,673,568. This amount was charged to loan conversion inducement expense in the accompanying consolidated statements of operations during 2010.
[3]	Common stock valued at closing price at date of issue.
[4]	The Company settled $9.2 million of outstanding accounts payable by issuing 2.875 million shares of common stock and recorded a charge to operations of $7.8 million, which was the aggregate difference between the market price and the conversion price.

Stockholders' Equity (Deficit) (Details Textual) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended		189 Months Ended	198 Months Ended			12 Months Ended											9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2012	Nov. 30, 2011	Mar. 31, 2002	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012	Nov. 23, 2011	Mar. 06, 2002	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 1998 Common Stock [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2009 Warrant [Member]	Dec. 31, 2011 January 2010 [Member]	Dec. 31, 2011 February 2010 [Member]	Dec. 31, 2011 July 2010 Issue Two [Member]	Dec. 31, 2011 October 2010 Issue One [Member]	Dec. 31, 2011 November 2010 Issue One [Member]	Dec. 31, 2011 January 2011 Issue One [Member]	Dec. 31, 2011 November 2011 [Member]	Sep. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Sep. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]
Warrants Exercise Price		$ 9.12						$ 0.39								$ 0		$ 12	$ 16	$ 12	$ 12	$ 12	$ 11.52	$ 9.12	$ 2.4	$ 2.4	$ 51.84	$ 51.84
Warrants Contractual Term																									3 years		5 years
General and administration				$ 3,913,000	$ 2,804,000	$ 8,152,000	$ 10,675,000	$ 13,335,000	$ 5,463,000	$ 75,324,000	$ 83,445,000							$ 72,000	$ 169,000	$ 203,000	$ 14,000	$ 48,000	$ 156,000
Loan conversion inducement				0	0	0	125,000	125,000	4,673,000	10,415,000	10,415,000			4,701,000			916,716,000
Interest expense				2,788,000	2,370,000	9,626,000	5,426,000	7,648,000	7,884,000	41,564,000	51,190,000				195,000
Accounts payable				8,173,000		8,173,000		3,808,000		3,808,000	8,173,000	9,200,000
Loss On Conversion																								7,800,000
Outstanding - Aggregate Intrinsic Value				$ 0		$ 0					$ 0		$ 1,925,000
Share-based Compensation Arrangement by Share-based Payment Award, Description			exercisable only in the event that a third party acquires beneficial ownership of, or announces a tender or exchange offer for, at least 15% of the Company's outstanding common stock and such acquisition or offer is determined by the Board of Directors to not be in the best interests of the stockholders. If the acquisition or offer were determined by the Board of Directors to be in the best interests of the stockholders, the rights may be redeemed by the Company for $0.0001 per right.
Antidilutive Shares Outstanding Percentage													15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date			Feb 25, 2012
Anti Dilutive Securities Common Stock Purchase Price Per Share													$ 308
Loan conversion (in shares)	8,125	3												35
Debt Instrument, Convertible, Conversion Price												$ 3.2

Subsequent Events (Details Textual) (USD $)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended						189 Months Ended	198 Months Ended			1 Months Ended	9 Months Ended	12 Months Ended								1 Months Ended	3 Months Ended	12 Months Ended					9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended
	Oct. 31, 2012	Nov. 30, 2011	May 31, 2011	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2001	Dec. 31, 2011	Sep. 30, 2012	Nov. 23, 2011	Jan. 19, 2011	Nov. 30, 2011 Common Stock [Member]	Sep. 30, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2007 Common Stock [Member]	Dec. 31, 2006 Common Stock [Member]	Dec. 31, 2001 Common Stock [Member]	Jun. 29, 2012 Officer [Member]	Jan. 03, 2012 Officer [Member]	Jan. 31, 2012 Toucan Partners L L C [Member]	Mar. 31, 2011 Toucan Partners L L C [Member]	Dec. 31, 2011 Toucan Partners L L C [Member]	Dec. 11, 2009 Toucan Partners L L C [Member]	Jan. 20, 2012 Toucan Partners L L C [Member]	Sep. 30, 2010 Toucan Partners L L C [Member]	Dec. 31, 2009 Toucan Partners L L C [Member]	Sep. 30, 2012 Subsequent Event 1 [Member]	Sep. 30, 2012 Subsequent Event [Member]	Dec. 31, 2011 Subsequent Event [Member]	Sep. 30, 2012 Subsequent Event [Member] Private Placement [Member]	Dec. 31, 2011 Subsequent Event [Member] Common Stock [Member]	Sep. 30, 2012 Subsequent Event [Member] Warrant [Member]	Dec. 31, 2011 Subsequent Event [Member] Officer [Member]	Jan. 31, 2012 Subsequent Event [Member] Non Affiliated Investor [Member]	Dec. 31, 2011 Subsequent Event [Member] Non Affiliated Investor [Member]	Sep. 30, 2012 Subsequent Event [Member] Non Affiliated Investor [Member]	Jan. 20, 2012 Subsequent Event [Member] Non Affiliated Investor [Member]	Dec. 31, 2011 Subsequent Event [Member] Toucan Partners L L C [Member]	Dec. 31, 2011 Subsequent Event [Member] Private Investor [Member] Common Stock [Member]	Dec. 31, 2011 Subsequent Event [Member] Four M Purchasers Llc [Member]	Dec. 31, 2011 Subsequent Event [Member] Convertible Notes Payable [Member]
Warrants Exercisable Price	$ 6.4																																		$ 6.4													$ 6.4
Debt Instrument, Maturity Date								Aug 2, 2012	Apr 30, 2009
Warrants Exercise Period	5 years																											5 years							5 years
Convertible Notes Payable																																				$ 1,100,000					$ 200,000				$ 75,000	$ 605,000
Conversion of preferred stock into common stock (in shares)																									611,000
Debt Instrument, Face Amount							5,400,000										1,100,000												500,000	100,000			900,000	150,000			666,666												200,000
Original Issue Discount																													10.00%	10.00%																			10.00%
Debt Instrument, Interest Rate, Stated Percentage			10.00%																							10.00%	10.00%		10.00%	10.00%		10.00%	6.00%	6.00%							6.00%							8.00%	10.00%
Debt Instrument Warrant Coverage Percentage																										100.00%	100.00%					100.00%																	100.00%
Debt Instrument, Convertible, Conversion Price																$ 3.2																																	$ 6.4
Convertible Debt																																											802,000	28,400,000
Payments on note payable						0	0	0	0					420,000	420,000																						220,000
Discount On Market Price Upon Conversion																																					40.00%
Proceeds from Other Short-term Debt																																											500,000
Debt Instrument Conversion Price Description																																					The conversion price for the $500,000 tranche is equal to a twenty percent discount from the market price at the time of conversion.				The conversion price is equal to a five percent discount from the market price at the time of conversion.	5.92 cents per share	The conversion price for the $220,000 tranche is equal to a fifteen percent discount from the market price at the time of conversion.
Debt Conversion Converted Instrument Warrant, Percentage																																					30.00%
Warrant, Exercise Price																																										$ 9.12
Debt Instrument Convertible Price Discount Percentage																																									10.00%
Line of Credit Facility, Maximum Borrowing Capacity																																														2,250,000
Line Of Credit Facility First Instalment Received																																														1,500,000
Warrant Exercise Price 1																																					$ 6.4
Common stock, shares authorized				450,000,000		450,000,000		150,000,000	150,000,000					150,000,000	450,000,000																						450,000,000									150,000,000
Line Of Credit Facility Second Instalment Received																																														250,000
Line Of Credit Facility Third Instalment Received																																														500,000
Issuance of common stock in initial public offering (in shares)																		66,000					987,000	2,467,000	250,000													1,000,000									14,000
Equity Issuance, Per Share Amount																																															$ 4.8
Issuance of common stock in initial public offering											25,886,000	4,688,000	17,155,000										16,000	39,000	4,000													5,000,000	519,000								65,000
Proceeds from Issuance of Secured Debt																																																1,700,000
Secured Demand Notes																																																2,500,000
Remaining Proceeds From Issuance Of Secured Debt Period																																																90 days
Loan conversion (in shares)	8,125,494	2,875																				35,000							126,000	47,000	750,000								513,000
Stock and warrants issued for services (in shares)				190,000	1,000															503,000	142,000	229,000																	3,000
Debt Conversion, Converted Instrument, Amount	300,000	2,076,846	559,480			2,000,000		3,400,000		112,000												1,000														300,000
Value Of Convertible Notes Retired	28,400,000
Shares Issued Upon Exercise Of Warrants	3,624,436
Accounts Payable and Accrued Liabilities, Current				4,600,000		4,600,000		6,000,000						6,000,000	4,600,000
Expenses Reimbursed In Kind																			$ 1,700,000																					$ 800,000